                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                             Robert M. Zakem, Esq.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period: September 30, 2003
                         -------------------------

Item 1. Reports to Shareholders

        SunAmerica Income Funds, Semiannual Report at September 30, 2003.

                                    [GRAPHIC]



  SunAmerica

                           THE RETIREMENT SPECIALIST
                                                                   Income Funds
                               2003 SEMIANNUAL REPORT


[LOGO] AIG Sun America
Mutual Funds

        September 30, 2003                                     SEMIANNUAL REPORT


SUNAMERICA INCOME FUNDS

SunAmerica Core Bond Fund (NAIBX)
SunAmerica U.S. Government Securities Fund (SGTAX)
SunAmerica GNMA Fund (GNMAX)
SunAmerica Strategic Bond Fund (SDIAX)
SunAmerica High Yield Bond Fund (SHNAX)
SunAmerica Tax Exempt Insured Fund (STEAX)

                        Table of Contents

                    STATEMENT OF ASSETS AND LIABILITIES  1
                    STATEMENT OF OPERATIONS............  3
                    STATEMENT OF CHANGES IN NET ASSETS.  5
                    FINANCIAL HIGHLIGHTS...............  8
                    PORTFOLIO OF INVESTMENTS........... 14
                    NOTES TO FINANCIAL STATEMENTS...... 53
                    TRUSTEE INFORMATION................ 74

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2003 -- (unaudited)

                                        Core      U.S. Government     GNMA        Strategic     High Yield    Tax Exempt
                                      Bond Fund   Securities Fund     Fund        Bond Fund     Bond Fund    Insured Fund
                                    ------------  --------------- ------------  ------------  -------------  ------------
ASSETS:
Investment securities, at value*... $345,486,997   $253,640,150   $556,478,617  $ 87,214,022  $ 250,593,372  $88,249,330
Short-term securities*.............   59,986,311     14,950,000    134,859,152     1,497,000             --    6,543,651
Repurchase agreements (cost equals
 market)...........................   29,232,000     47,352,000    174,392,000     1,665,000     19,505,000           --
Deposit with brokers for
 securities sold short.............           --             --             --            --      2,954,101           --
Cash...............................          846            384            799     1,443,571        324,735           73
Foreign cash*......................           --             --             --        10,112             --           --
Receivable for shares of
 beneficial interest sold..........      435,916        141,781      2,834,348       602,756      3,229,575        6,658
Interest and dividends receivable..    2,732,182      1,381,417      1,961,251     1,671,679      6,127,189    1,420,999
Receivable due from adviser........       19,937        170,051        142,378         9,477          5,128        1,776
Receivable for investments sold....   22,544,885      9,845,804     10,304,280       390,614     14,518,074    1,183,901
Prepaid expenses...................        4,664          4,330          8,018         1,316          2,767        1,490
                                    ------------   ------------   ------------  ------------  -------------  -----------
 Total assets......................  460,443,738    327,485,917    880,980,843    94,505,547    297,259,941   97,407,878
                                    ------------   ------------   ------------  ------------  -------------  -----------
LIABILITIES:
Payable for investments purchased..  110,679,404     60,808,333    285,000,933       529,966     10,608,593           --
Payable for shares of beneficial
 interest redeemed.................    5,214,300        420,161      3,026,809       233,087      1,971,603       27,102
Interest payable on securities
 sold short........................           --             --             --            --         73,666           --
Collateral due upon return of
 securities loaned.................           --             --             --       625,000             --           --
Dividends payable..................        4,827        121,065        170,852       173,340        553,987       77,840
Investment advisory and management
 fees payable......................      157,959        138,451        219,128        48,262        165,040       39,163
Distribution and service
 maintenance fees payable..........       31,571        111,138        317,695        51,939        118,402       40,219
Accrued expenses...................      228,638        249,835         39,351       230,180        194,216      132,712
Securities sold short, at value#...           --             --             --            --      1,879,000           --
Unrealized depreciation on forward
 foreign currency contracts........           --             --             --        58,492             --           --
                                    ------------   ------------   ------------  ------------  -------------  -----------
 Total liabilities.................  116,316,699     61,848,983    288,774,768     1,950,266     15,564,507      317,036
                                    ------------   ------------   ------------  ------------  -------------  -----------
  Net assets....................... $344,127,039   $265,636,934   $592,206,075  $ 92,555,281  $ 281,695,434  $97,090,842
                                    ============   ============   ============  ============  =============  ===========
NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest,
 $.01 par value.................... $    330,796   $    277,246   $    513,486  $    280,583  $     691,320  $    71,845
Paid-in capital....................  340,187,484    271,828,352    577,044,957   140,488,254    405,758,598   88,591,352
                                    ------------   ------------   ------------  ------------  -------------  -----------
                                     340,518,280    272,105,598    577,558,443   140,768,837    406,449,918   88,663,197
Accumulated undistributed net
 investment income (loss)..........     (681,543)    (1,069,513)    (1,269,532)     (188,476)      (151,386)     130,558
Accumulated net realized gain
 (loss) on investments and foreign
 currency..........................     (764,019)   (11,045,054)     7,380,644   (52,359,548)  (130,084,653)   2,873,266
Net unrealized appreciation
 (depreciation) on investments.....    5,054,321      5,645,903      8,536,520     4,390,443      5,562,055    5,423,821
Net unrealized foreign exchange
 gain (loss) on other assets and
 liabilities.......................           --             --             --       (55,975)            --           --
Net unrealized appreciation
 (depreciation) on securities sold
 short.............................           --             --             --            --        (80,500)          --
                                    ------------   ------------   ------------  ------------  -------------  -----------
  Net assets....................... $344,127,039   $265,636,934   $592,206,075  $ 92,555,281  $ 281,695,434  $97,090,842
                                    ============   ============   ============  ============  =============  ===========
*Identified cost
 Investment securities............. $340,432,676   $247,994,247   $547,942,097  $ 82,823,579  $ 245,031,317  $82,825,509
                                    ============   ============   ============  ============  =============  ===========
 Short-term securities............. $ 59,986,311   $ 14,950,000   $134,859,152  $  1,497,000  $          --  $ 6,543,651
                                    ============   ============   ============  ============  =============  ===========
 Foreign cash...................... $         --   $         --   $         --  $     10,017  $          --  $        --
                                    ============   ============   ============  ============  =============  ===========
#Proceeds from securities sold
 short............................. $         --   $         --   $         --  $         --  $   1,798,500  $        --
                                    ============   ============   ============  ============  =============  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2003 -- (unaudited) (continued)

                                                 Core      U.S. Government     GNMA      Strategic  High Yield   Tax Exempt
                                               Bond Fund   Securities Fund     Fund      Bond Fund  Bond Fund   Insured Fund
                                              ------------ --------------- ------------ ----------- ----------- ------------
Class A (unlimited shares authorized):
Net assets................................... $ 65,179,307  $199,212,221   $301,816,040 $38,486,394 $91,720,279 $72,735,926
Shares of beneficial interest issued and
 outstanding.................................    6,269,416    20,792,423     26,210,038  11,673,777  22,549,017   5,382,322
Net asset value and redemption price per
 share....................................... $      10.40  $       9.58   $      11.52 $      3.30 $      4.07 $     13.51
Maximum sales charge (4.75% of offering
 price)......................................         0.52          0.48           0.57        0.16        0.20        0.67
                                              ------------  ------------   ------------ ----------- ----------- -----------
Maximum offering price to public............. $      10.92  $      10.06   $      12.09 $      3.46 $      4.27 $     14.18
                                              ============  ============   ============ =========== =========== ===========
Class B (unlimited shares authorized):
Net assets................................... $  6,867,510  $ 47,275,924   $166,347,091 $33,235,963 $72,273,661 $18,451,222
Shares of beneficial interest issued and
 outstanding.................................      662,511     4,932,168     14,405,519  10,086,165  17,733,099   1,365,335
Net asset value, offering and redemption
 price per share (excluding any applicable
 contingent deferred sales charge)........... $      10.37  $       9.59   $      11.55 $      3.30 $      4.08 $     13.51
                                              ============  ============   ============ =========== =========== ===========
Class II (unlimited shares authorized):
Net assets................................... $  5,220,636  $ 19,148,789   $118,178,510 $17,343,376 $46,070,144 $ 5,903,694
Shares of beneficial interest issued and
 outstanding.................................      502,924     1,999,986     10,224,489   5,240,503  11,266,040     436,803
Net asset value and redemption price per
 share (excluding any applicable contingent
 deferred sales charge)...................... $      10.38  $       9.57   $      11.56 $      3.31 $      4.09 $     13.52
Maximum sales charge (1.00% of offering
 price)......................................         0.10          0.10           0.12        0.03        0.04        0.14
                                              ------------  ------------   ------------ ----------- ----------- -----------
Maximum offering price to public............. $      10.48  $       9.67   $      11.68 $      3.34 $      4.13 $     13.66
                                              ============  ============   ============ =========== =========== ===========
Class I (unlimited shares authorized):
Net assets................................... $ 23,541,216  $         --   $     30,226 $ 3,489,548 $    15,915 $        --
Shares of beneficial interest issued and
 outstanding.................................    2,261,696            --          2,625   1,057,882       3,914          --
Net asset value, offering and redemption
 price per share............................. $      10.41  $         --   $      11.51 $      3.30 $      4.07 $        --
                                              ============  ============   ============ =========== =========== ===========
Class Z (unlimited shares authorized):
Net assets................................... $243,318,370  $         --   $         -- $        -- $71,615,435 $        --
Shares of beneficial interest issued and
 outstanding.................................   23,383,059            --             --          --  17,579,943          --
Net asset value, offering and redemption
 price per share............................. $      10.41  $         --   $         -- $        -- $      4.07 $        --
                                              ============  ============   ============ =========== =========== ===========
Class X (unlimited shares authorized):
Net assets................................... $         --  $         --   $  5,834,208 $        -- $        -- $        --
Shares of beneficial interest issued and
 outstanding.................................           --            --        505,933          --          --          --
Net asset value, offering and redemption
 price per share............................. $         --  $         --   $      11.53 $        -- $        -- $        --
                                              ============  ============   ============ =========== =========== ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the six months ended September 30, 2003 -- (unaudited)

                                                       Core     U.S. Government     GNMA
                                                     Bond Fund  Securities Fund     Fund
                                                    ----------  --------------- -----------
INVESTMENT INCOME:
Income:
 Interest.......................................... $5,919,179    $ 5,491,442   $ 8,334,533
 Dividends.........................................         --             --            --
                                                    ----------    -----------   -----------
   Total investment income.........................  5,919,179      5,491,442     8,334,533
                                                    ----------    -----------   -----------
Expenses:
 Investment advisory and management fees...........    951,212        914,609     1,406,792
 Distribution and service maintenance
   fees -- Class A.................................     71,057        360,982       515,959
 Distribution and service maintenance
   fees -- Class B.................................     36,948        282,099       915,308
 Distribution and service maintenance
   fees -- Class II................................     26,957        113,316       669,904
 Service fees -- Class I...........................     27,803             --            40
 Transfer agent fees and expenses -- Class A.......     47,592        271,738       355,061
 Transfer agent fees and expenses -- Class B.......     11,606         77,800       228,452
 Transfer agent fees and expenses -- Class II......      7,029         29,687       157,993
 Transfer agent fees and expenses -- Class I.......     28,126             --           123
 Transfer agent fees and expenses -- Class Z.......     48,678             --            --
 Transfer agent fees and expenses -- Class X.......         --             --         5,500
 Custodian fees and expenses.......................     59,544         50,625        78,907
 Printing expense..................................     23,607         29,097        52,155
 Audit and tax fees................................     37,881         18,483        20,324
 Trustees' fees and expenses.......................     17,699         14,836        27,277
 Legal fees and expenses...........................      7,869          4,026         7,869
 Registration fees -- Class A......................      9,333          9,516        15,189
 Registration fees -- Class B......................      9,150          4,026        13,359
 Registration fees -- Class II.....................      5,124          7,503        11,895
 Registration fees -- Class I......................     23,424             --        10,065
 Registration fees -- Class Z......................         --             --            --
 Registration fees -- Class X......................         --             --            --
 Interest expense..................................         --             --            --
 Interest expense on securities sold short.........         --             --            --
 Miscellaneous expenses............................      8,541          8,017         9,700
                                                    ----------    -----------   -----------
   Total expenses before reimbursements and
    custody credits................................  1,459,180      2,196,360     4,501,872
   Expenses reimbursed by investment adviser.......    (28,978)      (525,797)     (424,027)
   Custody credits earned on cash balances.........       (801)        (1,032)          (34)
                                                    ----------    -----------   -----------
   Net expenses....................................  1,429,401      1,669,531     4,077,811
                                                    ----------    -----------   -----------
Net investment income..............................  4,489,778      3,821,911     4,256,722
                                                    ----------    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss) on investments............  3,846,460        520,331    (1,817,615)
Net realized foreign exchange gain (loss) on
 other assets and liabilities......................         --             --            --
Net realized gain (loss) on securities sold short..         --             --            --
Net change in unrealized appreciation
 (depreciation) on investments.....................   (708,962)    (2,537,920)     (450,373)
Net change in unrealized foreign exchange gain
 (loss) on other assets and liabilities............         --             --            --
Net change in unrealized appreciation
 (depreciation) on securities sold short...........         --             --            --
                                                    ----------    -----------   -----------
Net realized and unrealized gain (loss) on
 investments.......................................  3,137,498     (2,017,589)   (2,267,988)
                                                    ----------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $7,627,276    $ 1,804,322   $ 1,988,734
                                                    ==========    ===========   ===========

--------
See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the six months ended September 30, 2003 -- (unaudited) (continued)

                                                     Strategic   High Yield   Tax Exempt
                                                     Bond Fund   Bond Fund   Insured Fund
                                                    ----------  -----------  ------------
INVESTMENT INCOME:
Income:
 Interest.......................................... $3,552,562  $12,888,061   $2,026,445
 Dividends.........................................     29,555      116,799          255
                                                    ----------  -----------   ----------
   Total investment income.........................  3,582,117   13,004,860    2,026,700
                                                    ----------  -----------   ----------
Expenses:
 Investment advisory and management fees...........    290,322      934,238      247,952
 Distribution and service maintenance
   fees -- Class A.................................     67,781      137,889      129,876
 Distribution and service maintenance
   fees -- Class B.................................    156,009      333,012       94,341
 Distribution and service maintenance
   fees -- Class II................................     80,284      192,776       30,481
 Service fees -- Class I...........................      4,174           37           --
 Transfer agent fees and expenses -- Class A.......     56,879      105,156       88,956
 Transfer agent fees and expenses -- Class B.......     44,021       86,255       24,232
 Transfer agent fees and expenses -- Class II......     27,545       58,149        7,987
 Transfer agent fees and expenses -- Class I.......      3,673          947           --
 Transfer agent fees and expenses -- Class Z.......         --        6,405           --
 Transfer agent fees and expenses -- Class X.......         --           --           --
 Custodian fees and expenses.......................    147,088       28,063       26,944
 Printing expense..................................     23,424       42,273        5,307
 Audit and tax fees................................     17,934       17,202       18,200
 Trustees' fees and expenses.......................      2,683       11,975        6,379
 Legal fees and expenses...........................        915       15,006        4,941
 Registration fees -- Class A......................      9,516        8,601       12,078
 Registration fees -- Class B......................      8,784        6,954        9,516
 Registration fees -- Class II.....................         --        2,196        6,771
 Registration fees -- Class I......................     10,065       10,248           --
 Registration fees -- Class Z......................         --           --           --
 Registration fees -- Class X......................         --           --           --
 Interest expenses.................................         --        6,051           --
 Interest expense on securities sold short.........         --       63,455           --
 Miscellaneous expenses............................      7,731        4,059        3,051
                                                    ----------  -----------   ----------
   Total expenses before reimbursements and
    custody credits................................    958,828    2,070,947      717,012
   Expenses reimbursed by investment adviser.......    (28,136)     (14,263)      (4,997)
   Custody credits earned on cash balances.........     (8,008)      (2,443)         (43)
                                                    ----------  -----------   ----------
   Net expenses....................................    922,684    2,054,241      711,972
                                                    ----------  -----------   ----------
Net investment income..............................  2,659,433   10,950,619    1,314,728
                                                    ----------  -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss) on investments............  2,511,818    5,165,612      835,289
Net realized foreign exchange gain (loss) on
 other assets and liabilities......................     91,876           --           --
Net realized gain (loss) on securities sold short..         --      181,735           --
Net change in unrealized appreciation
 (depreciation) on investments.....................  3,408,930   20,314,951      393,085
Net change in unrealized foreign exchange gain
 (loss) on other assets and liabilities............    (58,682)          --           --
Net change in unrealized appreciation
 (depreciation) on securities sold short...........         --      (70,000)          --
                                                    ----------  -----------   ----------
Net realized and unrealized gain (loss) on
 investments.......................................  5,953,942   25,592,298    1,228,374
                                                    ----------  -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS................................... $8,613,375  $36,542,917   $2,543,102
                                                    ==========  ===========   ==========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                             Core Bond Fund        U.S. Government Securities Fund
                                                       --------------------------  ------------------------------
                                                          For the                     For the
                                                        six months                  six months
                                                           ended     For the year      ended       For the year
                                                       September 30,    ended      September 30,      ended
                                                           2003       March 31,        2003         March 31,
                                                        (unaudited)      2003       (unaudited)        2003
                                                       ------------- ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income................................ $  4,489,778  $ 14,216,026  $  3,821,911    $ 10,214,465
 Net realized gain (loss) on investments..............    3,846,460     5,090,925       520,331      13,675,462
 Net realized foreign exchange gain (loss) on other
   assets and liabilities.............................           --            --            --              --
 Net realized gain (loss) on securities sold short....           --            --                            --
 Net increase from payment by affiliates (Note 4).....           --            --            --              --
 Net change in unrealized appreciation (depreciation)
   on investments.....................................     (708,962)   12,127,059    (2,537,920)     10,528,243
 Net change in unrealized foreign exchange gain
   (loss) on other assets and liabilities.............           --            --            --              --
 Net change in unrealized appreciation (depreciation)
   on securities sold short...........................           --            --            --              --
                                                       ------------  ------------  ------------     ------------
Net increase (decrease) in net assets resulting from
 operations...........................................    7,627,276    31,434,010     1,804,322      34,418,170
                                                       ------------  ------------  ------------     ------------

Dividends and distributions to shareholders from:
 Net investment income (Class A)......................     (521,641)     (320,620)   (3,069,480)     (8,637,623)
 Net investment income (Class B)......................      (74,011)     (171,529)     (658,198)     (1,881,087)
 Net investment income (Class II).....................      (54,137)     (145,853)     (270,684)       (652,207)
 Net investment income (Class I)......................     (304,922)     (899,952)           --              --
 Net investment income (Class Z)......................   (4,246,487)  (13,648,311)           --              --
 Net investment income (Class X)......................           --            --            --              --
 Net realized gain on investments (Class A)...........           --            --            --              --
 Net realized gain on investments (Class B)...........           --            --            --              --
 Net realized gain on investments (Class II)..........           --            --            --              --
 Net realized gain on investments (Class I)...........           --            --            --              --
 Net realized gain on investments (Class Z)...........           --            --            --              --
 Net realized gain on investments (Class X)...........           --            --            --              --
                                                       ------------  ------------  ------------     ------------
Total dividends and distributions to shareholders.....   (5,201,198)  (15,186,265)   (3,998,362)    (11,170,917)
                                                       ------------  ------------  ------------     ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)..................   18,801,588   (24,440,061)  (29,934,288)     35,816,062
                                                       ------------  ------------  ------------     ------------
Total increase (decrease) in net assets...............   21,227,666    (8,192,316)  (32,128,328)     59,063,315
NET ASSETS:
Beginning of period...................................  322,899,373   331,091,689   297,765,262     238,701,947
                                                       ------------  ------------  ------------     ------------
End of period......................................... $344,127,039  $322,899,373  $265,636,934    $297,765,262
                                                       ============  ============  ============     ============
Accumulated undistributed net investment income (loss) $   (681,543) $     29,877  $ (1,069,513)   $   (893,062)
                                                       ============  ============  ============     ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                       GNMA Fund             Strategic Bond Fund
                                              --------------------------  -------------------------
                                                 For the                     For the
                                               six months                  six months
                                                  ended     For the year      ended     For the year
                                              September 30,    ended      September 30,    ended
                                                  2003       March 31,        2003       March 31,
                                               (unaudited)      2003       (unaudited)      2003
                                              ------------- ------------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income....................... $  4,256,722  $ 12,837,322   $ 2,659,433  $ 5,132,006
 Net realized gain (loss) on investments.....   (1,817,615)   16,538,167     2,511,818   (5,545,727)
 Net realized foreign exchange gain (loss)
   on other assets and liabilities...........           --            --        91,876      137,052
 Net realized gain (loss) on securities sold
   short.....................................           --            --                         --
 Net increase from payment by affiliates
   (Note 4)..................................           --            --            --       12,000
 Net change in unrealized appreciation
   (depreciation) on investments.............     (450,373)   12,469,714     3,408,930    6,796,966
 Net change in unrealized foreign exchange
   gain (loss) on other assets and
   liabilities...............................           --            --       (58,682)       2,526
 Net change in unrealized appreciation
   (depreciation) on securities sold short...           --            --            --           --
                                              ------------  ------------   -----------  -----------
Net increase (decrease) in net assets
 resulting from operations...................    1,988,734    41,845,203     8,613,375    6,534,823
                                              ------------  ------------   -----------  -----------

Dividends and distributions to shareholders
 from:
 Net investment income (Class A).............   (2,972,072)   (7,006,789)   (1,275,569)  (2,134,446)
 Net investment income (Class B).............   (1,272,280)   (4,139,556)     (925,805)  (1,417,388)
 Net investment income (Class II)............     (931,342)   (2,377,356)     (492,449)    (771,300)
 Net investment income (Class I).............         (338)       (1,520)     (115,505)    (184,184)
 Net investment income (Class Z).............           --            --            --           --
 Net investment income (Class X).............      (56,273)      (72,532)           --           --
 Net realized gain on investments (Class A)..           --    (2,283,804)           --           --
 Net realized gain on investments (Class B)..           --    (1,663,779)           --           --
 Net realized gain on investments (Class II).           --    (1,112,326)           --           --
 Net realized gain on investments (Class I)..           --          (394)           --           --
 Net realized gain on investments (Class Z)..           --            --            --           --
 Net realized gain on investments (Class X)..           --       (27,923)           --           --
                                              ------------  ------------   -----------  -----------
Total dividends and distributions to
 shareholders................................   (5,232,305)  (18,685,979)   (2,809,328)  (4,507,318)
                                              ------------  ------------   -----------  -----------
Net increase (decrease) in net assets
 resulting from capital share transactions
 (Note 7)....................................    9,709,690   317,715,065     4,168,232    1,137,195
                                              ------------  ------------   -----------  -----------
Total increase (decrease) in net assets......    6,466,119   340,874,289     9,972,279    3,164,700

NET ASSETS:
Beginning of period..........................  585,739,956   244,865,667    82,583,002   79,418,302
                                              ------------  ------------   -----------  -----------
End of period................................ $592,206,075  $585,739,956   $92,555,281  $82,583,002
                                              ============  ============   ===========  ===========
Accumulated undistributed net investment
 income (loss)............................... $ (1,269,532) $   (293,949)  $  (188,476) $   (38,581)
                                              ============  ============   ===========  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                               High Yield Bond         Tax Exempt Insured Fund
                                                         --------------------------  --------------------------
                                                          For the six                 For the six
                                                         months ended  For the year  months ended  For the year
                                                         September 30,    ended      September 30,    ended
                                                             2003       March 31,        2003       March 31,
                                                          (unaudited)      2003       (unaudited)      2003
                                                         ------------- ------------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.................................. $ 10,950,619  $ 18,665,069  $  1,314,728  $  2,975,322
 Net realized gain (loss) on investments................    5,165,612   (25,417,328)      835,289     3,277,158
 Net realized foreign exchange gain (loss) on other
   assets and liabilities...............................           --            --            --            --
 Net realized gain (loss) on securities sold short......      181,735      (320,650)           --            --
 Net increase from payment by affiliates (Note 4).......           --            --            --            --
 Net change in unrealized appreciation (depreciation)
   on investments.......................................   20,314,951     3,758,281       393,085     2,350,133
 Net change in foreign exchange gain (loss) on other
   assets and liabilities...............................           --            --            --            --
 Net change in unrealized appreciation (depreciation)
   on securities sold short.............................      (70,000)      (10,500)           --            --
                                                         ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations.............................................   36,542,917    (3,325,128)    2,543,102     8,602,613
                                                         ------------  ------------  ------------  ------------

Dividends and distributions to shareholders from:
 Net investment income (Class A)........................   (3,477,768)   (4,718,507)   (1,009,142)   (2,517,853)
 Net investment income (Class B)........................   (2,729,581)   (4,944,952)     (187,189)     (492,738)
 Net investment income (Class II).......................   (1,575,184)   (1,795,180)      (61,991)     (136,989)
 Net investment income (Class I)........................       (1,308)       (1,256)           --            --
 Net investment income (Class Z)........................   (3,178,404)   (5,928,841)           --            --
 Net investment income (Class X)........................           --            --            --            --
 Net realized gain on investments (Class A).............           --            --            --      (500,751)
 Net realized gain on investments (Class B).............           --            --            --      (130,729)
 Net realized gain on investments (Class II)............           --            --            --       (35,541)
 Net realized gain on investments (Class I).............           --            --            --            --
 Net realized gain on investments (Class Z).............           --            --            --            --
 Net realized gain on investments (Class X).............
                                                         ------------  ------------  ------------  ------------
Total dividends and distributions to shareholders.......  (10,962,245)  (17,388,736)   (1,258,322)   (3,814,601)
                                                         ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 capital share transactions (Note 7)....................   42,731,676    24,494,021    (8,032,923)    1,795,166
                                                         ------------  ------------  ------------  ------------
Total increase (decrease) in net assets.................   68,312,348     3,780,157    (6,748,143)    6,583,178

NET ASSETS:
Beginning of period.....................................  213,383,086   209,602,929   103,838,985    97,255,807
                                                         ------------  ------------  ------------  ------------
End of period........................................... $281,695,434  $213,383,086  $ 97,090,842  $103,838,985
                                                         ============  ============  ============  ============
Accumulated undistributed net investment income (loss).. $   (151,386) $   (139,760) $    130,558  $     74,152
                                                         ============  ============  ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                CORE BOND FUND

                                                           Net gain
                                    Net Asset             (loss) on
                                     Value,              investments             Dividends
                                    beginning    Net        (both     Total from  from net                          Net Asset
                                       of     investment realized and investment investment Return of     Total     Value, end
           Period Ended              period   income(1)  unrealized)  operations   income    capital  Distributions of period
----------------------------------  --------- ---------- ------------ ---------- ---------- --------- ------------- ----------

                                                                                  Class A
                                        -                                         -------
11/01/97-10/31/98..................  $10.52     $0.68       $ 0.10      $ 0.78     $(0.67)   $   --      $(0.67)      $10.63
11/01/98-10/31/99..................   10.63      0.66        (0.77)      (0.11)     (0.67)       --       (0.67)        9.85
11/01/99-10/31/00..................    9.85      0.62        (0.21)       0.41      (0.60)    (0.06)      (0.66)        9.60
11/01/00-10/31/01..................    9.60      0.55         0.65        1.20      (0.51)       --       (0.51)       10.29
11/01/01-3/31/02#..................   10.29      0.20        (0.48)      (0.28)     (0.19)       --       (0.19)        9.82
4/01/02-3/31/03....................    9.82      0.34         0.58        0.92      (0.42)       --       (0.42)       10.32
4/01/03-9/30/03++..................   10.32      0.10         0.12        0.22      (0.14)       --       (0.14)       10.40

                                                                                  Class B
                                        -                                         -------
11/01/97-10/31/98..................  $10.52     $0.61       $ 0.10      $ 0.71     $(0.61)   $   --      $(0.61)      $10.62
11/01/98-10/31/99..................   10.62      0.59        (0.75)      (0.16)     (0.61)       --       (0.61)        9.85
11/01/99-10/31/00..................    9.85      0.58        (0.24)       0.34      (0.55)    (0.05)      (0.60)        9.59
11/01/00-10/31/01..................    9.59      0.48         0.64        1.12      (0.45)       --       (0.45)       10.26
11/01/01-3/31/02#..................   10.26      0.17        (0.49)      (0.32)     (0.16)       --       (0.16)        9.78
4/01/02-3/31/03....................    9.78      0.31         0.55        0.86      (0.36)       --       (0.36)       10.28
4/01/03-9/30/03++..................   10.28      0.08         0.11        0.19      (0.10)       --       (0.10)       10.37

                                                                                 Class II*
                                        -                                        ---------
11/01/97-10/31/98..................  $10.52     $0.61       $ 0.10      $ 0.71     $(0.61)   $   --      $(0.61)      $10.62
11/01/98-10/31/99..................   10.62      0.59        (0.75)      (0.16)     (0.61)       --       (0.61)        9.85
11/01/99-10/31/00..................    9.85      0.57        (0.23)       0.34      (0.55)    (0.05)      (0.60)        9.59
11/01/00-10/31/01..................    9.59      0.48         0.64        1.12      (0.45)       --       (0.45)       10.26
11/01/01-3/31/02#..................   10.26      0.18        (0.49)      (0.31)     (0.16)       --       (0.16)        9.79
4/01/02-3/31/03....................    9.79      0.31         0.56        0.87      (0.36)       --       (0.36)       10.30
4/01/03-9/30/03++..................   10.30      0.08         0.10        0.18      (0.10)       --       (0.10)       10.38

                                                                                  Class I
                                        -                                         -------
7/10/00-10/31/00@..................  $ 9.65     $0.19       $(0.02)     $ 0.17     $(0.18)   $(0.02)     $(0.20)      $ 9.62
11/01/00-10/31/01..................    9.62      0.57         0.65        1.22      (0.52)       --       (0.52)       10.32
11/01/01-3/31/02#..................   10.32      0.21        (0.52)      (0.31)     (0.19)       --       (0.19)        9.82
2/01/02-3/31/03....................    9.82      0.40         0.55        0.95      (0.44)       --       (0.44)       10.33
4/01/03-9/30/03++..................   10.33      0.11         0.11        0.22      (0.14)       --       (0.14)       10.41

                                                                                 Class Z*
                                        -                                        --------
7/10/00-10/31/00@..................  $ 9.64     $0.19       $(0.03)     $ 0.16     $(0.18)   $(0.02)     $(0.20)      $ 9.60
11/01/00-10/31/01..................    9.60      0.59         0.65        1.24      (0.55)       --       (0.55)       10.29
11/01/01-3/31/02#..................   10.29      0.21        (0.47)      (0.26)     (0.21)       --       (0.21)        9.82
4/01/02-3/31/03....................    9.82      0.47         0.53        1.00      (0.49)       --       (0.49)       10.33
4/01/03-9/30/03++..................   10.33      0.15         0.10        0.25      (0.17)       --       (0.17)       10.41

                                                                       Ratio of
                                                Net                      net
                                              Assets,   Ratio of      investment
                                              end of   expenses to    income to
                                      Total   period     average       average       Portfolio
           Period Ended             Return(2) (000's)  net assets     net assets     Turnover
----------------------------------  --------- -------- -----------    ----------     ---------



11/01/97-10/31/98..................    7.63%  $  6,730    1.25%(4)       6.45%(4)        48%
11/01/98-10/31/99..................   (1.08)     3,507    1.25(4)        4.77(4)         43
11/01/99-10/31/00..................    4.35      3,858    1.29(4)        6.45(4)         94
11/01/00-10/31/01..................   12.85      5,901    1.31(4)        5.51(4)        215
11/01/01-3/31/02#..................   (2.77)     5,312    1.33(3)(4)     5.03(3)(4)      94
4/01/02-3/31/03....................    9.58     21,260    1.33(4)        3.72(4)        179
4/01/03-9/30/03++..................    2.13     65,179    1.29(3)        2.16(3)         92



11/01/97-10/31/98..................    6.93%  $  4,845    1.90%(4)       5.81%(4)        48%
11/01/98-10/31/99..................   (1.56)     4,295    1.90(4)        5.71(4)         43
11/01/99-10/31/00..................    3.70      4,937    1.95(4)        5.95(4)         94
11/01/00-10/31/01..................   11.93      6,444    1.97(4)        4.88(4)        215
11/01/01-3/31/02#..................   (3.14)     3,220    1.98(3)(4)     4.36(3)(4)      94
4/01/02-3/31/03....................    8.90      7,198    1.98(4)        3.15(4)        179
4/01/03-9/30/03++..................    1.89      6,868    1.97(3)(4)     1.57(3)(4)      92



11/01/97-10/31/98..................    6.93%  $  5,532    1.90%(4)       5.81%(4)        48%
11/01/98-10/31/99..................   (1.56)     4,593    1.90(4)        5.70(4)         43
11/01/99-10/31/00..................    3.70      2,778    1.95(4)        5.84(4)         94
11/01/00-10/31/01..................   11.93      4,541    1.97(4)        4.79(4)        215
11/01/01-3/31/02#..................   (3.04)     3,772    1.98(3)(4)     4.39(3)(4)      94
4/01/02-3/31/03....................    9.00      5,598    1.98(4)        3.13(4)        179
4/01/03-9/30/03++..................    1.79      5,221    1.97(3)(4)     1.57(3)(4)      92



7/10/00-10/31/00@..................    1.85%  $ 19,971    1.16%(3)       6.18%(3)        94%
11/01/00-10/31/01..................   13.01     22,782    1.22(4)        5.68(4)        215
11/01/01-3/31/02#..................   (3.01)    21,707    1.23(3)(4)     5.12(3)(4)      94
2/01/02-3/31/03....................    9.80     20,617    1.24(4)        3.98(4)        179
4/01/03-9/30/03++..................    2.17     23,541    1.23(3)(4)     2.31(3)(4)      92



7/10/00-10/31/00@..................    1.81%  $317,842    0.95%(3)(4)    6.39%(3)(4)     94%
11/01/00-10/31/01..................   13.37    323,570    0.97(4)        5.97(4)        215
11/01/01-3/31/02#..................   (2.57)   297,081    0.74(3)(4)     5.62(3)(4)      94
4/01/02-3/31/03....................   10.38    268,226    0.67           4.56           179
4/01/03-9/30/03++..................    2.44    243,318    0.70(3)        2.85(3)         92

                        -------------------------------
--------
* In conjunction with the reorganization, Class C was redesignated as Class II and Class II was redesignated as Class Z. See Note 2 for further discussion.
@   Inception date of class.
#   See Note 2
++ Unaudited
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load.
(3) Annualized
(4) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                     10/31/98 10/31/99 10/31/00  10/31/01 3/31/02(3) 3/31/03 9/30/03(3)++
                     -------- -------- --------  -------- ---------- ------- ------------
Core Bond Fund
 Class A............   0.29%    0.45%    0.49%     0.04%     0.19%    0.11%       -- %
Core Bond Fund
 Class B............   0.30     0.49     0.50      0.03      0.32     0.23       0.24
Core Bond Fund
 Class II...........   0.30     0.48     0.54      0.04      0.32     0.18       0.13
Core Bond Fund
 Class I............     --       --       --      0.03      0.13     0.05       0.15
Core Bond Fund
 Class Z............     --       --     0.01(3)   0.03      0.02       --         --

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                    U.S. GOVERNMENT SECURITIES FUND
                                                                    -------------------------------
                                          Net gain
                   Net Asset             (loss) on                                                              Net
                    Value,              investments             Dividends                                     Assets,
                   beginning    Net        (both     Total from  from net                Net Asset            end of
                      of     investment realized and investment investment     Total     Value, end   Total   period
  Period Ended      period   income(1)  unrealized)  operations   income   Distributions of period  Return(2) (000's)
-----------------  --------- ---------- ------------ ---------- ---------- ------------- ---------- --------- --------
                                                                        Class A
                       -                                                -------
3/31/99...........   $8.66     $0.49       $(0.07)     $0.42      $(0.43)     $(0.43)      $8.65       4.91%  $135,734
3/31/00...........    8.65      0.44        (0.37)      0.07       (0.41)      (0.41)       8.31       0.89    150,975
3/31/01...........    8.31      0.45         0.60       1.05       (0.45)      (0.45)       8.91      13.06    169,524
3/31/02...........    8.91      0.37(5)     (0.08)      0.29       (0.40)      (0.40)       8.80       3.25    187,615
3/31/03...........    8.80      0.37         0.86       1.23       (0.40)      (0.40)       9.63      14.14    210,848
4/01/03-9/30/03++.    9.63      0.14        (0.05)      0.09       (0.14)      (0.14)       9.58       0.97    199,212
                                                                        Class B
                       -                                                -------
3/31/99...........   $8.66     $0.45       $(0.09)     $0.36      $(0.37)     $(0.37)      $8.65       4.25%  $113,521
3/31/00...........    8.65      0.40        (0.38)      0.02       (0.36)      (0.36)       8.31       0.23     42,273
3/31/01...........    8.31      0.39         0.61       1.00       (0.40)      (0.40)       8.91      12.29     32,085
3/31/02...........    8.91      0.31(5)     (0.08)      0.23       (0.34)      (0.34)       8.80       2.55     38,878
3/31/03...........    8.80      0.30         0.87       1.17       (0.33)      (0.33)       9.64      13.51     62,595
4/01/03-9/30/03++.    9.64      0.11        (0.05)      0.06       (0.11)      (0.11)       9.59       0.64     47,276
                                                                        Class II
                       -                                                --------
6/01/99-3/31/00@..   $8.49     $0.31       $(0.20)     $0.11      $(0.28)     $(0.28)      $8.32       1.30%  $    907
3/31/01...........    8.32      0.37         0.61       0.98       (0.39)      (0.39)       8.91      12.10      3,303
3/31/02...........    8.91      0.29(5)     (0.09)      0.20       (0.32)      (0.32)       8.79       2.40     12,209
3/31/03...........    8.79      0.30         0.87       1.17       (0.33)      (0.33)       9.63      13.52     24,322
4/01/03-9/30/03++.    9.63      0.11        (0.06)      0.05       (0.11)      (0.11)       9.57       0.53     19,149


                                   Ratio of
                                     net
                    Ratio of      investment
                   expenses to    income to
                     average       average       Portfolio
  Period Ended     net assets     net assets     Turnover
-----------------  -----------    ----------     ---------


3/31/99...........    1.50%          5.72%           291%
3/31/00...........    1.51           5.33            717
3/31/01...........    1.49           5.27          1,561
3/31/02...........    1.42           4.12(5)         570
3/31/03...........    1.12(4)        3.88(4)         614
4/01/03-9/30/03++.    0.99(3)(4)     2.85(3)(4)      137


3/31/99...........    2.15%          5.10%           291%
3/31/00...........    2.18           4.69            717
3/31/01...........    2.17           4.59          1,561
3/31/02...........    2.09(4)        3.42(4)(5)      570
3/31/03...........    1.76(4)        3.20(4)         614
4/01/03-9/30/03++.    1.64(3)(4)     2.22(3)(4)      137


6/01/99-3/31/00@..    2.20%(3)(4)    4.50%(3)(4)     717%
3/31/01...........    2.20(4)        4.48(4)       1,561
3/31/02...........    2.10(4)        3.33(4)(5)      570
3/31/03...........    1.75(4)        3.18(4)         614
4/01/03-9/30/03++.    1.64(3)(4)     2.21(3)(4)      137

--------
@  Inception date of class.
++ Unaudited
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Annualized
(4) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                              3/31/00  3/31/01 3/31/02 3/31/03 9/30/03(3)++
                                              -------  ------- ------- ------- ------------
U.S. Government Securities Fund Class A......   -- %     -- %    -- %   0.21%      0.36%
U.S. Government Securities Fund Class B......    --       --    0.01    0.23       0.38
U.S. Government Securities Fund Class II.....  0.86(3)  1.18    0.16    0.27       0.41

(5)As disclosed in the Notes to the Financial Statements, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.11% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                   GNMA FUND
                                   ---------

                                         Net gain
                  Net Asset             (loss) on
                   Value,              investments             Dividends  Distributions
                  beginning    Net        (both     Total from  from net    from net                  Net Asset
                     of     investment realized and investment investment   realized        Total     Value, end   Total
  Period Ended     period   income(1)  unrealized)  operations   income       gains     distributions of period  Return(2)
----------------- --------- ---------- ------------ ---------- ---------- ------------- ------------- ---------- ---------
                                                                                    Class A
                                                                                    -------
3/31/99..........  $11.03     $0.57       $ 0.11      $0.68      $(0.53)     $(0.50)       $(1.03)      $10.68      6.21%
3/31/00..........   10.68      0.53        (0.29)      0.24       (0.50)         --         (0.50)       10.42      2.40
3/31/01..........   10.42      0.61         0.72       1.33       (0.62)      (0.01)        (0.63)       11.12     13.10
3/31/02..........   11.12      0.51(6)     (0.03)      0.48       (0.51)      (0.32)        (0.83)       10.77      4.45
3/31/03..........   10.77      0.37         0.93       1.30       (0.42)      (0.11)        (0.53)       11.54     12.29
4/01/03-9/30/03++   11.54      0.09         0.01       0.10       (0.12)         --         (0.12)       11.52      0.84
                                                                                    Class B
                                                                                    -------
3/31/99..........  $11.06     $0.50       $ 0.12      $0.62      $(0.46)     $(0.50)       $(0.96)      $10.72      5.63%
3/31/00..........   10.72      0.46        (0.30)      0.16       (0.44)         --         (0.44)       10.44      1.55
3/31/01..........   10.44      0.53         0.74       1.27       (0.55)      (0.01)        (0.56)       11.15     12.45
3/31/02..........   11.15      0.44(6)     (0.03)      0.41       (0.44)      (0.32)        (0.76)       10.80      3.78
3/31/03..........   10.80      0.30         0.93       1.23       (0.35)      (0.11)        (0.46)       11.57     11.54
4/01/03-9/30/03++   11.57      0.06         0.00       0.06       (0.08)         --         (0.08)       11.55      0.52

                                                                                   Class II
                                                                                   --------
6/01/99-3/31/00@.  $10.52     $0.37       $(0.09)     $0.28      $(0.34)     $   --        $(0.34)      $10.46      2.72%
3/31/01..........   10.46      0.49         0.77       1.26       (0.55)      (0.01)        (0.56)       11.16     12.33
3/31/02..........   11.16      0.44(6)     (0.03)      0.41       (0.44)      (0.32)        (0.76)       10.81      3.78
3/31/03..........   10.81      0.29         0.94       1.23       (0.35)      (0.11)        (0.46)       11.58     11.53
4/01/03-9/30/03++   11.58      0.06         0.00       0.06       (0.08)         --         (0.08)       11.56      0.52
                                                                                    Class I
                                                                                    -------
11/16/01-3/31/02@  $11.27     $1.18(6)    $(1.15)     $0.03      $(0.19)     $(0.32)       $(0.51)      $10.79      0.31%
3/31/03..........   10.79      0.43         0.86       1.29       (0.43)      (0.11)        (0.54)       11.54     12.19
4/01/03-9/30/03++   11.54      0.11        (0.02)      0.09       (0.12)         --         (0.12)       11.51      0.81
                                                                                    Class X
                                                                                    -------
3/19/02-3/31/02@.  $10.80     $0.02(6)    $(0.01)     $0.01      $(0.02)     $   --        $(0.02)      $10.79      0.08%
3/31/03..........   10.79      0.36         0.95       1.31       (0.44)      (0.11)        (0.55)       11.55     12.36
4/01/03-9/30/03++   11.55      0.11           --       0.11       (0.13)         --         (0.13)       11.53      0.97

                                                 Ratio of
                    Net                            net
                  Assets,    Ratio of           investment
                  end of    expenses to         income to
                  period      average            average          Portfolio
  Period Ended    (000's)   net assets          net assets        Turnover
----------------- -------- -----------       ----------           ---------


3/31/99.......... $ 35,809    1.41%             5.19%                456%
3/31/00..........   44,155    1.37              5.06                 910
3/31/01..........   72,092    0.99(5)           5.78(5)              833
3/31/02..........  118,440    0.99(4)(5)        4.61(4)(5)(6)        537
3/31/03..........  255,096    0.99(5)           3.36(5)              421
4/01/03-9/30/03++  301,816    0.99(3)(5)        1.69(3)(5)           112


3/31/99.......... $ 26,061    2.07%             4.53%                456%
3/31/00..........   22,376    2.03              4.41                 910
3/31/01..........   38,190    1.64(5)           5.11(5)              833
3/31/02..........   90,011    1.64(4)(5)        3.96(4)(5)(6)        537
3/31/03..........  189,323    1.64(5)           2.71(5)              421
4/01/03-9/30/03++  166,347    1.64(3)(5)        1.08(3)(5)           112



6/01/99-3/31/00@. $  1,406    2.10%(3)(5)       4.34%(3)(5)          910%
3/31/01..........   15,851    1.64(5)           4.99(5)              833
3/31/02..........   36,258    1.64(4)(5)        3.96(4)(5)(6)        537
3/31/03..........  137,173    1.64(5)           2.59(5)              421
4/01/03-9/30/03++  118,179    1.64(3)(5)        1.08(3)(5)           112


11/16/01-3/31/02@ $     51    0.89%(3)(4)(5)    4.81%(3)(4)(5)(6)    537%
3/31/03..........       41    0.89(5)           3.64(5)              421
4/01/03-9/30/03++       30    0.88(3)(5)        1.84(3)(5)           112


3/19/02-3/31/02@. $    106    0.89%(3)(4)(5)    3.84%(3)(4)(5)(6)    537%
3/31/03..........    4,107    0.78(5)           3.31(5)              421
4/01/03-9/30/03++    5,834    0.74(3)(5)        1.92(3)(5)           112

--------
@   Inception date of class.
++  Unaudited
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load.
(3) Annualized
(4) The ratios reflect an expense cap of 0.99%, 1.64% and 1.64% for Class A, Class B and Class II, respectively, which are net of custody credits of 0.01% for Class A, Class B, and Class II or waivers/reimbursements if applicable. Custody credits for Class I and X are less than 0.01%.
(5) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                           3/31/00  3/31/01 3/31/02   3/31/03 9/30/03(3)++
                           -------  ------- -------   ------- ------------
      GNMA Fund Class A...   -- %    0.30%    0.19%     0.13%     0.13%
      GNMA Fund Class B...    --     0.33     0.19      0.14      0.14
      GNMA Fund Class II..  1.98(3)  0.62     0.21      0.13      0.13
      GNMA Fund Class I...    --       --     2.00(3)  24.41     64.29
      GNMA Fund Class X...    --       --    56.17(3)   0.37        --

(6) As disclosed in the Notes to the Financial Statements, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share on all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.03% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

      SunAmerica Income Funds
      FINANCIAL HIGHLIGHTS -- (continued)

                                                                                   STRATEGIC BOND FUND**
                                                                                   ---------------------
                                         Net gain
                  Net Asset             (loss) on                           Dividends
                   Value,              investments              Dividends    from net                           Net Asset
                  beginning    Net        (both     Total from   from net    realized                            Value,
                     of     investment realized and investment  investment   gain on    Return of     Total      end of
  Period Ended     period+  income(1)+ unrealized)+ operations+  income+   investments+ capital+  Distributions  period+
----------------- --------- ---------- ------------ ----------- ---------- ------------ --------- ------------- ---------
                                                                                          Class A
                                                                                          -------
11/01/97-10/31/98   $3.82     $0.26       $(0.25)     $ 0.01      $(0.26)     $(0.05)    $   --      $(0.31)      $3.52
11/01/98-10/31/99    3.52      0.28        (0.20)       0.08       (0.29)      (0.02)        --       (0.31)       3.29
11/01/99-10/31/00    3.29      0.28        (0.14)       0.14       (0.26)         --      (0.04)      (0.30)       3.13
11/01/00-10/31/01    3.13      0.28        (0.09)       0.19       (0.28)         --         --       (0.28)       3.04
11/01/01-3/31/02#    3.04      0.11(6)     (0.03)       0.08       (0.12)         --         --       (0.12)       3.00
4/01/02-3/31/03..    3.00      0.20         0.06        0.26       (0.18)         --         --       (0.18)       3.08
4/01/03-9/30/03++    3.08      0.10         0.23        0.33       (0.11)         --         --       (0.11)       3.30
                                                                                          Class B
                                                                                          -------
11/01/97-10/31/98   $3.83     $0.24       $(0.25)     $(0.01)     $(0.24)     $(0.05)    $   --      $(0.29)      $3.53
11/01/98-10/31/99    3.53      0.26        (0.21)       0.05       (0.26)      (0.02)        --       (0.28)       3.30
11/01/99-10/31/00    3.30      0.26        (0.14)       0.12       (0.24)         --      (0.04)      (0.28)       3.14
11/01/00-10/31/01    3.14      0.26        (0.09)       0.17       (0.26)         --         --       (0.26)       3.05
11/01/01-3/31/02#    3.05      0.10(6)     (0.04)       0.06       (0.11)         --         --       (0.11)       3.00
4/01/02-3/31/03..    3.00      0.18         0.06        0.24       (0.16)         --         --       (0.16)       3.08
4/01/03-9/30/03++    3.08      0.09         0.23        0.32       (0.10)         --         --       (0.10)       3.30
                                                                                         Class II*
                                                                                         ---------
11/01/97-10/31/98   $3.84     $0.24       $(0.25)     $(0.01)     $(0.24)     $(0.06)    $   --      $(0.30)      $3.53
11/01/98-10/31/99    3.53      0.26        (0.20)       0.06       (0.26)      (0.02)        --       (0.28)       3.31
11/01/99-10/31/00    3.31      0.26        (0.16)       0.10       (0.24)         --      (0.03)      (0.27)       3.14
11/01/00-10/31/01    3.14      0.26        (0.09)       0.17       (0.26)         --         --       (0.26)       3.05
11/01/01-3/31/02#    3.05      0.10(6)     (0.03)       0.07       (0.11)         --         --       (0.11)       3.01
4/01/02-3/31/03..    3.01      0.19         0.05        0.24       (0.16)         --         --       (0.16)       3.09
4/01/03-9/30/03++    3.09      0.09         0.23        0.32       (0.10)         --         --       (0.10)       3.31
                                                                                          Class I
                                                                                          -------
7/10/00-10/31/00@   $3.21     $0.08       $(0.08)     $(0.00)     $(0.07)     $   --     $(0.01)     $(0.08)      $3.13
11/01/00-10/31/01    3.13      0.29        (0.09)       0.20       (0.29)         --         --       (0.29)       3.04
11/01/01-3/31/02#    3.04      0.11(6)     (0.03)       0.08       (0.12)         --         --       (0.12)       3.00
4/01/02-3/31/03..    3.00      0.21         0.06        0.27       (0.19)         --         --       (0.19)       3.08
4/01/03-9/30/03++    3.08      0.11         0.22        0.33       (0.11)         --         --       (0.11)       3.30


                                                             Ratio of
                               Net       Ratio of              net
                             Assets,     expense            investment
                             end of         to              income to
                    Total    period      average             average         Portfolio
  Period Ended    Return(2)  (000's)    net assets          net assets       Turnover
----------------- ---------  ------- ----------          ----------          ---------


11/01/97-10/31/98    0.22%   $15,296    1.50%(5)            7.02%(5)            162%
11/01/98-10/31/99    2.10      8,997    1.50(5)             8.21(5)             119
11/01/99-10/31/00    4.09      6,439    1.55(5)             8.70(5)              46
11/01/00-10/31/01    6.48      8,478    1.57(5)             9.07(5)              49
11/01/01-3/31/02#    2.46     35,365    1.52(3)(4)(5)       8.09(3)(4)(5)(6)     99
4/01/02-3/31/03..    9.07(7)  37,136    1.62(8)             6.93(8)              65
4/01/03-9/30/03++   10.71     38,486    1.77(3)(4)(9)       6.23(4)(9)           37


11/01/97-10/31/98   (0.43)%  $29,210    2.15%(5)            6.39%(5)            162%
11/01/98-10/31/99    1.56     21,340    2.15(5)             7.58(5)             119
11/01/99-10/31/00    3.33     15,131    2.20(5)             8.00(5)              46
11/01/00-10/31/01    5.65      9,964    2.21(5)             8.41(5)              49
11/01/01-3/31/02#    2.05     26,892    2.19(3)(4)(5)       7.48(3)(4)(5)(6)     99
4/01/02-3/31/03..    8.36(7)  27,879    2.28(8)             6.26(8)              65
4/01/03-9/30/03++   10.35     33,236    2.41(3)(4)(9)       5.59(4)(9)           37


11/01/97-10/31/98   (0.43)%  $33,537    2.15%(5)            6.37%(5)            162%
11/01/98-10/31/99    1.56     20,749    2.15(5)             7.57(5)             119
11/01/99-10/31/00    3.32     13,056    2.20(5)             8.04(5)              46
11/01/00-10/31/01    5.65     11,461    2.22(5)             8.41(5)              49
11/01/01-3/31/02#    2.25     14,289    2.22(3)(4)(5)       7.34(3)(4)(5)(6)     99
4/01/02-3/31/03..    8.47(7)  14,423    2.17(8)(5)          6.37(8)(5)           65
4/01/03-9/30/03++   10.44     17,343    2.21(3)(4)(5)(9)    5.78(4)(5)(9)        37


7/10/00-10/31/00@   (0.10)%  $ 2,636    1.45%(4)(5)         7.87%(4)(5)          46%
11/01/00-10/31/01    6.63      2,811    1.46(5)             9.17(5)              49
11/01/01-3/31/02#    2.59      2,872    1.44(3)(4)(5)       8.13(3)(4)(5)(6)     99
4/01/02-3/31/03..    9.29(7)   3,145    1.42(8)(5)          7.13(8)(5)           65
4/01/03-9/30/03++   10.89      3,490    1.43(3)(4)(5)(9)    6.56(4)(5)(9)        37

--------
* In conjunction with Fund merger, Class C was redesignated as Class II. See
  Note 2 for further discussion.
** The financial information for the fiscal periods prior to November 16, 2001 reflect the financial information of the North American Strategic Income Fund, which was reorganized in SunAmerica Strategic Bond Fund on that date.
+ Prior to the fund merger, the North American Strategic Income Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts reflecting activity subsequent to November 16, 2001, no restatement was necessary. See Note 2 for further discussion.
++ Unaudited
@ Inception date of the class.
# See Note 2
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load.
(3)The ratios reflect an expense cap of 2.22%, and 1.44% for Class II and Class I, respectively, which is net of custody credits of 0.03% for these classes. Class A and Class B are gross of custody credits of 0.03% for the period ended March 31, 2003.
(4) Annualized
(5) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         10/31/98 10/31/99 10/31/00  10/31/01 03/31/02(4) 3/31/03 9/30/03(4)++
                                         -------- -------- --------  -------- ----------- ------- ------------
Strategic Bond Fund Class A.............   0.06%    0.17%    0.32%     0.17%     0.01%      -- %       -- %
Strategic Bond Fund Class B.............   0.06     0.17     0.32      0.18      0.01        --         --
Strategic Bond Fund Class II............   0.06     0.17     0.32      0.17      0.08      0.11       0.20
Strategic Bond Fund Class I.............     --       --     0.26(4)   0.18      0.24      0.48       0.71

(6) As disclosed in the Notes to the Financial Statements, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net asset was less than 0.01% for all classes. Per share data and ratios for the periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(7)Total return for each class was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (See Note 4).
(8)Gross of custody credits of 0.01%
(9)The ratio reflects an expense cap of 2.22% for Class II, which is net of custody credits of 0.02%. Class A, Class B and Class I are gross of custody credits of 0.02% for the six months ended September 30, 2003.
See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                      HIGH YIELD BOND FUND**
                                                                      ----------------------
                                         Net gain
                  Net Asset             (loss) on                                                               Net
                   Value,              investments              Dividends                                     Assets,
                  beginning    Net        (both     Total from   from net                Net Asset            end of
     Period          of     investment realized and investment  investment     Total     Value, end   Total   period
      Ended        period+  income(1)+ unrealized)+ operations+  income+   Distributions of period+ Return(2) (000's)
----------------- --------- ---------- ------------ ----------- ---------- ------------- ---------- --------- -------
                                                                             Class A
                                                                             -------
11/01/98-10/31/99   $5.63     $0.46       $(0.32)     $ 0.14      $(0.46)     $(0.46)      $5.31       2.28%  $    34
11/01/99-10/31/00    5.31      0.50        (0.49)       0.01       (0.50)      (0.50)       4.82       0.04       286
11/01/00-10/31/01    4.82      0.44        (0.55)      (0.11)      (0.46)      (0.46)       4.25      (2.23)      722
11/01/01-3/31/02#    4.25      0.18(6)     (0.11)       0.07       (0.19)      (0.19)       4.13       1.67    59,075
4/01/02-3/31/03..    4.13      0.37        (0.49)      (0.12)      (0.35)      (0.35)       3.66      (2.45)   66,521
4/01/03-9/30/03++    3.66      0.17         0.41        0.58       (0.17)      (0.17)       4.07      16.17    91,720
                                                                             Class B
                                                                             -------
11/01/98-10/31/99   $5.64     $0.42       $(0.32)     $ 0.10      $(0.42)     $(0.42)      $5.32       1.53%  $   652
11/01/99-10/31/00    5.32      0.46        (0.50)      (0.04)      (0.46)      (0.46)       4.82      (0.83)    1,594
11/01/00-10/31/01    4.82      0.41        (0.54)      (0.13)      (0.43)      (0.43)       4.26      (2.84)    2,911
11/01/01-3/31/02#    4.26      0.16(6)     (0.11)       0.05       (0.18)      (0.18)       4.13       1.23    67,599
4/01/02-3/31/03..    4.13      0.35        (0.49)      (0.14)      (0.33)      (0.33)       3.66      (3.06)   57,596
4/01/03-9/30/03++    3.66      0.16         0.42        0.58       (0.16)      (0.16)       4.08      16.09    72,274
                                                                            Class II*
                                                                            ---------
8/21/00-10/31/00@   $5.09     $0.11       $(0.28)     $(0.17)     $(0.09)     $(0.09)      $4.83      (3.29)% $   545
11/01/00-10/31/01    4.83      0.40        (0.52)      (0.12)      (0.44)      (0.44)       4.27      (2.84)    2,274
11/01/01-3/31/02#    4.27      0.17(6)     (0.11)       0.06       (0.18)      (0.18)       4.15       1.43    20,670
4/01/02-3/31/03..    4.15      0.34        (0.48)      (0.14)      (0.33)      (0.33)       3.68      (2.97)   27,814
4/01/03-9/30/03++    3.68      0.15         0.42        0.57       (0.16)      (0.16)       4.09      15.73    46,070
                                                                             Class I
                                                                             -------
11/01/98-10/31/99   $5.63     $0.47       $(0.32)     $ 0.15      $(0.47)     $(0.47)      $5.31       2.44%  $    14
11/01/99-10/31/00    5.31      0.52        (0.50)       0.02       (0.51)      (0.51)       4.82       0.04        14
11/01/00-10/31/01    4.82      0.44        (0.54)      (0.10)      (0.47)      (0.47)       4.25      (2.30)    3,062
11/01/01-3/31/02#    4.25      0.21(6)     (0.15)       0.06       (0.19)      (0.19)       4.12       1.56        14
4/01/02-3/31/03..    4.12      0.37        (0.48)      (0.11)      (0.35)      (0.35)       3.66      (2.12)       14
4/01/03-9/30/03++    3.66      0.34         0.24        0.58       (0.17)      (0.17)       4.07      16.21        16
                                                                             Class Z*
                                                                             --------
11/01/98-10/31/99   $5.64     $0.49       $(0.32)     $ 0.17      $(0.49)     $(0.49)      $5.32       2.74%  $62,506
11/01/99-10/31/00    5.32      0.54        (0.51)       0.03       (0.52)      (0.52)       4.83       0.30    62,702
11/01/00-10/31/01    4.83      0.47        (0.57)      (0.10)      (0.48)      (0.48)       4.25      (2.07)   61,451
11/01/01-3/31/02#    4.25      0.19(6)     (0.11)       0.08       (0.20)      (0.20)       4.13       1.98    62,245
4/01/02-3/31/03..    4.13      0.39        (0.49)      (0.10)      (0.37)      (0.37)       3.66      (1.84)   61,439
4/01/03-9/30/03++    3.66      0.18         0.42        0.60       (0.19)      (0.19)       4.07      16.53    71,615


                                       Ratio of
                                         net
                    Ratio of          investment
                   expense to         income to
     Period         average            average         Portfolio
      Ended        net assets         net assets       Turnover
----------------- ----------       ----------          ---------


11/01/98-10/31/99    1.25%(5)         5.69%(5)             72%
11/01/99-10/31/00    1.38(5)         10.13(5)              57
11/01/00-10/31/01    1.57(5)          9.73(5)              83
11/01/01-3/31/02#    1.48(3)(4)       9.56(3)(4)(6)        61
4/01/02-3/31/03..    1.56            10.26                117
4/01/03-9/30/03++    1.52(4)          8.80(4)              72


11/01/98-10/31/99    2.00%(5)         7.30%(5)             72%
11/01/99-10/31/00    2.10(5)          9.41(5)              57
11/01/00-10/31/01    2.21(5)          9.17(5)              83
11/01/01-3/31/02#    2.12(3)(4)       8.91(3)(4)(6)        61
4/01/02-3/31/03..    2.18             9.63                117
4/01/03-9/30/03++    2.16(4)          8.17(4)              72


8/21/00-10/31/00@    2.07%(4)         9.10%(4)             57%
11/01/00-10/31/01    2.21(5)          9.02(5)              83
11/01/01-3/31/02#    2.17(3)(4)(5)    8.86(3)(4)(5)(6)     61
4/01/02-3/31/03..    2.15(5)          9.67(5)             117
4/01/03-9/30/03++    2.18(4)(5)       8.16(4)(5)           72


11/01/98-10/31/99    1.13%(5)         5.57%(5)             72%
11/01/99-10/31/00    1.22(5)         10.14(5)              57
11/01/00-10/31/01    1.51(5)          9.80(5)              83
11/01/01-3/31/02#    1.49(3)(4)(5)    9.33(3)(4)(5)(6)     61
4/01/02-3/31/03..    1.45(5)         10.37(5)             117
4/01/03-9/30/03++    1.45(4)(5)       9.00(4)(5)           72


11/01/98-10/31/99    0.88%(5)         8.84%(5)             72%
11/01/99-10/31/00    0.96(5)         10.41(5)              57
11/01/00-10/31/01    1.15(5)         10.45(5)              83
11/01/01-3/31/02#    0.93(3)(4)(5)   10.04(3)(4)(5)(6)     61
4/01/02-3/31/03..    0.92(5)         10.90(5)             117
4/01/03-9/30/03++    0.90(4)          9.44(4)              72

--------
* In conjunction with fund merger, Class C was redesignated as Class II and Class II was redesignated as Class Z.
** The financial information for the fiscal periods prior to November 16, 2001 reflect the financial information of the North American High Yield Bond Fund, which was reorganized in SunAmerica High Yield Bond Fund on that date.
+ Prior to the fund merger, the North American High Yield Bond Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts subsequent to November 16, 2001, no restatement was necessary. See Note 2 for further discussion.
++ Unaudited
@ Inception date of class.
# See Note 2
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load.
(3) Gross of custody credits of 0.01%.
(4) Annualized.
(5) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                 10/31/99 10/31/00 10/31/01 3/31/02(4) 3/31/03 9/30/03(4)++
                                 -------- -------- -------- ---------- ------- ------------
High Yield Bond Fund Class A....   0.76%    0.43%    0.18%      -- %      -- %      -- %
High Yield Bond Fund Class B....   0.37     0.42     0.18        --        --        --
High Yield Bond Fund Class II...     --       --     0.18      0.01      0.10      0.02
High Yield Bond Fund Class I....   0.92     0.57     0.18      3.00     84.57     75.78
High Yield Bond Fund Class Z....   0.47     0.60     0.18      0.03      0.03        --

(6) As disclosed in the Notes to the Financial Statements, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                            TAX EXEMPT INSURED FUND
                            -----------------------

                                                      Net gain
                               Net Asset             (loss) on
                                Value,              investments             Dividends  Distributions
                               beginning    Net        (both     Total from  from net    from net                  Net Asset
                                  of     investment realized and investment investment   realized        Total     Value, end
        Period Ended            period   income(1)  unrealized)  operations   income       gains     Distributions of period
-----------------------------  --------- ---------- ------------ ---------- ---------- ------------- ------------- ----------
                                                                                           Class A
                                                                                           -------
3/31/99.......................  $13.03     $0.56       $ 0.02      $ 0.58     $(0.54)         --         (0.54)      $13.07
3/31/00.......................   13.07      0.55        (0.71)      (0.16)     (0.54)         --         (0.54)       12.37
3/31/01.......................   12.37      0.56         0.66        1.22      (0.57)         --         (0.57)       13.02
3/31/02.......................   13.02      0.52(6)     (0.30)       0.22      (0.52)         --         (0.52)       12.72
3/31/03.......................   12.72      0.41         0.73        1.14      (0.43)      (0.09)        (0.52)       13.34
4/01/03-9/30/03++.............   13.34      0.19         0.16        0.35      (0.18)         --         (0.18)       13.51
                                                                                           Class B
                                                                                           -------
3/31/99.......................  $13.04     $0.47       $ 0.02      $ 0.49     $(0.46)         --         (0.46)      $13.07
3/31/00.......................   13.07      0.47        (0.71)      (0.24)     (0.46)         --         (0.46)       12.37
3/31/01.......................   12.37      0.47         0.66        1.13      (0.48)         --         (0.48)       13.02
3/31/02.......................   13.02      0.41(6)     (0.28)       0.13      (0.43)         --         (0.43)       12.72
3/31/03.......................   12.72      0.32         0.73        1.05      (0.34)      (0.09)        (0.43)       13.34
4/01/03-9/30/03++.............   13.34      0.14         0.16        0.30      (0.13)         --         (0.13)       13.51
                                                                                           Class II
                                                                                           --------
6/01/99-3/31/00@..............  $12.83     $0.37       $(0.47)     $(0.10)    $(0.36)         --         (0.36)      $12.37
3/31/01.......................   12.37      0.47         0.66        1.13      (0.48)         --         (0.48)       13.02
3/31/02.......................   13.02      0.41(6)     (0.28)       0.13      (0.43)         --         (0.43)       12.72
3/31/03.......................   12.72      0.31         0.74        1.05      (0.34)      (0.09)        (0.43)       13.34
4/01/03-9/30/03++.............   13.34      0.14         0.18        0.32      (0.14)         --         (0.14)       13.52

                                                                  Ratio of
                                           Net                      net
                                         Assets,  Ratio of       investment
                                         end of  expenses to     income to
                                 Total   period    average        average        Portfolio
        Period Ended           Return(2) (000's) net assets      net assets      Turnover
-----------------------------  --------- ------- -----------    ----------       ---------


3/31/99.......................    4.55%  $80,716    1.24%          4.23%             34%
3/31/00.......................   (1.20)   68,650    1.28           4.41              33
3/31/01.......................   10.08    72,394    1.26           4.41              24
3/31/02.......................    1.70    75,071    1.29(3)        3.99(3)(6)       140
3/31/03.......................    9.08    78,358    1.24           3.12             195
4/01/03-9/30/03++.............    2.66    72,736    1.25(4)        2.83(4)           74


3/31/99.......................    3.78%  $21,651    1.91%          3.57%             34%
3/31/00.......................   (1.83)   16,269    1.92           3.77              33
3/31/01.......................    9.31    16,302    1.97           3.71              24
3/31/02.......................    0.95    18,090    2.04(3)        3.22(3)(6)       140
3/31/03.......................    8.30    19,031    1.97           2.39             195
4/01/03-9/30/03++.............    2.28    18,451    1.98(4)        2.09(4)           74


6/01/99-3/31/00@..............   (0.76)% $   577    1.95%(4)(5)    3.82%(4)(5)       33%
3/31/01.......................    9.32       721    1.95(5)        3.73(5)           24
3/31/02.......................    0.99     4,095    1.95(3)(5)     3.21(3)(5)(6)    140
3/31/03.......................    8.32     6,451    1.95           2.40             195
4/01/03-9/30/03++.............    2.38     5,904    1.95(4)(5)     2.13(4)(5)        74

--------
@  Inception date of class.
++ Unaudited
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) The ratios for Class II reflects an expense cap of 1.95% which is net of custody credits of 0.01%. Ratios for Class A and Class B are gross of custody credits of 0.01%
(4) Annualized
(5) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         3/31/00(4) 3/31/01 3/31/02 3/31/03 9/30/03(4)++
                                         ---------- ------- ------- ------- ------------
Tax Exempt Insured Fund Class II........    5.20%    1.59%   0.56%    -- %      0.16%

(6)As disclosed in the Notes to the Financial Statements, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and net realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share date and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)


                                                Principal
                                                  Amount       Value
            Security Description              (in thousands)  (Note 3)
-----------------------------------------------------------------------
BONDS & NOTES -- 25.7%
Automotive -- 0.7%
 Ford Motor Co. Bonds 6.63% due 10/01/28.....     $  481     $  405,444
 General Motors Corp. Notes 7.20% due 1/15/11        581        612,221
 General Motors Corp. Sr. Debentures 8.38%
   due 7/15/33...............................        505        528,027
 Hertz Corp. Sr. Notes 4.70% due 10/02/06....        842        845,898
                                                             ----------
                                                              2,391,590
                                                             ----------
Banks -- 2.7%
 Bank One Corp. Notes 2.63% due 6/30/08......        590        571,873
 BankAmerica Corp. Sr. Global Notes 3.25%
   due 8/15/08...............................        416        414,744
 BankAmerica Corp. Sub. Notes 7.13% due
   3/01/09...................................        806        940,747
 Fifth Third Bancorp. Notes 3.38% due 8/15/08        806        810,701
 FleetBoston Financial Corp. Sub.
   Debentures 6.88% due 1/15/28..............        412        458,134
 J.P. Morgan Chase & Co. Notes 5.25% due
   5/30/07...................................        842        911,297
 Key Bank NA Sr. Notes 4.10% due 6/30/05.....        750        781,207
 Midland Bank, PLC Sub. Notes 7.65% due
   5/01/25...................................        512        625,039
 National City Bank Notes 2.50% due 4/17/06..        831        836,692
 PNC Funding Corp. Guaranteed Sub.
   Notes 7.50% due 11/01/09..................      1,010      1,208,897
 Wachovia Corp. Sub. Notes 6.15% due 3/15/09.        842        947,338
 Zions Bancorporation Sub. Notes 6.00% due
   9/15/15...................................        590        632,143
                                                             ----------
                                                              9,138,812
                                                             ----------

                                                Principal
                                                  Amount       Value
            Security Description              (in thousands)  (Note 3)
----------------------------------------------------------------------

Broadcasting & Media -- 1.6%
 AOL Time Warner, Inc. Guaranteed Sr.
   Notes 6.13% due 4/15/06...................      $500      $  542,091
 Lenfest Communications, Inc. Sr.
   Notes 7.63% due 2/15/08...................       831         950,111
 Liberty Media Corp. Sr. Notes 3.50% due
   9/25/06...................................       842         839,260
 Liberty Media Corp. Sr. Debentures 8.25%
   due 2/01/30...............................       482         558,004
 News America, Inc. Guaranteed Sr.
   Debentures 7.30% due 4/30/28..............       350         393,907
 TCI Communications, Inc. Sr.
   Debentures 8.75% due 8/01/15..............       643         831,389
 Time Warner Entertainment Co. LP Sr.
   Debentures 8.38% due 3/15/23..............       482         595,906
 Time Warner, Inc. Guaranteed Sr.
   Notes 6.88% due 6/15/18...................       256         284,019
 Time Warner, Inc. Debentures 9.15% due
   2/01/23...................................       286         362,115
                                                             ----------
                                                              5,356,802
                                                             ----------
Business Services -- 0.2%
 Waste Management, Inc. Sr. Notes 7.38% due
   8/01/10...................................       610         713,068
                                                             ----------
Chemicals -- 0.1%
 ICI North America, Inc. Debentures 8.88%
   due 11/15/06..............................        65          75,670
 ICI Wilmington, Inc. Guaranteed Notes 7.05%
   due 9/15/07...............................       322         355,545
                                                             ----------
                                                                431,215
                                                             ----------
Computer Software -- 0.2%
 Computer Sciences Corp. Notes 6.75% due
   6/15/06...................................       500         558,127
                                                             ----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)


                                                Principal
                                                  Amount       Value
            Security Description              (in thousands)  (Note 3)
----------------------------------------------------------------------
BONDS & NOTES (continued)
Energy Sources -- 0.6%
 Amerada Hess Corp. Notes 5.90% due 8/15/06..     $  410     $  441,973
 Amerada Hess Corp. Notes 7.13% due 3/15/33..        505        531,063
 Occidental Petroleum Corp. Sr. Notes 6.50%
   due 4/01/05...............................        825        881,521
 Pennzoil Co. Debentures 10.25% due 11/01/05.        205        237,298
                                                             ----------
                                                              2,091,855
                                                             ----------
Financial Services -- 10.9%
 Bear Stearns Commercial Mtg. Securities,
   Inc. Commercial Mtg. Certificates, Series
   2001-Top4, Class A3 5.61% due 11/15/33....        100        108,725
 Bear Stearns Commercial Mtg. Securities,
   Inc. Commercial Mtg. Certificates, Series
   1999-C1, Class A2 6.02% due 2/14/31.......        525        584,482
 Bear Stearns Commercial Mtg. Securities,
   Inc. Commercial Mtg. Certificates, Series
   2000-Top6, Class A2 6.46% due 10/15/36....        165        187,454
 Bear Stearns Cos., Inc. Sr. Notes 7.63% due
   12/07/09..................................      1,000      1,198,155
 Berkshire Hathaway Finance Corp. Sr.
   Notes 4.63% due 10/15/13*.................        842        837,849
 Capital One Bank Notes 4.88% due 5/15/08....        401        415,366
 Chase Commercial Mtg. Securities
   Corp. Commercial Mtg.
   Certificates, Series 1999-2, Class
   A2 7.20% due 01/15/32.....................      2,250      2,627,484
 Citigroup, Inc. Bonds 5.88% due 2/22/33.....        586        592,951
 Citigroup, Inc. Global Sr. Notes 6.50% due
   1/18/11...................................        842        962,125

                                                Principal
                                                  Amount        Value
            Security Description              (in thousands)   (Note 3)
------------------------------------------------------------------------
Financial Services (continued)
 Credit Suisse First Boston USA, Inc.
   Notes 6.13% due 11/15/11..................     $  831     $    910,306
 CS First Boston Mtg. Securities
   Corp. Commercial Mtg.
   Certificates, Series 1999-C1, Class
   A2 7.29% due 9/15/41......................        545          635,654
 DLJ Commercial Mtg. Corp. Commercial Mtg.
   Certificates, Series 1999-CG3, Class
   A1B 7.34% due 10/10/32....................      1,000        1,175,428
 Duke Capital Corp. Sr. Notes, Series
   A 6.25% due 7/15/05.......................        410          430,118
 Ford Motor Credit Co. Sr. Notes 5.80% due
   1/12/09...................................      1,337        1,348,159
 Ford Motor Credit Co. Global Notes 7.00%
   due 10/01/13..............................        421          423,673
 FPL Group Capital, Inc. Notes 3.25% due
   4/11/06...................................        821          836,785
 GE Capital Commercial Mtg. Corp. Series
   2002-1A, Class A3 6.27% due 12/10/35......      1,500        1,684,837
 General Electric Capital Corp. Notes,
   Series A 3.67% due 12/04/06...............        831          834,336
 General Motors Acceptance Corp. Notes 4.50%
   due 7/15/06...............................        718          733,283
 General Motors Acceptance Corp. Notes 7.75%
   due 1/19/10...............................        831          914,520
 Goldman Sachs Group, Inc. Sr. Notes 6.65%
   due 5/15/09...............................        830          954,907
 Honda Auto Receivables Owner Trust Asset
   Backed Notes, Series 2002-4, Class
   A4 2.70% due 04/15/08.....................      3,500        3,552,139
 Honda Auto Receivables Owner Trust Asset
   Backed Notes, Series 2003-3, Class
   A4 2.77% due 11/21/08.....................      1,000        1,012,493

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)


                                                Principal
                                                  Amount        Value
            Security Description              (in thousands)   (Note 3)
-------------------------------------------------------------------------
BONDS & NOTES (continued)
Financial Services (continued)
 Household Finance Corp. Notes 3.38% due
   2/21/06...................................     $  645     $    662,406
 Household Finance Corp. Global Sr.
   Notes 4.75% due 7/15/13...................        410          403,772
 IOS Capital, LLC Sr. Notes 7.25% due 6/30/08        453          439,410
 John Deere Capital Corp. Notes 3.90% due
   1/15/08...................................        830          853,892
 LB - UBS Commercial Mtg. Trust Commercial
   Mtg. Certificates, Series 2000-C5, Class
   A2
   6.51% due 12/15/26........................        285          324,015
 Lehman Brothers Holdings, Inc. Sr.
   Notes 8.25% due 6/15/07...................        800          945,991
 Merrill Lynch & Co., Inc. Notes,
   Series B 3.13% due 7/15/08................        830          821,663
 Morgan Stanley Dean Witter & Co.
   Notes 4.25% due 5/15/10...................      1,010        1,019,656
 Morgan Stanley Dean Witter & Co.
   Bonds 6.75% due 4/15/11...................        500          571,259
 Morgan Stanley Dean
   Witter Capital I Commercial Mtg.
   Certificates, Series 2002-Top1, Class
   A4 6.66% due 2/15/33......................        200          229,888
 Morgan Stanley Dean Witter Capital
   I Commercial Mtg. Certificates, Series
   2000-LIF2, Class A2 7.20% due 10/15/33....        125          146,417
 National Rural Utilities Cooperative
   Finance Corp. Global Notes 5.75% due
   8/28/09...................................        799          879,637
 NiSource Finance Corp. Guaranteed Sr.
   Notes 7.63% due 11/15/05..................        925        1,022,910

                                                Principal
                                                  Amount        Value
            Security Description              (in thousands)   (Note 3)
------------------------------------------------------------------------

Financial Services (continued)
 Pemex Project Funding Master
   Trust Guaranteed Notes 8.63% due 2/01/22..     $  481     $    536,315
 Phillips 66 Capital II Guaranteed
   Notes 8.00% due 1/15/37...................        746          859,232
 Principal Life Global Funding Secured
   Notes 5.13% due 6/28/07*..................        750          805,340
 SLM Corp. Notes 5.63% due 8/01/33...........        482          460,509
 Sprint Capital Corp. Guaranteed Notes 6.38%
   due 5/01/09...............................        403          438,132
 Sprint Capital Corp. Guaranteed Notes 6.90%
   due 5/01/19...............................        458          469,552
 Textron Financial Corp. Notes,
   Series E 2.75% due 6/01/06................        831          831,757
 TIAA Global Markets, Inc. Notes 4.13% due
   11/15/07*.................................        500          520,706
 Unilever Capital Corp. Guaranteed
   Bonds 5.90% due 11/15/32..................        482          491,643
 Washington Mutual Finance Corp. Sr.
   Notes 6.25% due 5/15/06...................        800          877,004
                                                             ------------
                                                               37,572,335
                                                             ------------
Food, Beverage & Tobacco -- 1.1%
 Anheuser-Busch Cos., Inc. Sr.
   Debentures 5.95% due 1/15/33..............        482          506,816
 Coca Cola HBC Finance BV Notes 5.50% due
   9/17/15*..................................        421          442,472
 Coors Brewing Co. Sr. Notes 6.38% due
   5/15/12...................................        421          469,203
 Pepsi Bottling Group, Inc. Guaranteed Sr.
   Notes, Series B 7.00% due 3/01/29.........        963        1,124,139
 Tyson Foods, Inc. Sr. Sub. Notes 7.25% due
   10/01/06..................................      1,011        1,126,046
                                                             ------------
                                                                3,668,676
                                                             ------------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)


                                                Principal
                                                  Amount       Value
            Security Description              (in thousands)  (Note 3)
----------------------------------------------------------------------
BONDS & NOTES (continued)
Forest Products -- 0.7%
 International Paper Co. Notes 7.50% due
   5/15/04...................................     $  750     $  775,605
 Packaging Corp. of America Notes 5.75% due
   8/01/13*..................................        674        684,537
 Sealed Air Corp. Notes 6.95% due 5/15/09*...        615        687,446
 Weyerhaeuser Co. Notes 5.50% due 3/15/05....        401        421,145
                                                             ----------
                                                              2,568,733
                                                             ----------
Insurance -- 0.7%
 Metlife, Inc. Sr. Notes 6.13% due 12/01/11..        421        460,547
 Pacific Life Corp. Sr. Notes 6.60% due
   9/15/33*..................................      1,010      1,073,335
 Provident Cos., Inc. Sr. Notes 6.38% due
   7/15/05...................................        483        507,150
 Western & Southern Financial
   Group, Inc. Bonds 5.75% due 7/15/33*......        481        462,173
                                                             ----------
                                                              2,503,205
                                                             ----------
Leisure & Tourism -- 0.2%
 Continental Airlines, Inc. Pass-Thru
   Certificates, Series 1998-1, Class
   A 6.65% due 9/15/17.......................         61         57,877
 Continental Airlines, Inc. Pass-Thru
   Certificates, Series 1997-4, Class
   A 6.90% due 1/02/18.......................         84         81,369
 Continental Airlines, Inc. Pass-Thru
   Certificates, Series 1998-3, Class
   C1 7.08% due 11/01/04.....................         74         71,717
 MGM Mirage, Inc. Refunding Series B 6.00%
   due 10/01/09..............................        502        504,510

                                                Principal
                                                  Amount       Value
            Security Description              (in thousands)  (Note 3)
-----------------------------------------------------------------------

Leisure & Tourism (continued)
 United Airlines, Inc. Pass-Thru
   Certificates, Series 2000-2, Class
   A1 7.03% due 10/01/10(1)..................     $    8     $    6,448
                                                             ----------
                                                                721,921
                                                             ----------
Machinery -- 0.2%
 Textron, Inc. Sr. Notes 4.50% due 8/01/10...        722        735,852
                                                             ----------
Medical Products -- 0.3%
 Johnson & Johnson Debentures 4.95% due
   5/15/33...................................        963        892,571
                                                             ----------
Metals & Mining -- 0.3%
 CRH America, Inc. Notes 6.40% due 10/15/33..      1,010      1,045,757
                                                             ----------
Real Estate Companies -- 0.3%
 EOP Operating LP Sr. Notes 7.00% due 7/15/11      1,050      1,195,769
                                                             ----------
Real Estate Investment Trusts -- 0.2%
 Duke Reality LP Sr. Notes 5.25% due 1/15/10.        830        870,190
                                                             ----------
Retail Stores -- 0.4%
 Safeway, Inc. Sr. Notes 6.15% due 3/01/06...      1,241      1,345,897
                                                             ----------
Telecommunications -- 1.0%
 Citizens Communications Co. Sr. Notes 8.50%
   due 5/15/06...............................        425        487,712
 GTE California, Inc. Debentures 5.50% due
   1/15/09...................................        590        643,332
 GTE Corp. Debentures 6.94% due 4/15/28......        842        904,752
 Iridium, LLC Guaranteed Sr. Notes, Series
   C 11.25% due 7/15/05(1)...................         25          1,875
 Verizon Maryland, Inc. Bonds 5.13% due
   6/15/33...................................        479        424,970

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                Principal
                                                  Amount       Value
            Security Description              (in thousands)  (Note 3)
----------------------------------------------------------------------
BONDS & NOTES (continued)
Telecommunications  (continued)
 Verizon New York, Inc. Sr. Debentures,
   Series B 7.38% due 4/01/32................     $  412     $  480,263
 Verizon Pennsylvania, Inc. Notes 5.65% due
   11/15/11..................................        421        450,933
                                                             ----------
                                                              3,393,837
                                                             ----------
Transportation -- 0.5%
 Burlington Northern Santa Fe
   Corp. Debentures 8.13% due 4/15/20........        766        930,624
 Norfolk Southern Corp. Sr. Bonds 7.80% due
   5/15/27...................................        513        622,339
 Southern Railway Co. Equipment Trust
   Bonds, Series 1988-1 8.75% due 10/15/03...         30         30,076
                                                             ----------
                                                              1,583,039
                                                             ----------
Utilities -- 2.8%
 Appalachian Power Co. Sr. Notes, Series
   E 4.80% due 6/15/05.......................      1,000      1,043,631
 Carolina Power & Light Co. 1st Mtg.
   Bond 6.13% due 9/15/33....................        505        521,636
 Centerpoint Energy, Inc. Sr. Notes 7.25%
   due 9/01/10*..............................        465        486,834
 Consolidated Edison Co. New
   York Debentures, Series 2003-C 5.10% due
   6/15/33...................................        484        441,963
 Consumers Energy Co. 1st Mtg. Bonds, Series
   E 4.00% due 5/15/10*......................        416        400,980
 Dominion Resources, Inc. Sr. Notes, Series
   F 5.25% due 8/01/33.......................        758        758,604
 Dominion Resources, Inc.
   Sr. Notes, Series B 7.63% due 7/15/05.....        825        905,497
 Duke Energy Corp. 1st Mtg. Notes 4.50% due
   4/01/10...................................        315        322,287

                                                Principal
                                                  Amount       Value
            Security Description              (in thousands)  (Note 3)
----------------------------------------------------------------------

Utilities  (continued)
 FirstEnegy Corp. Sr. Notes, Series A 5.50%
   due 11/15/06..............................     $  378     $  392,803
 Florida Power Corp. 1st Mtg. Bonds 5.90%
   due 3/01/33...............................        766        775,794
 Georgia Power Co. Sr. Notes, Series G 6.20%
   due 2/01/06...............................      1,000      1,095,279
 Old Dominion Electric Cooperative 1st Mtg.
   Bonds, Series A 5.68% due 12/01/28........        289        292,615
 Progress Energy, Inc. Sr. Notes 7.75% due
   3/01/31...................................        482        552,656
 Reliant Energy Resources Corp. Notes,
   Series B 8.13% due 7/15/05................        440        471,880
 TECO Energy, Inc. Sr. Notes 7.50% due
   6/15/10...................................         75         76,031
 Westar Energy, Inc. 1st Mtg. Bonds 7.88%
   due 5/01/07...............................        416        464,360
 Xcel Energy, Inc. Sr. Notes 7.00% due
   12/01/10..................................        548        620,072
                                                             ----------
                                                              9,622,922
                                                             ----------
Total Bonds & Notes
   (cost $85,751,717)........................                88,402,173
                                                             ----------
FOREIGN BONDS & NOTES -- 4.2%
Banks -- 0.3%
 European Investment Bank Bonds 4.00% due
   3/15/05...................................      1,000      1,035,807
                                                             ----------
Business Services -- 0.0%
 SCL Terminal Aereo Santiago SA Sr. Secured
   Notes 6.95% due 7/01/12*..................         88         97,836
                                                             ----------
Energy Sources -- 0.1%
 Petro Canada Sr. Bonds 5.35% due 7/15/33....        479        436,784
                                                             ----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)


                                                Principal
                                                  Amount       Value
            Security Description              (in thousands)  (Note 3)
-----------------------------------------------------------------------
FOREIGN BONDS & NOTES  (continued)
Financial Services -- 1.1%
 Deutsche Telekom International Finance
   BV Guaranteed Bonds 8.75% due 6/15/30.....     $  693     $   879,073
 Deutsche Telekom International Finance
   BV Guaranteed Notes 8.25% due 6/15/05.....        842         927,335
 Diageo Capital, PLC Global Notes 3.38% due
   3/20/08...................................      1,010       1,018,222
 Rio Tinto Finance USA, Ltd. Notes 2.63% due
   9/30/08...................................        832         805,526
                                                             -----------
                                                               3,630,156
                                                             -----------
Forest Products -- 0.1%
 Norske Skogindustrier ASA Notes  7.13% due
   10/15/33*.................................        202         201,445
                                                             -----------
Government Agency -- 1.1%
 Quebec Province Canada Notes 5.00% due
   7/17/09...................................      1,000       1,070,251
 Quebec Province Canada Debentures 7.50% due
   7/15/23...................................        963       1,197,790
 United Kingdom Notes 2.25% due 7/08/08*.....        749         730,339
 United Mexican States Notes 4.63% due
   10/08/08..................................        443         451,860
 United Mexican States Notes 8.00% due
   9/24/22...................................        412         454,230
                                                             -----------
                                                               3,904,470
                                                             -----------
Metals & Mining -- 0.6%
 Noranda, Inc. Notes 6.00% due 10/15/15......        842         859,346
 Noranda, Inc. Debentures 6.88% due 11/15/05.        590         635,590
 Noranda, Inc. Debentures 7.00% due 7/15/05..        444         471,607
                                                             -----------
                                                               1,966,543
                                                             -----------

                                                Principal
                                                  Amount        Value
            Security Description              (in thousands)   (Note 3)
-------------------------------------------------------------------------

Telecommunications -- 0.8%
 France Telecom SA Sr. Notes 10.00% due
   2/28/31...................................     $  842     $  1,124,185
 Telus Corp. Notes 8.00% due 6/01/11.........        250          291,852
 Vodafone Group, PLC Bonds 6.25% due 11/30/32        400          412,699
 Vodafone Group, PLC Notes 7.75% due 2/15/10.        800          965,398
                                                             ------------
                                                                2,794,134
                                                             ------------
Utilities -- 0.1%
 Great Lakes Power, Inc. Sr. Notes 8.30% due
   3/01/05...................................        416          443,618
                                                             ------------
Total Foreign Bonds & Notes (cost
 $14,140,291)                                                  14,510,793
                                                             ------------
MUNICIPALS -- 0.9%
Municipal Bonds -- 0.9%
 Illinois State Pension General
   Obligation, 5.10% due 6/01/33
   (cost $3,365,000).........................      3,365        3,131,738
                                                             ------------
U.S. GOVERNMENT OBLIGATIONS -- 18.3%
U.S Treasury Bonds -- 5.4%
 5.25% due 2/15/29...........................      1,300        1,347,937
 5.38% due 2/15/31...........................        992        1,064,540
 6.25% due 8/15/23...........................      5,770        6,745,263
 6.88% due 8/15/25...........................        932        1,170,825
 7.13% due 2/15/23...........................      5,773        7,393,048
 9.38% due 2/15/06...........................        624          736,076
                                                             ------------
                                                               18,457,689
                                                             ------------
U.S. Treasury Notes -- 12.9%
 1.50% due 2/28/05...........................      5,931        5,958,336
 2.00% due 8/31/05 - 5/15/06.................      1,003        1,011,493
 2.38% due 8/15/06...........................        409          414,672
 2.63% due 5/15/08...........................         54           53,859
 3.00% due 1/31/04 - 2/15/08.................      3,559        3,598,603
 3.13% due 9/15/08...........................        421          426,854
 3.38% due 4/30/04...........................      2,513        2,547,260
 3.50% due 11/15/06..........................      9,418        9,840,708
 3.63% due 5/15/13...........................         52           51,039
 3.88% due 2/15/13...........................        262          261,877
 4.25% due 8/15/13...........................      1,609        1,649,413
 5.75% due 8/15/10...........................        465          532,371

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)


                                                Principal
                                                  Amount        Value
            Security Description              (in thousands)   (Note 3)
------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
 6.00% due 8/15/09...........................    $ 4,888     $  5,647,742
 6.88% due 5/15/06...........................      5,943        6,717,444
 7.00% due 7/15/06...........................      5,040        5,741,664
                                                             ------------
                                                               44,453,335
                                                             ------------
Total U.S. Government Obligations (cost
 $62,941,630)                                                  62,911,024
                                                             ------------
U.S. GOVERNMENT AGENCIES -- 51.3%
Federal Home Loan Bank -- 2.5%
 1.88% due 6/15/06...........................      2,510        2,498,645
 2.75% due 3/14/08...........................      2,510        2,485,322
 4.50% due 9/16/13...........................      1,060        1,057,624
 5.25% due 8/15/06...........................      2,510        2,718,430
                                                             ------------
                                                                8,760,021
                                                             ------------
Federal Home Loan Mortgage Corporation -- 11.2%
 2.00% due 1/21/05...........................      2,549        2,554,735
 2.70% due 10/02/06..........................      2,513        2,529,206
 4.50% due October TBA.......................      3,300        3,328,875
 5.00% due October TBA.......................      3,271        3,298,970
 5.00% due 2/01/18...........................      3,205        3,316,947
 5.50% due October TBA.......................      6,010        6,118,128
 5.88% due 3/21/11...........................      1,188        1,306,647
 6.00% due 2/01/32...........................      2,799        2,892,532
 6.00% due October TBA.......................      1,000        1,033,125
 6.25% due 7/15/32...........................      2,847        3,184,694
 6.50% due 8/01/16...........................         35           37,073
 7.00% due 3/01/12 - 11/01/16................        193          204,520
 7.00% due October TBA.......................      1,000        1,054,688
 7.50% due 12/01/30..........................         77           81,987
 7.50% due October TBA.......................      5,000        5,343,750
 8.00% due 10/01/29 - 1/01/31................        997        1,073,251
 2.38% due 10/02/06..........................      1,257        1,263,682
                                                             ------------
                                                               38,622,810
                                                             ------------
Federal National Mortgage Association -- 34.4%
 1.75% due 6/16/06...........................      2,513        2,485,870
 2.38% due 3/17/06 - 4/13/06.................      5,026        5,039,005
 2.50% due 5/12/06...........................      2,513        2,531,795
 3.25% due 8/15/08...........................      2,560        2,576,504
 4.50% due October TBA.......................      1,000        1,008,125
 4.63% due 10/15/13..........................      1,376        1,390,830
 5.00% due October TBA.......................     20,700       21,102,187
 5.25% due 8/01/12...........................      2,514        2,630,308
 5.50% due October TBA.......................     25,700       26,242,750
 6.00% due 12/01/16 - 3/01/33................      7,176        7,429,449
 6.00% due October TBA.......................     15,500       16,032,342
 6.18% due 7/01/08...........................         19           20,773
 6.27% due 11/01/07..........................         51           56,869
 6.30% due 1/01/08...........................         19           20,698
 6.31% due 2/01/08...........................        186          204,118

                                                 Principal
                                                  Amount
                                              (in thousands)/    Value
            Security Description                  Shares        (Note 3)
-------------------------------------------------------------------------
Federal National Mortgage Association (continued)
 6.34% due 1/01/08...........................     $    18     $     19,958
 6.43% due 1/01/08...........................          19           20,778
 6.50% due 3/01/17 - 7/01/32.................      10,381       10,836,563
 6.50% due October TBA.......................       2,500        2,605,470
 6.63% due 11/15/30..........................       2,845        3,333,504
 6.98 due 6/01/07............................          16           17,475
 7.00% due 9/01/10 - 9/01/31.................       8,307        8,798,809
 7.04% due 3/01/07...........................          19           20,796
 7.25% due 1/15/10...........................       2,513        3,020,020
 7.50% due 10/01/10 - 10/01/15...............         718          767,758
                                                              ------------
                                                               118,212,754
                                                              ------------
Government National Mortgage Association -- 1.2%
 6.50% due 6/15/29 - 7/15/32.................       3,509        3,686,696
 7.00% due 12/15/22 - 8/15/29................         352          375,730
 8.00% due 4/15/30...........................          86           92,867
                                                              ------------
                                                                 4,155,293
                                                              ------------
Federal Farm Credit Bank -- 2.0%
 2.50% due 3/15/06...........................       2,557        2,595,820
 4.38% due 4/15/05...........................       4,000        4,181,672
                                                              ------------
                                                                 6,777,492
                                                              ------------
Total U.S. Government Agencies
   (cost $174,184,572).......................                  176,528,370
                                                              ------------
COMMON STOCK -- 0.0%
Forest Products -- 0.0%
 SF Holdings Group, Inc.+*...................           7               32
                                                              ------------
Health Services -- 0.0%
 Mediq, Inc. (2)(4)..........................          18                0
                                                              ------------
Machinery -- 0.0%
 Manitowoc Co., Inc..........................          28              607
                                                              ------------
Total Common Stock
   (cost $8,642).............................                          639
                                                              ------------
PREFERRED STOCK -- 0.0%
Forest Products -- 0.0%
 SF Holdings Group, Inc. 13.75%(4)...........           2            1,980
                                                              ------------
Machinery -- 0.0%
 Fairfield Manufacturing Co., 11.25%
   Inc.(3)(4)................................          28              280
                                                              ------------
Total Preferred Stock
   (cost $40,824)............................                        2,260
                                                              ------------
WARRANTS -- 0.0%+
Communication Equipment -- 0.0%
 Concentric Network Corp. Expires
   12/15/07(2)(4)............................           5                0
                                                              ------------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                Warrants/
                                                Principal
                                                  Amount        Value
            Security Description              (in thousands)   (Note 3)
------------------------------------------------------------------------
WARRANTS (continued)
Telecommunications -- 0.0%
 KMC Telecom Holdings, Inc. Expires
   1/31/08(2)(4).............................         50     $          0
                                                             ------------
Total Warrants
   (cost $0).................................                           0
                                                             ------------
Total Investment Securities -- 100.4%
   (cost $340,432,676).......................                 345,486,997
                                                             ------------
SHORT-TERM SECURITIES -- 17.4%
 Bristol Myers Squibb Co.
   1.07% due 10/01/03@.......................    $10,000       10,000,000
 Dexia Delaware, LLC
   1.06% due 10/23/03@.......................     15,000       14,990,283
 Eksportfinans AS
   1.02% due 10/14/03@.......................     10,000        9,996,317
 UBS Finance, Inc.
   1.10% due 10/01/03@.......................     15,000       15,000,000
 Wal Mart Stores, Inc.
   1.04% due 10/02/03@.......................     10,000        9,999,711
                                                             ------------
Total Short-term Securities
   (cost $59,986,311)........................                  59,986,311
                                                             ------------
REPURCHASE AGREEMENT -- 8.5%
 Agreement with State Street Bank & Trust
   Co., bearing interest at 1.00%, dated
   09/30/03 to be repurchased 10/01/03 in
   the amount of $29,232,812 and
   collateralized by $29,395,000 of Federal
   Home Loan Banks Notes, bearing interest
   at 3.63% due 09/30/04 having an
   approximate value of $30,113,825@ (cost
   $29,232,000)..............................     29,232       29,232,000
                                                             ------------

                                                         Value
            Security Description                        (Note 3)
------------------------------------------------------------------
TOTAL INVESTMENTS --
   (cost $429,650,987#)......................  126.3% $434,705,308
Liabilities in excess of other assets........  (26.3)  (90,578,269)
                                              ------  ------------
NET ASSETS --                                 100.00% $344,127,039
                                              ======  ============

--------
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value is $7,431,321 representing 2.2% of net assets.
+    Non-income producing security
#    See Note 6
TBA --Securities purchased on a forward commitments basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
(1)  Bond in default
(2)  Fair valued security
(3) PIK ("Payment-in-kind") payment made with additional securities in lieu of cash.
(4)  Illiquid security
@    The security or a portion thereof represents collateral for TBA

See Notes to Financial Statements

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)


                                                   Principal
                                                     Amount        Value
               Security Description              (in thousands)   (Note 3)
   ------------------------------------------------------------------------
   U.S. GOVERNMENT OBLIGATIONS -- 30.5%
   U.S Treasury Bonds -- 7.4%
    5.38% due 2/15/31...........................    $18,250     $ 19,584,531
                                                                ------------
   U.S. Treasury Notes -- 23.1%
    4.25% due 8/15/13...........................     60,000       61,507,020
                                                                ------------
   Total U.S. Government Obligations
      (cost $80,473,783)........................                  81,091,551
                                                                ------------
   U.S. GOVERNMENT AGENCIES -- 65.0%
   Federal Farm Credit Bank -- 10.4%
    2.50% due 3/15/06...........................      5,000        5,075,910
    3.13% due 10/01/03..........................        500          500,000
    3.88% due 12/15/04@.........................     20,000       20,601,580
    5.64% due 4/04/11...........................        500          552,301
    6.00% due 3/07/11...........................        200          225,733
    6.30% due 12/03/13..........................        500          578,712
                                                                ------------
                                                                  27,534,236
                                                                ------------
   Federal Home Loan Mortgage Corporation -- 2.4%
    6.00% due 11/01/13 - 10/01/16...............      2,545        2,653,664
    6.50% due 9/01/16...........................        810          852,602
    7.00% due 11/01/31..........................        795          839,243
    7.50% due 6/01/25...........................        114          122,691
    8.00% due 6/01/08...........................         37           39,305
    8.25% due 7/01/06...........................         18           18,703
    8.50% due 5/01/08...........................         18           18,891
    9.50% due 4/01/20...........................        292          326,481
    10.00% due 8/01/21..........................      1,368        1,526,790
                                                                ------------
                                                                   6,398,370
                                                                ------------
   Federal National Mortgage Association -- 1.7%
    6.53% due 5/25/30...........................      2,750        3,048,711
    7.50% due 7/01/26...........................        361          387,010
    8.00% due 12/01/22 - 1/01/23................        608          662,782
    8.75% due 10/01/03(1).......................        300          329,344
    11.00% due 2/01/15..........................         20               43
    11.50% due 9/01/19..........................         37           41,925
                                                                ------------
                                                                   4,469,815
                                                                ------------
   Government National Mortgage Association -- 44.3%
    4.50% due October TBA.......................     20,000       20,300,000
    5.00% due October TBA.......................     41,000       41,076,875
    4.50% due 9/15/18 - 9/15/33.................     23,102       22,386,727
    5.00% due 4/15/18 - 9/15/33.................     17,707       18,052,678
    6.00% due 3/15/29 - 12/15/31................      1,618        1,683,712
    6.50% due 2/15/29 - 6/15/32.................      8,303        8,723,843
    7.00% due 7/15/23 - 11/20/30................      1,942        2,071,615
    7.50% due 4/15/17 - 10/15/23................      2,578        2,778,457
    7.75% due 4/15/04...........................          1            1,358
    8.00% due 11/15/06 - 2/15/08................          7            7,699
    9.00% due 12/15/16..........................        144          158,235
    11.00% due 8/20/15 - 9/20/15................          2            2,141
    11.50% due 3/15/13 - 5/20/15................        131          149,722

                                                   Principal
                                                     Amount        Value
               Security Description              (in thousands)   (Note 3)
   -------------------------------------------------------------------------

   Government National Mortgage Association (continued)
    12.50% due 9/15/14..........................    $     9     $     10,857
    13.00% due 1/15/11 - 6/15/15................         51           59,820
    13.50% due 2/15/13..........................         14           16,843
    15.00% due 11/15/11 - 9/15/12...............         22           26,331
    15.50% due 8/15/11 - 9/15/11................         81           96,280
    16.00% due 11/15/11.........................          8            9,398
                                                                ------------
                                                                 117,612,591
                                                                ------------
   Small Business Administration -- 1.6%
    6.30% due 6/01/18...........................      4,001        4,366,008
                                                                ------------
   International Bank For Reconstruction & Development -- 0.2%
    5.00% due 3/28/06...........................        350          376,497
   Student Loan Marketing Association -- 0.2%
    5.25% due 3/15/06...........................        500          540,442
   Private Export Funding Corp. -- 4.2%
    5.87% due 7/31/08...........................     10,000       11,250,640
                                                                ------------
   Total U.S. Government Agencies
      (cost $167,520,464).......................                 172,548,599
                                                                ------------
   Total Investment Securities -- 95.5%
      (cost $247,994,247).......................                 253,640,150
                                                                ------------
   SHORT-TERM SECURITIES -- 5.7%
    United States Treasury Bills 1.00% due
      1/29/04 (cost $14,950,000)................     15,000       14,950,000
                                                                ------------
   REPURCHASE AGREEMENTS -- 17.8%
    State Street Bank & Trust Co. Joint
      Repurchase Agreement Account@ (Note 3)....        352          352,000
    UBS Warburg, LLC Joint Repurchase Agreement
      Account@ (Note 3).........................     47,000       47,000,000
                                                                ------------
   Total Repurchase Agreements
      (cost $47,352,000)........................                  47,352,000
                                                                ------------
   TOTAL INVESTMENTS --
      (cost $310,296,247#)......................      119.0%     315,942,150
   Liabilities in excess of other assets........      (19.0)     (50,305,216)
                                                    -------     ------------
   NET ASSETS --                                     100.00%    $265,636,934
                                                    =======     ============

--------
#    See Note 6
TBA --Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@    The security or a portion thereof represents collateral for TBA.
(1) Variable rate security--the rate reflected is as of September 30, 2003; maturity date reflects next reset date.
See Notes to Financial Statements

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)

                                               Principal
                                                 Amount        Value
                Security Description         (in thousands)   (Note 3)
        ----------------------------------------------------------------
        U.S. GOVERNMENT OBLIGATIONS -- 2.8%
        U.S. Treasury Notes -- 2.8%
          4.25% due 8/15/13.................    $ 16,000    $ 16,401,872
          (cost $16,266,180)
                                                            ------------
        U.S. GOVERNMENT AGENCIES -- 91.2%

        Federal Farm Credit Bank -- 2.6%
          2.50% due 3/15/06.................      15,000      15,227,730
                                                            ------------
        Federal Home Loan Mortgage Corporation -- 0.1%
          7.50% due 5/01/24 - 6/01/25.......         165         177,753
          10.00% due 1/01/17................         383         425,314
                                                            ------------
                                                                 603,067
                                                            ------------
        Federal National Mortgage Association -- 0.1%
          7.00% due 9/01/10.................         270         287,839
                                                            ------------
        Government National Mortgage Association -- 88.2%
          1.00% due 8/15/33.................         744         746,589
          4.50% due 8/15/33 - 9/15/33.......      71,894      69,667,969
          4.50% due October TBA.............      20,000      20,300,000
          5.00% due 3/15/18 - 9/15/33@......     112,974     114,187,535
          5.00% due October TBA.............     266,000     266,498,750
          6.00% due 11/15/23 - 2/15/33......      28,674      29,841,172
          6.50% due 3/15/28 - 6/15/32.......      15,268      16,042,286
          7.00% due 3/15/23 - 10/20/30......       2,231       2,374,019
          8.00% due 11/15/26 - 8/15/30......       1,468       1,591,196
          8.50% due 3/15/17 - 9/15/24.......         879         966,329
          9.00% due 7/15/16 - 10/15/16......         259         286,928
                                                            ------------
                                                             522,502,773
                                                            ------------
        Small Business Administration -- 0.2%
          6.30% due 6/01/18.................       1,334       1,455,336
                                                            ------------
        Total U.S. Government Agencies
           (cost $531,675,917)                               540,076,745
                                                            ------------
        Total Investment Securities -- 94.0%
           (cost $547,942,097)                               556,478,617
                                                            ------------

                                              Principal
                                                Amount         Value
              Security Description          (in thousands)    (Note 3)
      -------------------------------------------------------------------
      SHORT-TERM SECURITIES -- 22.8%
      United States Treasury Bills
        0.77% due 10/09/03.................    $ 15,000    $  14,997,433
        0.86% due 10/09/03.................      15,000       14,997,150
        0.87% due 10/02/03.................      15,000       14,999,637
        0.87% due 10/16/03.................      15,000       14,994,594
        0.89% due 10/23/03.................      15,000       14,991,842
        0.92% due 11/06/03.................      15,000       14,986,275
        0.92% due 11/13/03.................      15,000       14,983,517
        0.94% due 11/15/04.................      15,000       14,958,704
        1.00% due 1/29/04..................      15,000       14,950,000
                                                           -------------
      Total Short-term Securities
         (cost $134,859,152)                                 134,859,152
                                                           -------------
      REPURCHASE AGREEMENTS -- 29.4%
        State Street Bank & Trust Co.
         Joint Repurchase Agreement
         Account@ (Note 3).................      53,392       53,392,000
        UBS Warburg, LLC
         Joint Repurchase Agreement@
         (Note 3)..........................     121,000      121,000,000
                                                           -------------
      Total Repurchase Agreements
         (cost $174,392,000)                                 174,392,000
                                                           -------------
      TOTAL INVESTMENTS --
         (cost $857,193,249#)                     146.2%     865,729,769
      Liabilities in excess of other assets       (46.2)    (273,523,694)
                                               --------    -------------
      NET ASSETS --                              100.00%   $ 592,206,075
                                               ========    =============

--------
#   See Note 6
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@   The security or a portion thereof represents collateral for TBA.

See Notes to Financial Statements

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)

                                                     Principal
                                                       Amount       Value
                Security Description              (in thousands)** (Note 3)
    ----------------------------------------------------------------------
    BONDS & NOTES -- 44.6%
    Aerospace & Military Technology -- 0.0%
     Condor Systems, Inc. Guaranteed Sr. Sub.
       Notes, Series B 11.88% due 5/01/09(1).....       $ 25       $  6,750
                                                                   --------
    Apparel & Textiles -- 0.1%
     Warnaco, Inc. Sr. Notes 8.88% due 6/15/13*..         50         53,625
                                                                   --------
    Automotive -- 0.6%
     BREED Technologies, Inc. Guaranteed Sr.
       Sub. Notes 9.25% due 4/15/08(1)(2)(8).....        500              0
     Dana Corp. Notes 9.00% due 8/15/11..........        180        197,100
     Diamond Triumph Auto Glass, Inc. Guaranteed
       Sr. Sub. Notes 9.25% due 4/01/08..........        100         89,000
     Eagle-Picher, Inc. Sr. Notes 9.75% due
       9/01/13*..................................        125        131,250
     Pep Boys Manny Moe & Jack Notes 6.92% due
       7/07/06...................................        125        126,875
                                                                   --------
                                                                    544,225
                                                                   --------
    Banks -- 0.3%
     J.P. Morgan Chase & Co. Notes 5.35% due
       3/01/07...................................        250        270,722
                                                                   --------
    Broadcasting & Media -- 3.6%
     Adelphia Communications Corp. Sr. Notes,
       Series B 9.50% due 2/15/04(1).............         47         32,429
     American Lawyer Media, Inc. Sr. Sub. Notes
       Series B 9.75% due 12/15/07...............         75         70,125
     Charter Communications Holdings, LLC Sr.
       Sub. Notes 9.63% due 11/15/09.............        925        714,562
     Charter Communications Holdings, LLC Sr.
       Sub. Disc. Notes 9.92% due 4/01/11(3).....        125         88,438
     Charter Communications Holdings, LLC Sr.
       Notes 10.00% due 5/15/11..................         75         57,188

                                                     Principal
                                                       Amount       Value
                Security Description              (in thousands)** (Note 3)
    ----------------------------------------------------------------------

    Broadcasting & Media (continued)
     Charter Communications Holdings, LLC Sr.
       Sub. Notes 10.25% due 1/15/10.............       $ 25       $ 19,500
     Charter Communications Holdings, LLC Sr.
       Sub. Notes 10.75% due 10/01/09............        450        367,875
     Charter Communications Holdings, LLC Sr.
       Sub. Notes 11.13% due 1/15/11.............        425        347,437
     Charter Communications Holdings, LLC Sr.
       Sub. Disc. Notes 11.75% due 1/15/10(3)....        225        158,625
     CSC Holdings, Inc. Sr. Debentures 7.63% due
       7/15/18...................................        275        264,000
     CSC Holdings, Inc. Sr. Debentures 7.88% due
       2/15/18...................................         50         48,750
     CSC Holdings, Inc. Guaranteed Sr. Sub.
       Debentures 10.50% due 5/15/16.............         50         55,000
     Emmis Communications Corp. Sr. Disc.
       Notes 12.50% due 3/15/11(3)...............        175        155,750
     Granite Broadcasting Corp. Sr. Sub.
       Notes 8.88% due 5/15/08...................        150        144,187
     Granite Broadcasting Corp. Sr. Sub.
       Notes 10.38% due 5/15/05..................        100         98,500
     Haights Cross Operating Co. Sr.
       Notes 11.75% due 8/15/11*.................         50         51,250
     Paxson Communications Corp. Guaranteed Sr.
       Sub. Disc. Notes 12.25% due 1/15/09(3)....         25         19,813
     Pegasus Satellite Communications, Inc. Sr.
       Sub. Disc. Notes 13.50% due 3/01/07(3)....        175        112,000
     Rogers Cable, Inc. Bonds 8.75% due 5/01/32..         50         55,000
     Rogers Cablesystems, Ltd. Guaranteed Sr.
       Sub. Notes 11.00% due 12/01/15............        200        226,500

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                    Principal
                                                      Amount        Value
               Security Description              (in thousands)**  (Note 3)
   --------------------------------------------
   BONDS & NOTES (continued)
   Broadcasting & Media (continued)
    Salem Communications Holding
      Corp. Guaranteed Sr. Sub. Notes, Series
      B 9.00% due 7/01/11.......................       $ 50       $   53,812
    Susquehanna Media Co. Sr. Sub. Notes 7.38%
      due 4/15/13...............................         75           77,625
    Young Broadcasting, Inc. Guaranteed Sr.
      Sub. Notes, Series B 9.00% due 1/15/06....        150          150,750
                                                                  ----------
                                                                   3,369,116
                                                                  ----------
   Business Services -- 0.9%
    Allied Waste North America, Inc. Sr.
      Notes 7.88% due 4/15/13...................        275          288,062
    Allied Waste North America, Inc. Guaranteed
      Sr. Notes 9.25% due 9/01/12...............        100          110,500
    Mobile Mini, Inc. Sr. Notes 9.50% due
      7/01/13*..................................        100          107,000
    Monitronics International, Inc. Sr. Sub.
      Notes 11.75% due 9/01/10*.................        175          175,438
    National Equipment Services, Inc.
      Guaranteed Sr. Sub. Notes,
      Series D 10.00% due 11/30/04(1)...........        290          116,000
                                                                  ----------
                                                                     797,000
                                                                  ----------
   Chemicals -- 1.2%
    Equistar Chemicals, LP Sr. Notes 10.63% due
      5/01/11*..................................        175          173,250
    Freeport McMoRan Resources Sr. Notes 7.00%
      due 2/15/08...............................        125           86,250
    Huntsman International, LLC Guaranteed Sr.
      Notes 9.88% due 3/01/09...................        225          236,250
    Huntsman, LLC Sr. Secured Notes 11.63% due
      10/15/10*.................................        100           97,500
    IMC Global, Inc. Guaranteed Sr. Notes,
      Series B 11.25% due 6/01/11...............        125          130,000

                                                    Principal
                                                      Amount        Value
               Security Description              (in thousands)**  (Note 3)
   ------------------------------------------------------------------------

   Chemicals (continued)
    Methanex Corp. Sr. Notes 8.75% due 8/15/12..       $150       $  161,250
    Rockwood Specialties Group, Inc. Sr. Sub.
      Notes 10.63% due 5/15/11*.................        125          133,125
    Westlake Chemical Corp. Sr. Notes 8.75% due
      7/15/11*..................................        125          129,687
                                                                  ----------
                                                                   1,147,312
                                                                  ----------
   Communication Equipment -- 0.6%
    American Tower Escrow Corp. Disc.
      Notes Zero Coupon due 8/01/08(4)..........        300          199,500
    Nortel Networks, Ltd. Sr. Notes 6.13% due
      2/15/06...................................        175          175,875
    Rural Cellular Corp. Sr. Sub. Notes 9.63%
      due 5/15/08...............................        150          136,500
    Rural Cellular Corp. Sr. Sub. Notes 9.75%
      due 1/15/10...............................        100           91,000
                                                                  ----------
                                                                     602,875
                                                                  ----------
   Computer Software -- 0.1%
    Pioneer-Standard Electronics, Inc. Sr.
      Notes 9.50% due 8/01/06...................         75           77,813
                                                                  ----------
   Computers & Business Equipment -- 0.4%
    Seagate Technology HDD Holdings Guaranteed
      Sr. Notes 8.00% due 5/15/09...............         75           82,688
    Xerox Capital Trust I 8.00% due 2/01/27.....         75           63,375
    Xerox Corp. Sr. Notes 7.13% due 6/15/10.....         50           49,625
    Xerox Corp. Notes 7.20% due 4/01/16.........        100           93,500
    Xerox Corp. Sr. Notes 7.63% due 6/15/13.....        125          123,281
                                                                  ----------
                                                                     412,469
                                                                  ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                     Principal
                                                       Amount       Value
                Security Description              (in thousands)** (Note 3)
    ----------------------------------------------------------------------
    BONDS & NOTES (continued)
    Conglomerate -- 0.7%
     Jacuzzi Brands, Inc. Sr. Secured
       Notes 9.63% due 7/01/10*..................       $ 75       $ 77,812
     Park-Ohio Industries, Inc. Sr. Sub.
       Notes 9.25% due 12/01/07..................         75         70,875
     Prestolite Electric, Inc. Guaranteed Sr.
       Notes 9.63% due 2/01/08...................        125        122,500
     Tyco International Group SA Guaranteed Sr.
       Notes 6.75% due 2/15/11                           250        263,750
     Tyco International Group SA Guaranteed
       Notes 6.88% due 1/15/29...................        125        123,750
                                                                   --------
                                                                    658,687
                                                                   --------
    Education -- 0.1%
     KinderCare Learning Centers, Inc. Sr. Sub.
       Notes, Series B 9.50% due 2/15/09.........         75         75,375
                                                                   --------
    Electronics -- 0.3%
     Amkor Technology, Inc. Sr. Notes 7.75% due
       5/15/13*..................................        150        150,750
     ON Semiconductor Corp. Guaranteed Sr.
       Secured Notes 12.00% due 3/15/10..........         75         87,938
                                                                   --------
                                                                    238,688
                                                                   --------
    Energy Services -- 0.5%
     Grant Prideco, Inc. Sr. Notes 9.00% due
       12/15/09..................................         50         53,875
     Hanover Equipment Trust Sr. Sec.
       Notes 8.50% due 9/01/08...................        125        128,750
     Oslo Seismic Services, Inc. 1st Mtg.
       Notes 8.28% due 6/01/11...................        189        165,031
     Universal Compression, Inc. Sr. Notes 7.25%
       due 5/15/10...............................        100        103,000
                                                                   --------
                                                                    450,656
                                                                   --------
    Energy Sources -- 2.6%
     Chesapeake Energy Corp. Sr. Notes 7.50% due
       9/15/13*..................................         50         52,500

                                                     Principal
                                                       Amount       Value
                Security Description              (in thousands)** (Note 3)
    ----------------------------------------------------------------------

    Energy Sources (continued)
     Chesapeake Energy Corp. Guaranteed Sr.
       Notes 7.75% due 1/15/15...................       $ 25       $ 26,375
     Chesapeake Energy Corp. Guaranteed Sr.
       Notes 9.00% due 8/15/12...................         25         28,125
     CITGO Petroleum Corp. Sr. Notes 11.38% due
       2/01/11*..................................        250        282,500
     Colorado Interstate Gas Co. Sr.
       Debentures 6.85% due 6/15/37..............        150        149,250
     Costilla Energy, Inc. Sr. Notes 10.25% due
       10/01/06(2)(8)............................        500              0
     El Paso Production Holding Co. Sr.
       Notes 7.75% due 6/01/13*..................        250        237,500
     Encore Acquisition Co. Guaranteed Sr.
       Notes 8.38% due 6/15/12...................        100        105,000
     Frontier Oil Corp. Sr. Notes 9.13% due
       2/15/06...................................         50         51,500
     Frontier Oil Corp. Sr. Sub. Notes 11.75%
       due 11/15/09..............................        155        175,150
     KCS Energy, Inc. Guaranteed Sr. Sub.
       Notes 8.88% due 1/15/06...................        150        147,750
     Leviathan Gas Pipeline Partner LP/Leviathan
       Finance Corp. Guaranteed Sr. Sub.
       Notes, Series B 10.38% due 6/01/09........        100        113,500
     Mission Energy Holding Co. Sr. Sec.
       Notes 13.50% due 7/15/08..................        100         66,000
     Roseton Danskammer Pass-Thru
       Certificates, Series A 7.27% due 11/08/10.        450        420,750
     Roseton Danskammer 2001 Series B Pass-Thru
       Certificates 7.67% due 11/08/16...........        150        127,500
     Southern Natural Gas Co. Sr. Notes 8.88%
       due 3/15/10...............................        125        133,750

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                    Principal
                                                      Amount        Value
               Security Description              (in thousands)**  (Note 3)
   ------------------------------------------------------------------------
   BONDS & NOTES (continued)
   Energy Sources (continued)
    Tesoro Petroleum Corp. Sr. Secured
      Notes 8.00% due 4/15/08...................      $   75      $   76,875
    Westport Resources Corp. Guaranteed Sr.
      Sub. Notes 8.25% due 11/01/11*............         200         218,500
                                                                  ----------
                                                                   2,412,525
                                                                  ----------

   Entertainment Products -- 0.2%
    Steinway Musical Instruments, Inc.
      Guaranteed Sr. Notes 8.75% due 4/15/11....         175         179,375
                                                                  ----------

   Financial Services -- 12.6%
    AmeriCredit Corp. Guaranteed Sr.
      Notes 9.88% due 4/15/06...................          50          49,500
    Athena Neurosciences Finance, LLC
      Guaranteed Sr. Notes 7.25% due 2/21/08....         550         445,500
    Bear Island Paper Co., LLC Sr. Secured
      Notes, Series B 10.00% due 12/01/07.......         245         203,350
    Bluewater Finance, Ltd. Guaranteed Sr.
      Notes 10.25% due 2/15/12..................         175         177,625
    Boeing Capital Corp. Sr. Notes 5.75% due
      2/15/07...................................         250         270,626
    ChipPac International Co., Ltd. Guaranteed
      Sr. Sub. Notes, Series B 12.75% due
      8/01/09...................................          25          27,875
    Chukchansi Economic Development
      Authority Sr. Notes 14.50% due 6/15/09*...         300         368,250
    Commercial Mtg. Asset Trust Commercial Mtg.
      Certificates, Series 1999-C1, Class
      C 7.35% due 1/17/32.......................       1,200       1,430,237
    Credit Suisse First Boston USA, Inc. Global
      Sr. Notes 4.63% due 1/15/08...............         250         263,393
    DLJ Commercial Mtg. Corp. Commercial Mtg.
      Certificates, Series 1998-CG1 IO, Class
      S 0.67% due 6/10/31(5)....................       8,450         237,980

                                                     Principal
                                                       Amount       Value
                Security Description              (in thousands)** (Note 3)
    -----------------------------------------------------------------------

    Financial Services (continued)
     DLJ Commercial Mtg. Corp. Commercial Mtg.
       Certificates, Series 1998-CF2 IO, Class
       S 1.04% due 11/12/31(5)...................      $7,040      $259,423
     Eircom Funding Sr. Sub. Notes 8.25% due
       8/15/13*..................................         150       161,250
     ESI Tractebel Acquisition Corp. Guaranteed
       Secured Bonds, Series B 7.99% due 12/30/11         243       241,481
     First Union Residential Securitization
       Trans, Inc. Mtg. Certificates, Series
       1998-A, Class B2 7.00% due 8/25/28........         183       185,090
     Ford Motor Credit Co. Notes 6.50% due
       1/25/07...................................         250       264,202
     General Electric Capital Corp. Notes 5.00%
       due 6/15/07...............................         250       268,806
     General Motors Acceptance Corp. Notes 6.85%
       due 6/17/04...............................         250       258,396
     Hilcorp Energy I LP/Hilcorp Finance Co. Sr.
       Notes 10.50% due 9/01/10*.................         125       132,813
     Household Finance Corp. Notes 5.75% due
       1/30/07...................................         250       272,910
     Huntsman Advanced Materials, LLC Sr.
       Secured Notes 11.00% due 7/15/10*.........          75        78,000
     IOS Capital, LLC Sr. Notes 7.25% due 6/30/08         100        97,000
     Jet Equipment Trust Sr. Notes, Series 1995,
       Class A 8.24% due 11/01/12*...............         136        59,304
     LaBranche & Co., Inc. Sr. Sub. Notes 12.00%
       due 3/02/07...............................          75        84,750
     Madison River Capital, LLC/ Madison River
       Finance Corp. Sr. Notes, Series B 13.25%
       due 3/01/10...............................         425       446,250

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                    Principal
                                                      Amount        Value
               Security Description              (in thousands)**  (Note 3)
   -------------------------------------------------------------------------
   BONDS & NOTES (continued)
   Financial Services (continued)
    Mid-State Trust Asset Backed Notes, Series
      6, Class A1 7.34% due 7/01/35.............       $964       $1,044,331
    Nexstar Finance Holdings, LLC Guaranteed
      Sr. Disc. Notes 11.38% due 4/01/13(3).....        250          175,000
    Nexstar Finance Holdings, LLC Guaranteed
      Sr. Disc. Notes 16.00% due 5/15/09(3).....        123          110,854
    PCA, LLC Guaranteed Sr. Notes 11.88% due
      8/01/09...................................        125          136,250
    PDVSA Finance, Ltd. Bonds 6.80% due 11/15/08        275          246,125
    PDVSA Finance, Ltd. Notes 8.50% due 11/16/12        100           88,500
    PNC Mtg. Securities Corp. Commercial Mtg.
      Certificates, Series 1998-5, Class
      CB3 6.74% due 7/25/28(5)..................        359          366,517
    PNC Mtg. Securities Corp. Commercial Mtg.
      Certificates, Series 1998-4, Class
      3B3 6.75% due 5/25/28.....................        285          291,179
    PNC Mtg. Securities Corp. Commercial Mtg.
      Certificates, Series 1999-1, Class
      CB2 6.77% due 3/25/29(5)..................        470          493,697
    PNC Mtg. Securities Corp. Commercial Mtg.
      Certificates, Series 1998-4, Class
      CB3 6.85% due 5/25/28(5)..................        393          410,126
    PNC Mtg. Securities Corp. Commercial Mtg.
      Certificates, Series 1992-2, Class
      DB3 6.91% due 4/25/29(5)..................        414          418,668
    Px Escrow Corp. Sr. Sub. Disc. Notes 9.63%
      due 2/01/06(3)............................        125           92,656
    Qwest Capital Funding, Inc. Guaranteed
      Notes 7.00% due 8/03/09...................         50           44,625
    Qwest Capital Funding, Inc. Guaranteed
      Notes 7.25% due 2/15/11...................        175          155,750

                                                    Principal
                                                      Amount        Value
               Security Description              (in thousands)**  (Note 3)
   -------------------------------------------------------------------------

   Financial Services (continued)
    Qwest Capital Funding, Inc. Guaranteed
      Notes 7.63% due 8/03/21...................       $475       $   408,500
    Qwest Capital Funding, Inc. Notes 7.75% due
      2/15/31...................................         50            42,500
    Qwest Capital Funding, Inc. Guaranteed
      Notes 7.90% due 8/15/10...................        350           318,500
    Terra Capital, Inc. Guaranteed Sr. Secured
      Notes 11.50% due 6/01/10..................        200           184,000
    Terra Capital, Inc. Guaranteed Sr. Secured
      Notes 12.88% due 10/15/08.................        150           165,750
    US West Capital Funding, Inc. Guaranteed
      Notes 6.88% due 7/15/28...................         75            59,250
    Worldspan LP/ WS Financing Corp. Sr.
      Notes 9.63% due 6/15/11*..................        100           104,750
                                                                  -----------
                                                                   11,641,539
                                                                  -----------
   Food, Beverage & Tobacco -- 0.5%
    Cott Beverages, Inc. Guaranteed Sr. Sub.
      Notes 8.00% due 12/15/11..................         75            80,719
    Del Monte Corp. Sr. Sub. Notes 8.63% due
      12/15/12*.................................         75            81,937
    Doane Pet Care Co. Sr. Sub. Notes 9.75% due
      5/15/07...................................         75            71,250
    Doane Pet Care Co. Guaranteed Sr.
      Notes 10.75% due 3/01/10..................         50            55,000
    Fleming Cos., Inc. Guaranteed Sr. Sub.
      Notes, Series D 10.63% due 7/31/07(1).....        150                15
    Seminis, Inc. Sr. Sub. Notes 10.25% due
      10/01/13*                                          25            26,688
    Smithfield Foods, Inc. Sr. Notes 7.75% due
      5/15/13*..................................        125           134,062
    Smithfield Foods, Inc. Sr. Notes, Series
      B 8.00% due 10/15/09......................         50            54,500
                                                                  -----------
                                                                      504,171
                                                                  -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                    Principal
                                                      Amount        Value
               Security Description              (in thousands)**  (Note 3)
   -------------------------------------------------------------------------
   BONDS & NOTES (continued)
   Forest Products -- 1.6%
    Constar International, Inc. Sr. Sub.
      Notes 11.00% due 12/01/12.................       $ 50       $   42,000
    Crown Cork & Seal Co., Inc. Notes 8.00% due
      4/15/23...................................         80           65,200
    Crown Cork & Seal Co., Inc. Notes 8.38% due
      1/15/05...................................        575          586,500
    Fibermark, Inc. Sr. Notes 9.38% due 10/15/06        100           67,000
    Georgia Pacific Corp. Sr. Notes 7.38% due
      7/15/08*..................................        340          350,625
    Georgia Pacific Corp. Debenture 7.75% due
      11/15/29..................................        250          226,562
    Georgia Pacific Corp. 9.13% due 7/01/22.....        125          123,750
                                                                  ----------
                                                                   1,461,637
                                                                  ----------
   Health Services -- 1.4%
    HCA, Inc. Sr. Notes 6.95% due 5/01/12.......        225          238,691
    HEALTHSOUTH Corp. Notes 7.63% due 6/01/12(1)        125          107,500
    HEALTHSOUTH Corp. Sr. Notes 8.38% due
      10/01/11(1)...............................        275          236,500
    HEALTHSOUTH Corp. Sr. Sub. Notes 10.75% due
      10/01/08(1)...............................        100           87,500
    IASIS Healthcare Corp. Guaranteed Sr. Sub.
      Notes 13.00% due 10/15/09.................        150          168,375
    Psychiatric Solutions, Inc. Sr. Sub.
      Notes 10.63% due 6/15/13*.................        125          136,562
    Tenet Healthcare Corp. Sr. Notes 6.50% due
      6/01/12...................................         75           71,625
    Tenet Healthcare Corp. Notes 7.38% due
      2/01/13...................................         50           50,375
    Universal Hospital Services, Inc. Sr.
      Notes 10.25% due 3/01/08..................        200          208,000
                                                                  ----------
                                                                   1,305,128
                                                                  ----------

                                                     Principal
                                                       Amount       Value
                Security Description              (in thousands)** (Note 3)
    ----------------------------------------------------------------------

    Insurance -- 0.4%
     Crum & Forster Holdings Corp.
       Sr. Notes 10.38% due 6/15/13*.............       $250       $271,875
     LNR Property Corp. Sr. Sub. Notes 7.63% due
       7/15/13*..................................         75         77,250
                                                                   --------
                                                                    349,125
                                                                   --------
    Internet Content -- 0.1%
     Globix Corp. Guaranteed Sr. Sec.
       Notes 11.00% due 5/01/08(6)...............         87         66,490
                                                                   --------
    Leisure & Tourism -- 3.0%
     American Airlines, Inc. Pass-Thru
       Certificates, Series 2001-2,
       Class C 7.80% due 10/01/06................        100         73,700
     Atlas Air, Inc. Pass-Thru Series 1999-1
       Class A-2 6.88% due 1/02/11...............        125        115,701
     Atlas Air, Inc. Pass-Thru Certificates
       Series 1999-1 Class A-1 7.20% due 1/02/19.        133        124,569
     Atlas Air, Inc. Pass-Thru
       Certificates, Series 1998, Class C 8.01%
       due 1/02/10(2)............................        159         25,238
     Atlas Air, Inc. Pass-Thru
       Certificates, Series 1999-1,
       Class C 8.77% due 1/02/11(2)..............         12          1,955
     Continental Airlines, Inc. Pass-Thru
       Certificates, Series 1999-1,
       Class C 6.95% due 8/02/09.................        170        130,407
     Continental Airlines, Inc. Pass-Thru
       Certificates, Series 1999-2, Class
       C1 7.73% due 3/15/11......................         47         33,042
     Courtyard by Marriott II Sr. Secured Notes,
       Series B 10.75% due 2/01/08...............        150        149,062
     Delta Air Lines, Inc. Pass-Thru
       Certificates, Series 2002-1,
       Class C 7.78% due 1/02/12.................        184        151,466
     Hard Rock Hotel, Inc. Notes 8.88% due
       6/01/13*..................................        100        105,375

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                    Principal
                                                      Amount        Value
               Security Description              (in thousands)**  (Note 3)
   ------------------------------------------------------------------------
   BONDS & NOTES (continued)
   Leisure & Tourism (continued)
    Hollywood Casino Shreveport/ Shreveport
      Capital Corp. 1st Mtg. Notes 13.00% due
      8/01/06(1)................................       $400       $  292,500
    John Q Hammons Hotels LP 1st Sr. Mtg.
      Notes, Series B 8.88% due 5/15/12.........         75           81,188
    Mandalay Resort Group Sr. Sub. Notes,
      Series B 10.25% due 8/01/07...............        170          195,500
    MGM Mirage, Inc. Guaranteed Sr. Notes 8.50%
      due 9/15/10...............................        225          253,125
    Northwest Airlines, Inc. Guaranteed
      Sr. Notes 7.63% due 3/15/05...............        110           96,525
    Park Place Entertainment Corp. Sr. Sub.
      Notes 9.38% due 2/15/07...................        100          110,500
    Prime Hospitality Corp. Sr. Sub. Notes,
      Series B 8.38% due 5/01/12................         50           49,250
    Riviera Holdings Corp. Guaranteed
      Sr. Notes 11.00% due 6/15/10..............        185          183,381
    United AirLines, Inc. 2000-1 Pass-Thru
      Certificates Class A-2 7.73% due
      7/01/10(1)................................         75           58,541
    United AirLines, Inc. Series 2000-1
      Pass-Thru Certificates Class A-1 7.78%
      due 1/01/14(1)............................         63           49,210
    Vail Resorts, Inc. Guaranteed Sr.
      Sub. Notes 8.75% due 5/15/09..............        100          105,125
    Waterford Gaming, LLC Sr. Notes 8.63% due
      9/15/12*..................................        198          206,910
    Wynn Las Vegas, LLC 2nd Mtg. Notes 12.00%
      due 11/01/10..............................        200          228,000
                                                                  ----------
                                                                   2,820,270
                                                                  ----------
   Machinery -- 0.3%
    Briggs & Stratton Corp. Guaranteed Sr.
      Notes 8.88% due 3/15/11...................         75           84,000
    Dresser, Inc. Guaranteed Sr. Sub.
      Notes 9.38% due 4/15/11...................         75           78,750

                                                     Principal
                                                       Amount       Value
                Security Description              (in thousands)** (Note 3)
    ----------------------------------------------------------------------

    Machinery (continued)
     Terex Corp. Guaranteed Sr. Sub. Notes 9.25%
       due 7/15/11...............................       $ 25       $ 27,375
     Terex Corp. Guaranteed Sr. Sub.
       Notes, Series B 10.38% due 4/01/11........         50         56,000
     Venture Holdings Co., LLC Guaranteed Sr.
       Sub. Notes 11.00% due 6/01/07(1)..........        100         19,000
                                                                   --------
                                                                    265,125
                                                                   --------
    Metals & Mining -- 0.4%
     CSN Islands VII Corp. Guaranteed
       Notes 10.75% due 9/12/08*.................         75         75,750
     MMI Products, Inc. Sr. Sub. Notes, Series
       B 11.25% due 4/15/07......................        100         58,000
     Owens Brockway Glass Container Guaranteed
       Sr. Secured Notes 7.75% due 5/15/11.......        150        155,250
     Owens Brockway Glass Container Sr. Secured
       Notes 8.75% due 11/15/12..................         25         26,813
     Renco Metals, Inc. Guaranteed Sr.
       Notes 11.50% due 7/01/49(1)(2)............        500              0
     Ryerson Tull, Inc. Notes 9.13% due 7/15/06..         75         73,875
     WCI Steel, Inc. Sr. Secured Notes, Series
       B 10.00% due 12/01/04(1)..................        100         30,000
                                                                   --------
                                                                    419,688
                                                                   --------
    Real Estate Investment Trusts -- 0.5%
     National Health Investors, Inc. Notes 7.30%
       due 7/16/07...............................        200        198,000
     RFS Partnership LP Guaranteed Sr.
       Notes 9.75% due 3/01/12...................         50         52,000
     Senior Housing Properties Trust Sr.
       Notes 7.88% due 4/15/15...................         25         26,250
     Senior Housing Properties Trust Sr.
       Notes 8.63% due 1/15/12...................        202        219,170
                                                                   --------
                                                                    495,420
                                                                   --------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                     Principal
                                                       Amount       Value
                Security Description              (in thousands)** (Note 3)
    ----------------------------------------------------------------------
    BONDS & NOTES (continued)
    Restaurants -- 0.2%
     Tricon Global Restaurants, Inc. Sr.
       Notes 8.88% due 4/15/11...................       $125       $145,625
                                                                   --------
    Retail Stores -- 1.6%
     Armstrong World Industries, Inc. Sr.
       Notes 6.35% due 8/15/49(1)................         25         12,500
     Armstrong World Industries, Inc. Sr.
       Notes 6.50% due 8/15/05(1)................        150         78,750
     Armstrong World Industries,
       Inc. Debentures 9.75% due 4/15/08(1)......         75         39,375
     Big 5 Corp. Sr. Notes, Series B 10.88% due
       11/15/07..................................         76         79,895
     Collins & Aikman Floor Cover Guaranteed Sr.
       Sub. Notes 9.75% due 2/15/10..............         75         79,125
     J.C. Penney Co., Inc. Notes 6.88% due
       10/15/15                                          250        246,250
     Oakwood Homes Corp. Sr. Notes 8.13% due
       3/01/09(1)................................        175         62,125
     Rent-A-Center, Inc. Guaranteed Sr. Sub.
       Notes, Series B 7.50% due 5/01/10.........        140        147,175
     Rent-Way, Inc. Sr. Sec. Notes 11.88% due
       6/15/10*..................................        150        156,375
     Rite Aid Corp. Sr. Debentures 7.70% due
       2/15/27...................................        175        151,375
     Rite Aid Corp. Guaranteed Sr. Notes 8.13%
       due 5/01/10*..............................         50         53,250
     Rite Aid Corp. Sr. 2nd Notes 9.50% due
       2/15/11...................................         25         28,250
     Saks, Inc. Guaranteed Notes 9.88% due
       10/01/11..................................        100        118,000
     Salton, Inc. Sr. Sub. Notes 10.75% due
       12/15/05..................................         35         34,388

                                                    Principal
                                                      Amount        Value
               Security Description              (in thousands)**  (Note 3)
   ------------------------------------------------------------------------

   Retail Stores (continued)
    Salton, Inc. Sr. Sub. Notes 12.25% due
      4/15/08...................................       $ 65       $   63,537
    Service Corp. International Notes 7.70% due
      4/15/09...................................        150          153,375
                                                                  ----------
                                                                   1,503,745
                                                                  ----------
   Telecommunications -- 5.3%
    AirGate PCS, Inc. Sr. Sub. Disc.
      Notes 13.50% due 10/01/09(3)..............        650          497,250
    Alamosa PCS Holdings, Inc. Guaranteed Sr.
      Disc. Notes 12.88% due 2/15/10(3).........        800          632,000
    Alaska Communications
      Holdings, Inc. Guaranteed Sr. Sub.
      Notes 9.38% due 5/15/09...................        250          235,000
    FairPoint Communications Inc. Sr. Sub.
      Notes 12.50% due 5/01/10..................        250          266,250
    GCI, Inc. Sr. Notes 9.75% due 8/01/07.......         50           50,625
    Horizon PCS, Inc. Guaranteed Sr.
      Notes 13.75% due 6/15/11(1)...............        425          106,250
    iPCS, Inc. Sr. Disc. Notes 14.00% due
      7/15/10(1)................................        550           60,500
    LCI International, Inc. Sr. Notes 7.25% due
      6/15/07...................................        325          260,000
    MJD Communications, Inc. Sr. Sub. Notes,
      Series B 9.50% due 5/01/08................        300          291,000
    Nextel Communications, Inc. Sr. Notes 7.38%
      due 8/01/15...............................        300          303,000
    Nextel Communications, Inc. Sr. Notes 9.38%
      due 11/15/09..............................         50           54,250
    Nextel Communications, Inc. Sr. Notes 9.95%
      due 2/15/08...............................        400          420,500
    PanAmSat Corp. Notes 6.38% due 1/15/08......        125          129,062

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                    Principal
                                                      Amount        Value
               Security Description              (in thousands)**  (Note 3)
   ------------------------------------------------------------------------
   BONDS & NOTES (continued)
   Telecommunications (continued)
    PanAmSat Corp. Guaranteed Sr. Notes 8.50%
      due 2/01/12...............................       $ 50       $   52,375
    Pegasus Satellite Communications, Inc. Sr.
      Notes 11.25% due 1/15/10*.................        280          221,200
    Qwest Corp. Notes 8.88% due 3/15/12*........        375          416,250
    Rogers Wireless Communications, Inc. Sr.
      Secured Notes 9.63% due 5/01/11...........         50           57,500
    US Unwired, Inc. Guaranteed Sr. Sub.
      Disc. Notes, Series B 13.38% due
      11/01/09(3)...............................        550          401,500
    US West Communications, Inc.
      Debentures 6.88% due 9/15/33..............        200          176,000
    US West Communications, Inc. Secured
      Debentures 7.50% due 6/15/23..............         25           23,375
    Western Wireless Corp. Sr. Notes 9.25% due
      7/15/13*..................................        200          204,000
                                                                  ----------
                                                                   4,857,887
                                                                  ----------
   Transportation -- 0.1%
    Petroleum Helicopters, Inc. Guaranteed Sr.
      Notes, Series B 9.38% due 5/01/09.........         50           54,500
                                                                  ----------
   Utilities -- 4.4%
    AES Corp. Sr. Secured Notes 8.75% due
      5/15/13*..................................        405          425,250
    AES Drax Energy, Ltd. Guaranteed Sr. Sub.
      Secured Notes, Series B 11.50% due
      8/30/10(1)................................        725            5,438
    Cincinnati Bell Telephone Company Medium
      Term Notes 7.18% due 12/15/23.............         50           45,625
    Dynegy Holdings, Inc. Sr. Notes 8.75% due
      2/15/12...................................        100           91,500

                                                     Principal
                                                       Amount       Value
                Security Description              (in thousands)** (Note 3)
    ----------------------------------------------------------------------

    Utilities (continued)
     Edison Mission Energy Sr. Notes 7.73% due
       6/15/09...................................       $100       $ 81,500
     Edison Mission Energy Sr. Notes 9.88% due
       4/15/11...................................        250        213,750
     Edison Mission Energy Sr. Notes 10.00% due
       8/15/08...................................        350        308,000
     Mirant Americas Generation, LLC Sr.
       Notes 7.20% due 10/01/08(1)...............        225        178,312
     Mirant Americas Generation, LLC Sr.
       Notes 7.63% due 5/01/06(1)................         75         59,438
     Mirant Americas Generation, LLC Sr.
       Notes 8.30% due 5/01/11(1)................        400        316,000
     Mirant Americas Generation, LLC Sr.
       Notes 8.50% due 10/01/21(1)...............        300        237,000
     Mirant Mid Atlantic, LLC Pass-Thru
       Certificates, Series A 8.63% due
       6/30/12(7)................................         67         66,500
     Mirant Mid Atlantic, LLC Secured Pass-Thru
       Certificates 9.13% due 6/30/17(7).........         67         65,748
     Pacific Gas & Electric Co. Sr. Notes 10.00%
       due 11/01/05*.............................        125        128,125
     PG& E Corp. Sr. Secured Notes 6.88% due
       7/15/08*..................................        100        105,000
     Reliant Resources, Inc. Sr. Secured
       Notes 9.25% due 7/15/10*..................        200        181,000
     Reliant Resources, Inc. Sr. Secured
       Notes 9.50% due 7/15/13*..................        300        270,000
     Tiverton/Rumford Power
       Assoc., Ltd. Guaranteed Notes 9.00% due
       7/15/18*..................................        125        105,000
     Transcontinental Gas Pipe Line Corp. Sr.
       Notes 8.88% due 7/15/12...................        350        395,938
     Williams Cos., Inc. Notes 7.13% due 9/01/11.        500        493,750

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                    Principal
                                                      Amount        Value
              Security Description               (in thousands)**  (Note 3)
  -------------------------------------------------------------------------
  BONDS & NOTES (continued)
  Utilities (continued)
   Williams Cos., Inc. Sr. Notes 8.63% due
     6/01/10....................................        $275      $   292,187
                                                                  -----------
                                                                    4,065,061
                                                                  -----------
  Total Bonds & Notes
     (cost $40,506,593).........................                   41,252,624
                                                                  -----------
  CONVERTIBLE BONDS -- 0.1%
  Utilities -- 0.1%
   Calpine Corp
     4.00% due 12/26/06
     (cost $42,553).............................          50           45,813
                                                                  -----------
  FOREIGN BONDS & NOTES -- 30.0%
  Broadcasting & Media -- 0.5%
   CF Cable TV, Inc. Guaranteed Secured Sr.
     Notes 9.13% due 7/15/07....................          50           52,250
   Shaw Communications, Inc. Sr. Notes 7.25%
     due 4/06/11................................         125          132,813
   Shaw Communications, Inc. Sr. Notes 8.25%
     due 4/11/10................................         225          248,062
                                                                  -----------
                                                                      433,125
                                                                  -----------
  Forest Products -- 0.1%
   Kappa Beheer BV Guaranteed Sr. Sub.
     Notes 10.63% due 7/15/09...................          75           80,625
                                                                  -----------
  Government Agency -- 27.8%
   Australia Commonwealth Bonds 7.50% due
     7/15/05....................................     AUD 620          439,737
   Canadian Government Bonds 5.75% due 6/01/29..     CAD 420          336,809
   Canadian Government Bonds 5.75% due 9/01/06..     CAD 615          486,763
   Colombia Government International
     Bond Bonds 11.75% due 2/25/20..............         300          351,750
   Deutsche Bundesrepublik Bonds 4.00% due
     7/04/09....................................     EUR 110          132,282
   Deutsche Bundesrepublik Bonds 5.63% due
     1/04/28....................................     EUR 120          156,000

                                                    Principal
                                                      Amount        Value
               Security Description              (in thousands)**  (Note 3)
   -------------------------------------------------------------------------

   Government Agency (continued)
    Federal Republic of Brazil Bonds 2.19% due
      10/15/03..................................       $1,000     $  803,000
    Federal Republic of Brazil Bonds 8.00% due
      4/15/14...................................        1,371      1,251,321
    Federal Republic of Brazil Global
      Notes 10.25% due 6/17/13..................          850        830,875
    Federal Republic of Brazil Bonds 11.00% due
      8/17/40...................................        1,190      1,124,550
    Federal Republic of Brazil Notes 14.50% due
      10/15/09..................................          250        300,250
    Federal Republic of Brazil Notes 11.00% due
      1/11/12...................................          600        615,000
    Federal Republic Of Germany Bonds 4.50% due
      8/18/06...................................      EUR 415        509,173
    Kingdom of Sweden Bonds 5.00% due 1/28/09...    SEK 3,000        406,740
    Republic of Bulgaria Bonds, Series A 2.69%
      due 7/28/12...............................          343        331,714
    Republic of Bulgaria Bonds 8.25% due 1/15/15          100        114,000
    Republic of Chile Notes 6.88% due 4/28/09...          200        230,000
    Republic of Colombia Notes 10.75% due
      1/15/13...................................          400        448,000
    Republic of Ecuador Bonds 7.00% due 8/15/04.          725        453,125
    Republic of Greece Sr. Notes 4.65% due
      4/19/07...................................      EUR 300        370,583
    Republic of Italy Bonds 5.25%
      due 12/15/05 - 11/01/29...................      EUR 235        288,735
    Republic of Panama Bonds 9.63% due 2/08/11..       $  400     $  457,000

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                     Principal
                                                       Amount       Value
                Security Description              (in thousands)** (Note 3)
    -----------------------------------------------------------------------
    FOREIGN BONDS & NOTES (continued)
    Government Agency (continued)
     Republic of Peru Bonds 4.50% due 3/07/04....         100         87,750
     Republic of Peru Bonds 4.00% due 3/07/17(3).         188        173,195
     Republic of Peru Guaranteed Global
       Bonds 9.13% due 2/21/12...................         305        339,312
     Republic of Philippines Bonds 9.00% due
       2/15/13...................................         700        752,500
     Republic of Philippines Bonds 9.88% due
       1/15/19...................................         250        271,562
     Republic of South Africa Notes 7.38% due
       4/25/12...................................         275        312,125
     Republic of Turkey Notes 9.50% due 1/15/14..         243        247,253
     Republic of Turkey Notes 10.50% due 1/13/08.          67         73,868
     Republic of Turkey Notes 11.00% due 1/14/13.         250        275,625
     Republic of Turkey Bonds 11.75% due 6/15/10.         625        714,062
     Republic of Venezuela Debentures 1.88% due
       12/18/03..................................         750        686,250
     Republic of Venezuela Bonds 9.25% due
       9/15/27...................................         150        115,950
     Russian Federation Bonds 5.00% due 3/31/07..       3,650      3,450,500
     Russian Federation Bonds 8.25% due 3/31/10..       1,250      1,412,500
     Russian Government Debentures 3.00% due
       5/14/08...................................         250        222,500
     Spanish Government Bonds 5.15% due 7/30/09..     EUR 468        594,608

                                                    Principal
                                                      Amount        Value
               Security Description              (in thousands)**  (Note 3)
   -------------------------------------------------------------------------

   Government Agency (continued)
    Spanish Government Bonds 6.15% due 1/31/13..     EUR 293      $   399,064
    United Kingdom Bonds 6.25% due 11/25/10.....      GBP 70          129,200
    United Mexican States Notes 6.63% due
      3/03/15...................................      $1,250        1,313,125
    United Mexican States Notes 7.50% due
      1/14/12...................................       1,700        1,922,700
    United Mexican States Bonds 8.13% due
      12/30/19..................................       1,570        1,774,100
                                                                  -----------
                                                                   25,705,156
                                                                  -----------
   Insurance -- 0.1%
    Fairfax Financial Holdings,
      Ltd. Notes 8.25% due 10/01/15.............         125          117,500
                                                                  -----------
   Metals & Mining -- 0.2%
    Crown European Holdings SA Sr. Secured
      Notes 10.88% due 3/01/13*.................         140          154,350
    Russel Metals, Inc. Sr. Notes 10.00% due
      6/01/09...................................          25           26,625
                                                                  -----------
                                                                      180,975
                                                                  -----------
   Telecommunications -- 0.3%
    Telus Corp. Notes 8.00% due 6/01/11.........         250          291,852
                                                                  -----------
   Utilities -- 1.0%
    Calpine Canada Energy
      Finance, ULC Guaranteed Sr. Notes 8.50%
      due 5/01/08...............................       1,175          846,000
    Companhia De Saneamento Basico do Estado de
      Sao Paulo Notes 12.00% due 6/20/08*.......          75           75,750
                                                                  -----------
                                                                      921,750
                                                                  -----------
   Total Foreign Bonds & Notes
      (cost $24,196,156)........................                   27,730,983
                                                                  -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                    Principal
                                                      Amount        Value
               Security Description              (in thousands)**  (Note 3)
   ------------------------------------------------------------------------
   U.S. GOVERNMENT OBLIGATIONS -- 14.3%
   U.S. Treasury Bonds -- 4.8%
    5.38% due 2/15/31...........................      3,000        3,219,375
    6.13% due 11/15/27..........................        500          579,121
    6.25% due 5/15/30...........................        500          593,301
                                                                  ----------
                                                                   4,391,797
                                                                  ----------
   U.S. Treasury Notes -- 9.5%
    3.00% due 1/31/04...........................        100          100,656
    3.50% due 11/15/06..........................      1,000        1,044,883
    4.75% due 2/15/04...........................      1,000        1,013,789
    5.00% due 2/15/11 - 8/15/11.................      2,585        2,833,013
    5.88% due 11/15/04..........................      3,000        3,158,790
    6.88% due 5/15/06...........................        557          629,584
                                                                  ----------
                                                                   8,780,715
                                                                  ----------
   Total U.S. Government Obligations
      (cost $12,539,612)........................                  13,172,512
                                                                  ----------
   U.S. GOVERNMENT AGENCIES -- 4.1%
   Federal Home Loan Mortgage Corporation -- 0.3%
    6.50% due 5/01/29...........................         38           39,432
    7.00% due 6/01/29...........................         51           54,216
    8.50% due 5/01/08...........................         78           83,333
    10.00% due 5/15/20..........................         65           64,717
    11.57% due 6/15/21..........................         41            1,188
                                                                  ----------
                                                                     242,886
                                                                  ----------
   Federal National Mortgage Association -- 3.0%
    0.50% due 10/17/36(5).......................      4,508           72,988
    0.50% due 3/17/20(5)........................      2,468           30,977
    0.90% due 6/25/38(5)........................      5,040          216,018
    1.58% due 2/25/35(5)........................      3,121          126,052
    5.50% due 1/01/29 - 6/01/29.................        360          368,721
    6.00% due 2/01/32...........................        404          416,476
    6.63% due 9/15/09...........................      1,000        1,164,647
    7.50% due 1/01/30 - 9/01/30.................        101          107,551
    8.00% due 11/01/28..........................        100          108,644
    8.80% due 1/25/19...........................        112          123,816
    10.40% due 4/25/19..........................         20           21,830
    13.00% due 11/15/15.........................         18           20,925
                                                                  ----------
                                                                   2,778,645
                                                                  ----------
   Government National Mortgage Association -- 0.2%
    7.50% due 7/15/27 - 10/15/27................        187          201,270
                                                                  ----------

                                                     Principal
                                                      Amount
                                                 (in thousands)**/   Value
               Security Description                   Shares        (Note 3)
   -------------------------------------------------------------------------

   Federal Farm Credit Bank -- 0.6%
    5.45% due 12/11/13..........................      $   500      $  544,098
                                                                   ----------
   Total U.S. Government Agencies
      (cost $3,739,892).........................                    3,766,899
                                                                   ----------
   COMMON STOCK -- 0.0%
   Financial Services -- 0.0%
    Ono Finance, PLC............................          100               1
                                                                   ----------
   Internet Content -- 0.0%
    Globix Corp.+...............................        9,174          22,935
                                                                   ----------
   Telecommunications -- 0.0%
    Dobson Communications Corp.+................          270           2,192
    IMPSAT Fiber Networks, Inc.+................       17,360         128,464
                                                                   ----------
                                                                      130,656
                                                                   ----------
   Total Common Stock
      (cost $1,002,511).........................                      153,592
                                                                   ----------
   PREFERRED STOCK -- 1.2%
   Broadcasting & Media -- 0.6%
    CSC Holdings, Inc. 11.13%...................        4,750         498,157
    Granite Broadcasting Corp. 12.75%...........           50          35,500
    Paxson Communications Corp. 14.25%(6).......            5          44,250
                                                                   ----------
                                                                      577,907
                                                                   ----------
   Communication Equipment -- 0.4%
    Rural Cellular Corp. 11.38%(6)..............          325         264,875
    Rural Cellular Corp. 12.25%(6)..............          198         126,720
                                                                   ----------
                                                                      391,595
                                                                   ----------
   Financial Services -- 0.0%
    TCR Holdings, Class B(2)(6)(8)..............          570               6
    TCR Holdings, Class C(2)(6)(8)..............          314               3
    TCR Holdings, Class D(2)(6)(8)..............          827               8
    TCR Holdings, Class E(2)(6)(8)..............        1,711              17
                                                                   ----------
                                                                           34
                                                                   ----------
   Retail Stores -- 0.1%
    Rent-Way, Inc.(2)(9)........................            3          25,000
                                                                   ----------
   Telecommunications -- 0.1%
    Dobson Communications Corp.*(2) 6.00%.......          450          90,731
                                                                   ----------
   Total Preferred Stock
      (cost $786,232)...........................                    1,085,267
                                                                   ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                     Rights/
                                                    Warrants/
                                                    Principal
                                                      Amount       Value
                Security Description              (in thousands)  (Note 3)
    -----------------------------------------------------------------------
    RIGHTS -- 0.0%
    Government Agency -- 0.0%
     United Mexican States, A(2).................   1,400,000    $       700
     United Mexican States, C(2).................   1,400,000          3,500
     United Mexican States, D(2).................   1,400,000          1,400
                                                                 -----------
                                                                       5,600
                                                                 -----------
    Total Rights
       (cost $0).................................                      5,600
                                                                 -----------
    WARRANTS -- 0.0%+
    Broadcasting & Media -- 0.0%
     Knology Holdings, Inc. Expires 10/22/07(2)..       1,500            375
     UIH Australia Pacific, Inc.*
       Expires 5/15/06(2)........................       1,000              0
                                                                 -----------
                                                                         375
                                                                 -----------
    Forest Products -- 0.0%
     Berry Plastics Corp. Expires 4/15/04(2)(8)..         500              0
                                                                 -----------
    Telecommunications -- 0.0%
     GT Group Telecom, Inc.* Expires 2/1/10(2)...         150              2
     Leap Wireless International, Inc. Expires
       4/15/10...................................         500              5
     Leap Wireless International, Inc. Expires
       4/15/10...................................         350            350
     Occidente Y Caribe Expires 3/15/04(2).......       7,250              0
                                                                 -----------
                                                                         357
                                                                 -----------
    Total Warrants
       (cost $10,030)............................                        732
                                                                 -----------
    Total Investment Securities -- 94.2%
       (cost $82,823,579)........................                 87,214,022
                                                                 -----------
    SHORT-TERM SECURITIES -- 1.7%
    Time Deposits -- 1.0%
     Euro Time Deposit with State Street Bank &
       Trust Co. 0.50% due 10/01/03
       (cost $872,000)...........................         872        872,000
                                                                 -----------
    Registered Investment Companies --0.7%
     State Street Navigator Securities Lending
       Prime Portfolio...........................         625        625,000
                                                                 -----------
    Total Short-Term Investments
       (cost $1,497,000).........................                  1,497,000
                                                                 -----------
    REPURCHASE AGREEMENT -- 1.8%
     State Street Repurchase Agreement
       (Note 3) (cost $1,665,000)................       1,665      1,665,000
                                                                 -----------

                                                                 Value
                    Security Description                        (Note 3)
        ---------------------------------------------------------------
        TOTAL INVESTMENTS
           (cost $85,985,579#).......................  97.7%    90,376,022
        Other assets less liabilities................   2.3      2,179,259
                                                      -----    -----------
        NET ASSETS --                                 100.0%   $92,555,281
                                                      =====    ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value is $7,029,371 which represents 7.60% of net assets.
**   In United States dollars unless otherwise indicated
AUD -- Australian Dollar
CAD -- Canadian Dollar
EUR -- Euro
GBP -- United Kingdom Pound
SEK -- Swedish Krona
IO   Interest only securities
+    Non-income producing security
#    See Note 6
(1)  Bond in default.
(2)  Fair valued security; see Note 3.
(3) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(5) Variable rate security -- the rate reflected is as of September 30, 2003; maturity date reflects next reset date.
(6) PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash.
(7) Company has filed Ch. 11 Bankruptcy, but is continuing to make interest payments.
(8)  Illiquid security
(9) To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. This restricted security is valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2003, the Strategic Bond Fund held the following restricted securities:

                                                                  Value
                                                                   as a
                                                                   % of
                         Acquisition           Acquisition Market  Net
        Name                Date     Share/Par    Cost     Value  Assets
        ----             ----------- --------- ----------- ------ ------
        Rent-Way, Inc.,
         Preferred Stock 05/29/2003      3       25,000    25,000  0.02%

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

Allocation of investment by country as a percentage of net assets as of September 30, 2003

                              United States 69.2%
                              Brazil.......  5.4
                              Russia.......  5.3
                              Mexico.......  3.5
                              Canada.......  3.0
                              Mexico.......  1.9
                              Spain........  1.1
                              Colombia.....  0.9
                              Germany......  0.9
                              Turkey.......  0.9
                              Venezuela....  0.9
                              Peru.........  0.7
                              Australia....  0.5
                              Panama.......  0.5
                              Ecuador......  0.5
                              Greece.......  0.4
                              Sweden.......  0.4
                              Bulgaria.....  0.4
                              Italy........  0.3
                              Philippines..  0.3
                                            ----
                                            97.0%
                                            ====

Open Forward Foreign Currency Contracts

                                                           Gross
                 Contract            In       Delivery   Unrealized
                to Deliver      Exchange For    Date    Appreciation
            --------------------------------
            *** USD 426,984 AUD   670,000    11/07/2003   $26,971
                                                          -------
                    Net Unrealized Appreciation........   $26,971
                                                          =======

                                                                 Gross
                 Contract               In         Delivery    Unrealized
                to Deliver         Exchange For      Date     Depreciation
           --------------------------------------
           *** AUD   670,000 USD     429,604      11/07/2003    $(24,352)
               CAD 1,100,000 USD     778,128      11/07/2003     (34,957)
               SEK 3,210,000 USD     387,368      11/07/2003     (26,154)
                                                                --------
                   Net Unrealized Depreciation...............   $(85,463)
                                                                ========
                   Net Unrealized Appreciation (Depreciation)   $(58,492)
                                                                ========

--------
*** Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.
AUD -- Australian Dollar
CAD -- Canadian Dollar
SEK -- Swedish Krona
USD -- United States Dollar
See Notes to Financial Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)

                                               Principal
                                                 Amount       Value
                Security Description         (in thousands)  (Note 3)
         ------------------------------------------------------------
         BONDS & NOTES -- 82.4%
         Aerospace & Military Technology -- 0.1%
           Condor Systems, Inc.
            Guaranteed Sr. Sub. Notes,
            Series B
            11.88% due 5/01/09(1)...........     $  500     $  135,000
           DeCrane Aircraft Holdings
            Guaranteed Sr. Sub. Notes,
            Series B
            12.00% due 9/30/08..............        500        235,000
                                                            ----------
                                                               370,000
                                                            ----------
         Apparel & Textiles -- 0.1%
           Warnaco, Inc.
            Sr. Notes
            8.88% due 6/15/13*..............        350        375,375
                                                            ----------
         Automotive -- 1.5%
           Dana Corp.
            Notes
            9.00% due 8/15/11...............      1,200      1,314,000
           Diamond Triumph Auto Glass, Inc.
            Guaranteed Sr. Sub. Notes
            9.25% due 4/01/08...............        695        618,550
           Eagle-Picher, Inc.
            Sr. Notes
            9.75% due 9/01/13*..............        850        892,500
           Goodyear Tire & Rubber Co.
            Notes
            7.86% due 8/15/11...............        775        651,000
           Pep Boys Manny Moe & Jack
            Notes
            6.92% due 7/07/06...............        850        862,750
                                                            ----------
                                                             4,338,800
                                                            ----------
         Broadcasting & Media -- 8.3%
           AMC Entertainment, Inc.
            Sr. Sub. Notes
            9.88% due 2/01/12...............      1,025      1,117,250
           American Lawyer Media, Inc.
            Sr. Sub. Notes Series B
            9.75% due 12/15/07..............        525        490,875
           Charter Communications
            Holdings, LLC
            Sr. Sub. Notes
            9.63% due 11/15/09..............      4,850      3,746,625
           Charter Communications
            Holdings, LLC
            Sr. Sub. Disc. Notes
            9.92% due 4/01/11(2)............      2,550      1,804,125

                                               Principal
                                                 Amount       Value
                Security Description         (in thousands)  (Note 3)
          -----------------------------------------------------------

          Broadcasting & Media (continued)
            Charter Communications
             Holdings, LLC
             Sr. Notes
             10.00% due 5/15/11.............     $  450     $  343,125
            Charter Communications
             Holdings, LLC
             Sr. Sub. Notes
             10.25% due 1/15/10.............        375        292,500
            Charter Communications
             Holdings, LLC
             Sr. Sub. Notes
             10.75% due 10/01/09............      2,075      1,696,313
            Charter Communications
             Holdings, LLC
             Sr. Sub. Notes
             11.13% due 1/15/11.............      2,775      2,268,562
            Charter Communications
             Holdings, LLC
             Sr. Sub. Disc. Notes
             11.75% due 1/15/10(2)..........        300        211,500
            Charter Communications
             Holdings, LLC
             Sr. Sub. Disc. Notes
             12.13% due 1/15/12(2)..........         50         25,750
            CSC Holdings, Inc.
             Sr. Debentures
             7.63% due 7/15/18..............        150        144,000
            CSC Holdings, Inc.
             Sr. Debentures
             7.88% due 2/15/18..............      1,650      1,608,750
            CSC Holdings, Inc.
             Guaranteed Sr. Sub. Debentures
             10.50% due 5/15/16.............      2,250      2,475,000
            Emmis Communications Corp.
             Sr. Disc. Notes
             12.50% due 3/15/11(2)..........      1,050        934,500
            Granite Broadcasting Corp.
             Sr. Sub. Notes
             8.88% due 5/15/08..............        865        831,481
            Granite Broadcasting Corp.
             Sr. Sub. Notes
             9.38% due 12/01/05.............         20         19,425
            Granite Broadcasting Corp.
             Sr. Sub. Notes
             10.38% due 5/15/05.............        750        738,750
            Haights Cross Operating Co.
             Sr. Notes
             11.75% due 8/15/11*............        400        410,000

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)
---------------------------------------
                                       -----------------------------------------

                                               Principal
                                                 Amount       Value
               Security Description          (in thousands)  (Note 3)
        --------------------------------------------------------------
        BONDS & NOTES (continued)
        Broadcasting & Media (continued)
          Paxson Communications Corp.
           Guaranteed Sr. Sub. Disc. Notes
           12.25% due 1/15/09(2)............     $  100     $    79,250
          Rogers Cable, Inc.
           Bonds
           8.75% due 5/01/32................        450         495,000
          Rogers Cablesystems, Ltd.
           Guaranteed Sr. Sub. Notes
           11.00% due 12/01/15..............      1,250       1,415,625
          Salem Communications
           Holding Corp.
           Guaranteed Sr. Sub. Notes,
           Series B
           9.00% due 7/01/11................        375         403,594
          Susquehanna Media Co.
           Sr. Sub. Notes
           7.38% due 4/15/13................        525         543,375
          Young Broadcasting, Inc.
           Guaranteed Sr. Sub. Notes,
           Series B
           9.00% due 1/15/06................      1,200       1,206,000
                                                            -----------
                                                             23,301,375
                                                            -----------
        Business Services -- 1.9%
          Allied Waste North America, Inc.
           Sr. Notes
           7.88% due 4/15/13................      2,625       2,749,688
          Mobile Mini, Inc.
           Sr. Notes
           9.50% due 7/01/13*...............        575         615,250
          Monitronics International, Inc.
           Sr. Sub. Notes
           11.75% due 9/01/10*..............      1,200       1,203,000
          National Equipment Services, Inc.
           Guaranteed Sr. Sub. Notes,
           Series D
           10.00% due 11/30/04(1)...........      2,240         896,000
                                                            -----------
                                                              5,463,938
                                                            -----------
        Chemicals -- 2.3%
          Equistar Chemicals, LP
           Sr. Notes
           10.63% due 5/01/11*..............      1,225       1,212,750
          Freeport McMoRan Resources
           Sr. Notes
           7.00% due 2/15/08................        725         500,250
          Huntsman International, LLC
           Guaranteed Sr. Notes
           9.88% due 3/01/09................      1,405       1,475,250

                                                Principal
                                                  Amount       Value
                Security Description          (in thousands)  (Note 3)
        --------------------------------------------------------------

        Chemicals (continued)
          Huntsman, LLC
           Sr. Secured Notes
           11.63% due 10/15/10*..............     $  725     $  706,875
          IMC Global, Inc.
           Guaranteed Sr. Notes, Series B
           11.25% due 6/01/11(6).............        450        468,000
          Methanex Corp.
           Sr. Notes
           8.75% due 8/15/12.................        450        483,750
          Rockwood Specialties Group, Inc.
           Sr. Sub. Notes
           10.63% due 5/15/11*...............        725        772,125
          Royster Clark, Inc.
           1st Mtg. Notes
           10.25% due 4/01/09................        300        239,250
          Westlake Chemical Corp.
           Sr. Notes
           8.75% due 7/15/11*................        725        752,187
                                                             ----------
                                                              6,610,437
                                                             ----------
        Communication Equipment  -- 1.4%
          American Tower Escrow Corp.
           Disc. Notes
           zero coupon due 8/01/08(3)........      2,175      1,446,375
          Nortel Networks, Ltd.
           Sr. Notes
           6.13% due 2/15/06.................      1,000      1,005,000
          Rural Cellular Corp.
           Sr. Sub. Notes
           9.63% due 5/15/08.................        925        841,750
          Rural Cellular Corp.
           Sr. Sub. Notes
           9.75% due 1/15/10.................        700        637,000
                                                             ----------
                                                              3,930,125
                                                             ----------
        Computer Software -- 0.2%
          DigitalNet, Inc.
           Sr. Notes
           9.00% due 7/15/10*................         75         79,500
          Pioneer-Standard Electronics, Inc.
           Sr. Notes
           9.50% due 8/01/06.................        425        440,938
                                                             ----------
                                                                520,438
                                                             ----------
        Computers & Business Equipment -- 0.9%
          Seagate Technology HDD
           Holdings
           Guaranteed Sr. Notes
           8.00% due 5/15/09.................        300        330,750

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)
---------------------------------------
                                       -----------------------------------------

                                                Principal
                                                  Amount       Value
                Security Description          (in thousands)  (Note 3)
         -------------------------------------------------------------
         BONDS & NOTES (continued)
         Computers & Business Equipment (continued)
           Xerox Capital Trust I
            Guaranteed Capital
            8.00% due 2/01/27................     $  550     $  464,750
           Xerox Corp.
            Sr. Notes
            7.13% due 6/15/10................        375        372,188
           Xerox Corp.
            Notes
            7.20% due 4/01/16................        375        350,625
           Xerox Corp.
            Sr. Notes
            7.63% due 6/15/13................        925        912,281
                                                             ----------
                                                              2,430,594
                                                             ----------
         Conglomerate -- 1.6%
           Jacuzzi Brands, Inc.
            Sr. Secured Notes
            9.63% due 7/01/10*...............        500        518,750
           Park-Ohio Industries, Inc.
            Sr. Sub. Notes
            9.25% due 12/01/07...............        585        552,825
           Prestolite Electric, Inc.
            Guaranteed Sr. Notes
            9.63% due 2/01/08................        825        808,500
           Tyco International Group SA
            Guaranteed Sr. Notes
            6.75% due 2/15/11(6).............      1,675      1,767,125
           Tyco International Group SA
            Guaranteed Notes
            6.88% due 1/15/29................        800        792,000
                                                             ----------
                                                              4,439,200
                                                             ----------
         Education -- 0.2%
           KinderCare Learning Centers, Inc.
            Sr. Sub. Notes, Series B
            9.50% due 2/15/09................        475        477,375
                                                             ----------
         Electronics -- 0.6%
           Amkor Technology, Inc.
            Sr. Notes
            7.75% due 5/15/13*...............        125        125,625
           Amkor Technology, Inc.
            Sr. Sub. Notes
            9.25% due 2/15/08................        800        864,000
           ON Semiconductor Corp.
            Guaranteed Sr. Secured Notes
            12.00% due 3/15/10...............        650        762,125
                                                             ----------
                                                              1,751,750
                                                             ----------

                                              Principal
                                                Amount       Value
                Security Description        (in thousands)  (Note 3)
          ----------------------------------------------------------

          Energy Services -- 1.0%
            Hanover Equipment Trust
             Sr. Sec. Notes
             8.50% due 9/01/08.............     $1,000     $1,030,000
            Oslo Seismic Services, Inc.
             1st Mtg. Notes
             8.28% due 6/01/11.............      1,135        990,187
            Universal Compression, Inc.
             Sr. Notes
             7.25% due 5/15/10.............        700        721,000
                                                           ----------
                                                            2,741,187
                                                           ----------
          Energy Sources -- 5.9%
            Chesapeake Energy Corp.
             Sr. Notes
             7.50% due 9/15/13*............        325        341,250
            Chesapeake Energy Corp.
             Guaranteed Sr. Notes
             7.75% due 1/15/15.............        350        369,250
            Chesapeake Energy Corp.
             Guaranteed Sr. Notes
             9.00% due 8/15/12.............        175        196,875
            CITGO Petroleum Corp.
             Sr. Notes
             11.38% due 2/01/11*...........      1,475      1,666,750
            Colorado Interstate Gas Co.
             Sr. Debentures
             6.85% due 6/15/37.............      1,000        995,000
            El Paso Production Holding Co.
             Sr. Notes
             7.75% due 6/01/13*............      1,675      1,591,250
            Encore Acquisition Co.
             Guaranteed Sr. Notes
             8.38% due 6/15/12.............      1,050      1,102,500
            Forest Oil Corp.
             Guaranteed Sr. Notes
             7.75% due 5/01/14.............        775        806,000
            Frontier Escrow Corp.
             Sr. Notes
             8.00% due 4/15/13*............        725        735,875
            Frontier Oil Corp.
             Sr. Notes
             9.13% due 2/15/06.............         60         61,800
            Frontier Oil Corp.
             Sr. Sub. Notes
             11.75% due 11/15/09...........        545        615,850
            KCS Energy, Inc.
             Guaranteed Sr. Sub. Notes
             8.88% due 1/15/06.............      1,200      1,182,000

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                Principal
                                                  Amount       Value
                Security Description          (in thousands)  (Note 3)
        ---------------------------------------------------------------
        BONDS & NOTES (continued)
        Energy Sources (continued)
          Leviathan Gas Pipeline Partner LP/
           Leviathan Finance Corp.
           Guaranteed Sr. Sub. Notes,
           Series B
           10.38% due 6/01/09................     $  660     $   749,100
          Mission Energy Holding Co.
           Sr. Secured Notes
           13.50% due 7/15/08................      1,000         660,000
          Roseton Danskammer
           Pass-Thru Certificates, Series A
           7.27% due 11/08/10................      2,700       2,524,500
          Roseton Danskammer
           2001 Series B
           Pass-Thru Certificates
           7.67% due 11/08/16................      1,125         956,250
          Southern Natural Gas Co.
           Sr. Notes
           8.88% due 3/15/10.................        725         775,750
          Tesoro Petroleum Corp.
           Sr. Secured Notes
           8.00% due 4/15/08.................        275         281,875
          Westport Resources Corp.
           Guaranteed Sr. Sub. Notes
           8.25% due 11/01/11*...............      1,050       1,147,125
                                                             -----------
                                                              16,759,000
                                                             -----------
        Entertainment Products -- 0.4%
          Steinway Musical Instruments, Inc.
           Guaranteed Sr. Notes
           8.75% due 4/15/11.................      1,150       1,178,750
                                                             -----------
        Financial Services -- 14.7%
          AmeriCredit Corp.
           Guaranteed Sr. Notes
           9.88% due 4/15/06.................        275         272,250
          Athena Neurosciences Finance, LLC
           Guaranteed Sr. Notes
           7.25% due 2/21/08.................      3,550       2,875,500
          Bear Island Paper Co., LLC
           Sr. Secured Notes, Series B
           10.00% due 12/01/07...............      1,600       1,328,000
          Bluewater Finance, Ltd.
           Guaranteed Sr. Notes
           10.25% due 2/15/12................      1,075       1,091,125
          ChipPac International Co., Ltd.
           Guaranteed Sr. Sub. Notes,
           Series B
           12.75% due 8/01/09................        200         223,000

                                                 Principal
                                                   Amount       Value
                Security Description           (in thousands)  (Note 3)
        ---------------------------------------------------------------

        Financial Services (continued)
          Chukchansi Economic
           Development Authority
           Sr. Notes
           14.50% due 6/15/09*................     $2,200     $2,700,500
          Eircom Funding
           Sr. Sub. Notes
           8.25% due 8/15/13*.................      1,025      1,101,875
          ESI Tractebel Acquisition Corp.
           Guaranteed Secured Bonds,
           Series B
           7.99% due 12/30/11.................        835        829,781
          Hilcorp Energy I LP/Hilcorp
           Finance Co.
           Sr. Notes
           10.50% due 9/01/10*................        825        876,562
          Huntsman Advanced Materials, LLC
           Sr. Secured Notes
           11.00% due 7/15/10*................        600        624,000
          IOS Capital, LLC
           Sr. Notes
           7.25% due 6/30/08..................        675        654,750
          Jet Equipment Trust
           Sr. Notes, Series 1995, Class A
           8.24% due 11/01/12*................      1,344        584,566
          JP Morgan High Yield Debt Index 100
           Notes
           8.00% due 6/20/08*.................      9,826      9,973,136
          LaBranche & Co., Inc.
           Sr. Sub. Notes
           12.00% due 3/02/07.................        425        480,250
          Madison River Capital, LLC/ Madison
           River Finance Corp.
           Sr. Notes, Series B
           13.25% due 3/01/10.................      2,375      2,493,750
          Nexstar Finance Holdings, LLC
           Guaranteed Sr. Disc. Notes
           11.38% due 4/01/13(2)..............      1,725      1,207,500
          Nexstar Finance Holdings, LLC
           Guaranteed Sr. Disc. Notes
           16.00% due 5/15/09(2)..............        775        698,469
          Nexstar Finance, LLC
           Guaranteed Sr. Sub. Notes
           12.00% due 4/01/08.................        100        112,000
          PCA, LLC
           Guaranteed Sr. Notes
           11.88% due 8/01/09.................        800        872,000
          PDVSA Finance, Ltd.
           Bonds
           6.80% due 11/15/08.................      1,425      1,275,375

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                               Principal
                                                 Amount       Value
                Security Description         (in thousands)  (Note 3)
         -------------------------------------------------------------
         BONDS & NOTES (continued)
         Financial Services (continued)
           PDVSA Finance, Ltd.
            Notes
            8.50% due 11/16/12..............     $  825     $   730,125
           PX Escrow Corp.
            Sr. Sub. Disc. Notes
            9.63% due 2/01/06(2)............        725         537,406
           Qwest Capital Funding, Inc.
            Guaranteed Notes
            7.00% due 8/03/09...............        400         357,000
           Qwest Capital Funding, Inc.
            Guaranteed Notes
            7.25% due 2/15/11...............      1,700       1,513,000
           Qwest Capital Funding, Inc.
            Guaranteed Notes
            7.63% due 8/03/21...............      1,450       1,247,000
           Qwest Capital Funding, Inc.
            Notes
            7.75% due 2/15/31...............        625         531,250
           Qwest Capital Funding, Inc.
            Guaranteed Notes
            7.90% due 8/15/10...............      2,800       2,548,000
           Terra Capital, Inc.
            Guaranteed Sr. Secured Notes
            11.50% due 6/01/10..............      1,050         966,000
           Terra Capital, Inc.
            Guaranteed Sr. Secured Notes
            12.88% due 10/15/08.............      1,125       1,243,125
           US West Capital Funding, Inc.
            Guaranteed Notes
            6.88% due 7/15/28...............        900         711,000
           Worldspan LP/ WS Financing Corp.
            Sr. Notes
            9.63% due 6/15/11*..............        625         654,688
                                                            -----------
                                                             41,312,983
                                                            -----------
         Food, Beverage & Tobacco -- 1.0%
           Del Monte Corp.
            Sr. Sub. Notes
            8.63% due 12/15/12*.............        450         491,625
           Doane Pet Care Co.
            Sr. Sub. Notes
            9.75% due 5/15/07...............        525         498,750
           Doane Pet Care Co.
            Guaranteed Sr. Notes
            10.75% due 3/01/10..............        500         550,000
           Fleming Cos., Inc.
            Guaranteed Sr. Sub. Notes,
            Series D
            10.63% due 7/31/07(1)...........      1,050             105

                                                Principal
                                                  Amount       Value
                 Security Description         (in thousands)  (Note 3)
         --------------------------------------------------------------

         Food, Beverage & Tobacco (continued)
           Seminis, Inc.
            Sr. Sub. Notes
            10.25% due 10/01/13*.............     $  225     $  240,188
           Smithfield Foods, Inc.
            Sr. Notes
            7.75% due 5/15/13*...............        725        777,562
           Smithfield Foods, Inc.
            Sr. Notes, Series B
            8.00% due 10/15/09...............        275        299,750
                                                             ----------
                                                              2,857,980
                                                             ----------
         Forest Products -- 3.4%
           Constar International, Inc.
            Sr. Sub. Notes
            11.00% due 12/01/12..............        475        399,000
           Crown Cork & Seal Co., Inc.
            Notes
            8.00% due 4/15/23................        650        529,750
           Crown Cork & Seal Co., Inc.
            Notes
            8.38% due 1/15/05................      3,375      3,442,500
           Georgia Pacific Corp.
            Sr. Notes
            7.38% due 7/15/08*...............      2,175      2,242,969
           Georgia Pacific Corp.
            Debenture
            7.75% due 11/15/29...............      1,800      1,631,250
           Georgia Pacific Corp.
            9.13% due 7/01/22................        825        816,750
           Speciality Paperboard, Inc.
            Sr. Notes
            9.38% due 10/15/06...............        775        519,250
                                                             ----------
                                                              9,581,469
                                                             ----------
         Health Services -- 3.0%
           HCA, Inc.
            Sr. Notes
            6.95% due 5/01/12................      1,250      1,326,060
           HEALTHSOUTH Corp.
            Notes
            7.63% due 6/01/12................        925        795,500
           HEALTHSOUTH Corp.
            Sr. Notes
            8.38% due 10/01/11...............      1,625      1,397,500
           HEALTHSOUTH Corp.
            Sr. Sub. Notes
            10.75% due 10/01/08..............        650        568,750

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                Principal
                                                  Amount       Value
                Security Description          (in thousands)  (Note 3)
        --------------------------------------------------------------
        BONDS & NOTES (continued)
        Health Services (continued)
          IASIS Healthcare Corp.
           Guaranteed Sr. Sub. Notes
           13.00% due 10/15/09...............     $1,070     $1,201,075
          Psychiatric Solutions, Inc.
           Sr. Sub. Notes
           10.63% due 6/15/13*...............        875        955,937
          Tenet Healthcare Corp.
           Sr. Notes
           6.50% due 6/01/12.................        300        286,500
          Tenet Healthcare Corp.
           Notes
           7.38% due 2/01/13.................        575        579,313
          Universal Hospital Services, Inc.
           Sr. Notes
           10.25% due 3/01/08................      1,250      1,300,000
                                                             ----------
                                                              8,410,635
                                                             ----------
        Insurance -- 0.8%
          Crum & Forster Holdings Corp.
           Sr. Notes
           10.38% due 6/15/13*...............      1,525      1,658,438
          LNR Property Corp.
           Sr. Sub. Notes
           7.63% due 7/15/13*................        500        515,000
                                                             ----------
                                                              2,173,438
                                                             ----------
        Leisure & Tourism -- 6.1%
          American Airlines, Inc.
           Pass-Thru Certificates,
           Series 2001-2, Class C
           7.80% due 10/01/06................        950        700,146
          Atlas Air, Inc.
           Pass-Thru Series 1999 1 Class A 2
           6.88% due 1/02/11.................        800        740,487
          Atlas Air, Inc.
           Pass-Thru Certificates
           Series 1999 Class A 1
           7.20% due 1/02/19.................        887        830,462
          Atlas Air, Inc.
           Pass-Thru Certificates,
           Series 1998, Class C
           8.01% due 1/02/10(4)..............        796        126,189
          Atlas Air, Inc.
           Pass-Thru Certificates,
           Series 1999-1, Class C
           8.77% due 1/02/11(4)..............        462         72,335

                                              Principal
                                                Amount       Value
                Security Description        (in thousands)  (Note 3)
          ----------------------------------------------------------

          Leisure & Tourism (continued)
            Atlas Air, Inc.
             Pass-Thru Certificates,
             Series 2000-1, Class C
             9.70% due 1/02/08(4)..........     $  101     $   16,297
            Continental Airlines, Inc.
             Pass-Thru Certificates,
             Series 1999-1, Class C
             6.95% due 8/02/09.............        886        675,606
            Continental Airlines, Inc.
             Pass-Thru Certificates,
             Series 1999-2, Class C1
             7.73% due 3/15/11.............        351        247,813
            Courtyard by Marriott II
             Sr. Secured Notes, Series B
             10.75% due 2/01/08............      1,000        993,750
            Delta Air Lines, Inc.
             Pass-Thru Certificates,
             Series 2002-1, Class C
             7.78% due 1/02/12.............      1,083        889,861
            Hard Rock Hotel, Inc.
             Notes
             8.88% due 6/01/13*............        575        605,906
            Hollywood Casino Shreveport/
             Shreveport Capital Corp.
             1st Mtg. Notes
             13.00% due 8/01/06(1).........      2,311      1,689,919
            John Q Hammons Hotels LP
             1st Sr. Mtg. Notes, Series B
             8.88% due 5/15/12.............        500        541,250
            Mandalay Resort Group
             Sr. Sub. Notes, Series B
             10.25% due 8/01/07............      1,125      1,293,750
            MGM Mirage, Inc.
             Guaranteed Sr. Notes
             8.50% due 9/15/10.............      1,525      1,715,625
            Northwest Airlines, Inc.
             Guaranteed Sr. Notes
             7.63% due 3/15/05.............        630        552,825
            Park Place Entertainment Corp.
             Sr. Sub. Notes
             9.38% due 2/15/07.............        700        773,500
            Prime Hospitality Corp.
             Sr. Sub. Notes, Series B
             8.38% due 5/01/12.............        350        344,750
            Riviera Holdings Corp.
             Guaranteed Sr. Notes
             11.00% due 6/15/10............      1,000        991,250

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                              Principal
                                                Amount       Value
                Security Description        (in thousands)  (Note 3)
          -----------------------------------------------------------
          BONDS & NOTES (continued)
          Leisure & Tourism (continued)
            Six Flags, Inc.
             Sr. Notes
             8.88% due 2/01/10.............     $  200     $   183,500
            United AirLines, Inc.
             2000 1 Pass-Thru Certificates
             Class A 2
             7.73% due 7/01/10(1)..........        500         390,275
            United AirLines, Inc.
             Series 2000 1 Certificates
             Class A 1
             7.78% due 1/01/14(1)..........        465         360,869
            Vail Resorts, Inc.
             Guaranteed Sr. Sub. Notes
             8.75% due 5/15/09.............        450         473,062
            Waterford Gaming, LLC
             Sr. Notes
             8.63% due 9/15/12*............      1,160       1,212,200
            Wynn Las Vegas, LLC
             2nd Mtg. Notes
             12.00% due 11/01/10...........        750         855,000
                                                           -----------
                                                            17,276,627
                                                           -----------
          Machinery -- 0.6%
            Anthony Crane Rental LP
             Guaranteed Sr. Secured Notes
             9.38% due 2/01/08(4)(5).......      1,187          28,185
            Briggs & Stratton Corp.
             Guaranteed Sr. Notes
             8.88% due 3/15/11.............        550         616,000
            Dresser, Inc.
             Guaranteed Sr. Sub. Notes
             9.38% due 4/15/11.............        500         525,000
            Terex Corp.
             Guaranteed Sr. Sub. Notes
             9.25% due 7/15/11.............        100         109,500
            Terex Corp.
             Guaranteed Sr. Sub. Notes,
             Series B
             10.38% due 4/01/11............        180         201,600
            Venture Holdings Co., LLC
             Guaranteed Sr. Sub. Notes
             11.00% due 6/01/07(1).........        550         104,500
                                                           -----------
                                                             1,584,785
                                                           -----------
          Metals & Mining -- 1.0%
            CSN Islands VII Corp.
             Guaranteed Notes
             10.75% due 9/12/08*...........        475         479,750
            MMI Products, Inc.
             Sr. Sub. Notes, Series B
             11.25% due 4/15/07............        775         449,500

                                                Principal
                                                  Amount       Value
                Security Description          (in thousands)  (Note 3)
        ---------------------------------------------------------------

        Metals & Mining (continued)
          National Steel Corp.
           1st Mtg., Series D
           9.88% due 3/01/09(1)..............     $   46     $    3,214
          Owens Brockway Glass Container
           Guaranteed Sr. Secured Notes
           7.75% due 5/15/11.................      1,025      1,060,875
          Owens Brockway Glass Container
           Sr. Secured Notes
           8.75% due 11/15/12................        225        241,313
          Renco Metals, Inc.
           Guaranteed Sr. Notes
           11.50% due 7/01/49(1)(4)..........      2,150              0
          Ryerson Tull, Inc.
           Notes
           9.13% due 7/15/06.................        525        517,125
          WCI Steel, Inc.
           Sr. Secured Notes, Series B
           10.00% due 12/01/04(1)............        330         99,000
                                                             ----------
                                                              2,850,777
                                                             ----------
        Real Estate Investment Trusts -- 1.1%
          National Health Investors, Inc.
           Notes
           7.30% due 7/16/07.................      1,120      1,108,800
          RFS Partnership LP
           Guaranteed Sr. Notes
           9.75% due 3/01/12.................        350        364,000
          Senior Housing Properties Trust
           Sr. Notes
           7.88% due 4/15/15.................        225        236,250
          Senior Housing Properties Trust
           Sr. Notes
           8.63% due 1/15/12.................      1,300      1,410,500
                                                             ----------
                                                              3,119,550
                                                             ----------
        Restaurants -- 0.3%
          Tricon Global Restaurants, Inc.
           Sr. Notes
           8.88% due 4/15/11(6)..............        800        932,000
                                                             ----------
        Retail Stores -- 3.5%
          Armstrong World Industries, Inc.
           Sr. Notes
           6.35% due 8/15/49(1)..............        200        100,000
          Armstrong World Industries, Inc.
           Sr. Notes
           6.50% due 8/15/05(1)..............        825        433,125
          Armstrong World Industries, Inc.
           Debentures
           9.75% due 4/15/08(1)..............        670        351,750

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                 Principal
                                                   Amount       Value
                Security Description           (in thousands)  (Note 3)
       ----------------------------------------------------------------
       BONDS & NOTES (continued)
       Retail Stores (continued)
         Big 5 Corp.
          Sr. Notes, Series B
          10.88% due 11/15/07.................     $  490     $  515,113
         Collins & Aikman Floor Cover
          Guaranteed Sr. Sub. Notes
          9.75% due 2/15/10...................        450        474,750
         J.C. Penney Co., Inc.
          Notes
          6.88% due 10/15/15..................      1,800      1,773,000
         Oakwood Homes Corp.
          Sr. Notes
          7.88% due 3/01/04(1)................        925        333,000
         Rent-A-Center, Inc.
          Guaranteed Sr. Sub. Notes, Series B
          7.50% due 5/01/10...................        975      1,024,969
         Rent-Way, Inc.
          Sr. Sec. Notes
          11.88% due 6/15/10*.................        875        912,187
         Rite Aid Corp.
          Sr. Debentures
          7.70% due 2/15/27...................      1,125        973,125
         Rite Aid Corp.
          Guaranteed Sr. Notes
          8.13% due 5/01/10*..................        450        479,250
         Rite Aid Corp.
          Sr. 2nd Notes
          9.50% due 2/15/11...................        100        113,000
         Saks, Inc.
          Guaranteed Notes
          9.88% due 10/01/11..................        725        855,500
         Salton, Inc.
          Sr. Sub. Notes
          10.75% due 12/15/05.................        185        181,763
         Salton, Inc.
          Sr. Sub. Notes
          12.25% due 4/15/08..................        280        273,700
         Service Corp. International
          Notes
          7.70% due 4/15/09...................        975        996,937
                                                              ----------
                                                               9,791,169
                                                              ----------
       Telecommunications -- 10.8%
         AirGate PCS, Inc.
          Sr. Sub. Disc. Notes
          13.50% due 10/01/09(2)..............      4,550      3,480,750
         Alamosa PCS Holdings, Inc.
          Guaranteed Sr. Disc. Notes
          12.88% due 2/15/10(2)...............      4,800      3,792,000

                                                Principal
                                                  Amount       Value
                Security Description          (in thousands)  (Note 3)
         -------------------------------------------------------------

         Telecommunications (continued)
           Alaska Communications
            Holdings, Inc.
            Guaranteed Sr. Sub. Notes
            9.38% due 5/15/09................     $  975     $  916,500
           Centennial Cellular Operating Co.
            Sr. Sub. Notes
            10.75% due 12/15/08..............        175        173,688
           Centennial Communications
            Cellular Operating Co.
            Sr. Notes
            10.13% due 6/15/13*..............        250        257,500
           FairPoint Communications Inc.
            Sr. Sub. Notes
            12.50% due 5/01/10...............        175        186,375
           GCI, Inc.
            Sr. Notes
            9.75% due 8/01/07................        450        455,625
           Horizon PCS, Inc.
            Guaranteed Sr. Notes
            13.75% due 6/15/11(1)............      2,775        693,750
           iPCS, Inc.
            Sr. Disc. Notes
            14.00% due 7/15/10(1)............      1,400        154,000
           LCI International, Inc.
            Sr. Notes
            7.25% due 6/15/07................      2,300      1,840,000
           MJD Communications, Inc.
            Sr. Sub. Notes, Series B
            9.50% due 5/01/08................      3,025      2,934,250
           Nextel Communications, Inc.
            Sr. Notes
            7.38% due 8/01/15................      2,300      2,323,000
           Nextel Communications, Inc.
            Sr. Notes
            9.38% due 11/15/09...............        600        651,000
           Nextel Communications, Inc.
            Sr. Notes
            9.95% due 8/15/08................      1,450      1,524,312
           PanAmSat Corp.
            Notes
            6.38% due 1/15/08................        575        593,687
           PanAmSat Corp.
            Guaranteed Sr. Notes
            8.50% due 2/01/12................        450        471,375
           Pegasus Satellite
            Communications, Inc.
            Sr. Notes
            11.25% due 1/15/10*..............      2,750      2,172,500

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                               Principal
                                                 Amount       Value
               Security Description          (in thousands)  (Note 3)
        --------------------------------------------------------------
        BONDS & NOTES (continued)
        Telecommunications (continued)
          Qwest Corp.
           Notes
           8.88% due 3/15/12*...............     $  175     $   194,250
          Rogers Wireless
           Communications, Inc.
           Sr. Secured Notes
           9.63% due 5/01/11................        400         460,000
          US Unwired, Inc.
           Guaranteed Sr. Sub. Disc.
           Notes, Series B
           zero coupon due 11/01/09(2)......      3,475       2,536,750
          US West Communications, Inc.
           Debentures
           6.88% due 9/15/33................      3,575       3,146,000
          US West Communications, Inc.
           Secured Debentures
           7.50% due 6/15/23................        100          93,500
          Western Wireless Corp.
           Sr. Notes
           9.25% due 7/15/13*...............      1,300       1,326,000
                                                            -----------
                                                             30,376,812
                                                            -----------
        Transportation -- 0.1%
          Petroleum Helicopters, Inc.
           Guaranteed Sr. Notes, Series B
           9.38% due 5/01/09................        275         299,750
                                                            -----------
        Utilities -- 9.6%
          AES Corp.
           Sr. Secured Notes
           8.75% due 5/15/13*...............      2,395       2,514,750
          AES Drax Energy, Ltd.
           Guaranteed Sr. Sub. Secured
           Notes, Series B
           11.50% due 8/30/10(1)............      4,460          33,450
          Calpine Corp.
           Sr. Notes
           7.75% due 4/15/09................        200         138,000
          Calpine Corp.
           Sr. Notes
           8.75% due 7/15/07................        700         521,500
          Cincinnati Bell Telephone Company
           Medium Term Notes
           7.18% due 12/15/23...............        375         342,188
          Dynegy Holdings, Inc.
           Sr. Notes
           8.75% due 2/15/12................        775         709,125
          Edison Mission Energy
           Sr. Notes
           7.73% due 6/15/09................        275         224,125

                                                 Principal
                                                   Amount       Value
                Security Description           (in thousands)  (Note 3)
        ---------------------------------------------------------------

        Utilities (continued)
          Edison Mission Energy
           Sr. Notes
           9.88% due 4/15/11..................     $1,225     $1,047,375
          Edison Mission Energy
           Sr. Notes
           10.00% due 8/15/08.................      2,750      2,420,000
          Mirant Americas Generation, LLC
           Sr. Notes
           7.20% due 10/01/08(1)..............      1,525      1,208,562
          Mirant Americas Generation, LLC
           Sr. Notes
           7.63% due 5/01/06(1)...............        525        416,063
          Mirant Americas Generation, LLC
           Sr. Notes
           8.30% due 5/01/11(1)...............      2,525      1,994,750
          Mirant Americas Generation, LLC
           Sr. Notes
           8.50% due 10/01/21(1)..............      1,975      1,560,250
          Mirant Mid Atlantic, LLC
           Pass-Thru Certificates, Series A
           8.63% due 6/30/12(1)...............        819        814,632
          Mirant Mid Atlantic, LLC
           Secured Pass-Thru Certificates
           9.13% due 6/30/17(1)...............        693        679,394
          Pacific Gas & Electric Co.
           Sr. Notes
           10.00% due 11/01/05*...............        500        512,500
          PG& E Corp.
           Sr. Secured Notes
           6.88% due 7/15/08*.................        725        761,250
          Reliant Resources, Inc.
           Sr. Secured Notes
           9.25% due 7/15/10*.................        800        724,000
          Reliant Resources, Inc.
           Sr. Secured Notes
           9.50% due 7/15/13*.................      2,175      1,957,500
          Tiverton/Rumford Power Assoc., Ltd.
           Guaranteed Notes
           9.00% due 7/15/18*.................      1,100        924,000
          Transcontinental Gas
           Pipe Line Corp.
           Sr. Notes
           8.88% due 7/15/12..................      2,225      2,517,031
          Williams Cos., Inc.
           Notes
           7.13% due 9/01/11..................      2,925      2,888,437

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)


                                                 Principal
                                                   Amount        Value
               Security Description            (in thousands)   (Note 3)
     --------------------------------------------------------------------
     BONDS & NOTES (continued)
     Utilities (continued)
       Williams Cos., Inc.
        Sr. Notes
        8.63% due 6/01/10.....................     $1,900     $  2,018,750
                                                              ------------
                                                                26,927,632
                                                              ------------
     Total Bonds & Notes
      (cost $225,903,610).....................                 232,183,951
                                                              ------------
     CONVERTIBLE BONDS -- 0.1%
     Utilities -- 0.1%
       Calpine Corp
        4.00% due 12/26/06
        (cost $255,309).......................        300          274,875
                                                              ------------
     FOREIGN BONDS & NOTES -- 4.4%
     Broadcasting & Media -- 0.7%
       CF Cable TV, Inc.
        Guaranteed Secured Sr. Notes
        9.13% due 7/15/07.....................        400          418,000
       Shaw Communications, Inc.
        Sr. Notes
        7.25% due 4/06/11.....................        475          504,688
       Shaw Communications, Inc.
        Sr. Notes
        8.25% due 4/11/10.....................      1,050        1,157,625
                                                              ------------
                                                                 2,080,313
                                                              ------------
     Forest Products -- 0.2%
       Kappa Beheer BV
        Guaranteed Sr. Sub. Notes
        10.63% due 7/15/09....................        400          430,000
                                                              ------------
     Insurance -- 0.3%
       Fairfax Financial Holdings, Ltd.
        Notes
        8.25% due 10/01/15....................        900          846,000
                                                              ------------
     Metals & Mining -- 0.5%
       Crown European Holdings SA
        Sr. Secured Notes
        10.88% due 3/01/13*...................        800          882,000
       International Utility Structures, Inc.
        Sr. Sub. Notes
        10.75% due 2/01/08(1).................      2,150          473,000
       Russel Metals, Inc.
        Sr. Notes
        10.00% due 6/01/09....................        100          106,500
                                                              ------------
                                                                 1,461,500
                                                              ------------
     Telecommunications -- 0.7%
       Telus Corp.
        Notes 8.00% due 6/01/11...............      1,625        1,897,036
                                                              ------------

                                              Principal
                                               Amount
                                           (in thousands)/   Value
               Security Description            Shares       (Note 3)
         ------------------------------------------------------------

         Utilities -- 2.0%
           Calpine Canada Energy Finance,
            ULC Guaranteed Sr. Notes
            8.50% due 5/01/08.............    $  7,225     $ 5,202,000
           Companhia De Saneamento Basico
            do Estado de Sao Paulo
            Notes
            12.00% due 6/20/08*...........         550         555,500
                                                           -----------
                                                             5,757,500
                                                           -----------
         Total Foreign Bonds & Notes
          (cost $13,884,349)..............                  12,472,349
                                                           -----------
         COMMON STOCK -- 0.5%
         Energy Sources -- 0.0%
           Tri-Union Development
            Corp.(4)(8)...................       1,061              10
           Tribo Petroleum Corp.(4)(8)....       1,800              18
                                                           -----------
                                                                    28
                                                           -----------
         Financial Services -- 0.0%
           Ono Finance, PLC(8)............         500               5
                                                           -----------
         Leisure & Tourism -- 0.0%
           Capital Gaming International,
            Inc.+(4)(8)...................          77               0
                                                           -----------
         Telecommunications -- 0.5%
           Dobson Communications Corp.+...     156,082       1,267,386
                                                           -----------
         Total Common Stock
          (cost $1,307,267)...............                   1,267,419
                                                           -----------
         PREFERRED STOCK -- 1.6%
         Broadcasting & Media -- 0.7%
           CSC Holdings, Inc.
            11.13%........................      13,925       1,460,384
           Granite Broadcasting Corp.
            12.75%........................         375         266,250
           Paxson Communications Corp.
            14.25%(5).....................          30         265,500
                                                           -----------
                                                             1,992,134
                                                           -----------
         Communication Equipment -- 0.7%
           Rural Cellular Corp., Series B
            11.38%(5).....................       1,600       1,304,000
           Rural Cellular Corp.
            12.25%(5).....................         772         494,080
                                                           -----------
                                                             1,798,080
                                                           -----------
         Retail Stores -- 0.0%
           Rent-Way, Inc.(4)(8)(9)........          10         100,000
                                                           -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                            Shares/Warrants/
                                               Principal
                                                 Amount         Value
               Security Description          (in thousands)    (Note 3)
       ------------------------------------------------------------------
       PREFERRED STOCK (continued)
       Telecommunications -- 0.2%
         Dobson Communications Corp.
          6.00%*(4)(8).....................       2,425      $    488,941
                                                             ------------
       Total Preferred Stock
        (cost $3,358,921)..................                     4,379,155
                                                             ------------
       WARRANTS -- 0.0%+
       Broadcasting & Media -- 0.0%
         Knology Holdings, Inc.
          Expires 10/22/07(4)..............       4,500             1,125
         UIH Australia Pacific, Inc.
          Expires 5/15/06*(4)(8)...........       1,000                 0
         XM Satellite Radio, Inc.
          Expires 3/15/10*(8)..............       1,000            12,500
                                                             ------------
                                                                   13,625
                                                             ------------
       Telecommunications -- 0.0%
         GT Group Telecom, Inc.
          Expires 2/1/10*(4)...............       2,650                27
         KMC Telecom Holdings, Inc.
          Expires 1/31/08(4)(8)............       3,650                 0
         Leap Wireless International, Inc.
          Expires 4/15/10(8)...............       2,250                21
         Leap Wireless International, Inc.
          Expires 4/15/10(8)...............       1,950             1,950
         Occidente Y Caribe
          Expires 3/15/04(4)(8)............       7,750                 0
                                                             ------------
                                                                    1,998
                                                             ------------
       Total Warrants
        (cost $321,861)....................                        15,623
                                                             ------------
       Total Investment Securities -- 89.0%
        (cost $245,031,317)................                   250,593,372
                                                             ------------
       REPURCHASE AGREEMENTS -- 6.9%
         State Street Bank & Trust Co.
          Joint Repurchase Agreement
          Account (see Note 3).............         505           505,000
         UBS Warburg, LLC Joint
          Repurchase Agreement Account
          (see Note 3).....................      19,000        19,000,000
                                                             ------------
       Total Repurchase Agreement
         (cost $19,505,000)................                    19,505,000
                                                             ------------

                                           Principal
                                             Amount        Value
               Security Description      (in thousands)   (Note 3)
          -----------------------------------------------------------
          TOTAL INVESTMENTS --
           (cost $264,536,317#).........       95.9%     270,098,372
                                                        ------------
          BOND-SHORT POSITION -- (0.7)%
          Automotive -- (0.2)%
            Goodyear Tire & Rubber Co.
             8.50% 3/15/07..............       (700)    $   (658,000)
          Broadcasting & Media -- (0.5)%
            Regal Cinemas Corporation
             9.38% 2/01/12..............     (1,000)      (1,221,000)
                                                        ------------
            (Proceeds $1,798,500).......                  (1,879,000)
                                                        ------------
          Other assets less liabilities.        4.8%      13,476,062
                                             ------     ------------
          NET ASSETS --                       100.0%    $281,695,434
                                             ======     ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value is $52,944,154 which represents 18.79% of net assets.
+  Non-income producing security
#  See Note 6
(1)Bond in default.
(2)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(4)Fair valued security; see Note 3.
(5)PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash.
(6)The security or a portion thereof represents collateral for securities short sale.
(7)Company has filed Ch. 11 bankruptcy, but is continuing to make interest payments.
(8)Illiquid security

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

(9)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. This restricted security is valued pursuant to Note 3. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2003, the High Yield Bond Fund held the following restricted securities:

                                                                  Value
                                                                   as a
                                                                   % of
                        Acquisition           Acquisition Market   Net
        Name               Date     Share/Par    Cost     Value   Assets
        ----            ----------- --------- ----------- ------- ------
        Rent-Way, Inc.,
         Preferred
         Stock......... 05/29/2003     10       100,000   100,000  0.04%

Allocation of investment by country as a percentage of net assets as of September 30, 2003.

                              United States 90.4%
                              Canada.......  4.4
                              Brazil.......  0.2
                              Netherlands..  0.2
                                            ----
                                            95.2%
                                            ====

See Notes to Financial Statements

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)

                                                  Principal
                                                    Amount       Value
                Security Description            (In thousands)  (Note 3)
      ------------------------------------------------------------------
      MUNICIPAL BONDS -- 90.9%
      Alabama -- 5.3%
        Jefferson County, Alabama Sewer
         Revenue, Capital Improvement,
         Series D
         5.25% due 2/01/26+....................     $4,500     $5,174,505
                                                               ----------
      California -- 7.4%
        California State Department Water
         Resources, Central Valley Project
         Revenue, Series X,
         5.13% due 12/01/22+...................      3,000      3,130,980
        San Ramon Valley, California Unified
         School District, General Obligation,
         5.00% due 8/01/23+....................      4,000      4,097,840
                                                               ----------
                                                                7,228,820
                                                               ----------
      Colorado -- 3.7%
        El Paso County, Colorado, Single
         Family Mortgage Revenue,
         zero coupon due 9/01/15(1)............      2,000      1,229,040
        Highlands Ranch Metropolitan District
         No. 2, General Obligation,
         6.50% due 6/15/09+....................      1,960      2,359,997
                                                               ----------
                                                                3,589,037
                                                               ----------
      Connecticut -- 4.9%
        Connecticut State, General Obligation,
         Refunding, Series C,
         5.25% due 12/15/09+...................      4,100      4,730,908
                                                               ----------
      Florida -- 7.8%
        Lee County, Florida, Airport Revenue,
         Series A,
         5.75% due 10/01/22+...................      5,000      5,474,350
        Orange County, Florida Sales Tax
         Revenue, Refunding, Series A,
         5.13% due 1/01/23+....................      2,000      2,083,360
                                                               ----------
                                                                7,557,710
                                                               ----------
      Georgia -- 3.3%
        Georgia Municipal Electric Authority,
         Power Revenue, Prerefunded,
         Series Y,
         6.40% due 1/01/09+....................         60         71,660
        Georgia Municipal Electric Authority,
         Power Revenue, Prerefunded,
         Series Y
         6.40% due 1/01/13+....................         85        103,756
        Metropolitan Atlanta Rapid Transit
         Authority Refunding Second
         Indenture Series A
         5.00% due 7/01/09+....................      2,650      2,991,479
                                                               ----------
                                                                3,166,895
                                                               ----------

                                                 Principal
                                                   Amount       Value
               Security Description            (In thousands)  (Note 3)
      ------------------------------------------------------------------
      Illinois -- 4.0%
        Illinois Health Facilities Authority
         Revenue, Lutheran General Health
         Systems, Series C,
         7.00% due 4/01/08+...................     $3,400     $ 3,886,302
                                                              -----------
      Massachusetts -- 0.9%
        Massachusetts State Housing
         Finance Agency, Insured Rental,
         Series A,
         6.60% due 7/01/14+...................        875         905,747
                                                              -----------
      Missouri -- 6.1%
        Sikeston, Missouri, Electric Revenue,
         Refunding,
         6.20% due 6/01/10+...................      5,000       5,969,700
                                                              -----------
      New Jersey -- 13.1%
        Garden State Preservation Trust,
         New Jersey, Series A,
         5.25% due 11/01/19+..................      3,400       3,721,640
        New Jersey Economic Development
         Authority, School Facilities
         Construction, Series C,
         5.00% due 6/15/12+...................      4,000       4,463,720
        Passaic Valley, New Jersey Sewer
         Systems, Series F,
         5.00% due 12/01/09+..................      2,000       2,273,960
        Passaic Valley, New Jersey Sewer
         Systems, Series F,
         5.00% due 12/01/12+..................      2,000       2,242,480
                                                              -----------
                                                               12,701,800
                                                              -----------
      New Mexico -- 0.0%
        New Mexico Mtg. Finance Authority,
         Single Family Mtg., Series C,
         8.63% due 7/01/17+...................         20          20,146
                                                              -----------
      New York -- 11.4%
        New York State Authority, Highway &
         Bridge Trust Fund, Series B,
         5.00% due 4/01/12+...................      5,000       5,564,050
        Niagara Falls, New York, Public
         Improvement, General Obligation,
         7.50% due 3/01/13....................        450         582,341
        Niagara Falls, New York, Public
         Improvement, General Obligation,
         7.50% due 3/01/14+...................        550         735,136
        Triborough Bridge And Tunnel
         Authority New York Sub. Series A
         5.25% due 11/15/30+..................      4,000       4,163,760
                                                              -----------
                                                               11,045,287
                                                              -----------

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                 Principal
                                                   Amount       Value
               Security Description            (In thousands)  (Note 3)
      ------------------------------------------------------------------
      MUNICIPAL BONDS (continued)
      Ohio -- 3.5%
        Cuyahoga County, Ohio Revenue,
         Cleveland Clinic Health Systems,
         Series A,
         5.75% due 1/01/24....................     $2,000     $ 2,101,520
        Woodridge, Ohio Local School
         District, General Obligation,
         6.80% due 12/01/14+..................      1,000       1,275,810
                                                              -----------
                                                                3,377,330
                                                              -----------
      Oklahoma -- 0.3%
        Oklahoma Development Finance
         Authority, Public Service of
         Oklahoma Project, Refunding,
         4.88% due 6/01/04....................        250         252,905
                                                              -----------
      Pennsylvania -- 10.3%
        Exeter Township, Pennsylvania
         School District, General Obligation,
         5.00% due 5/15/22+...................      4,555       4,728,773
        Pennsylvania State Turnpike
         Commission, Oil Franchise Tax
         Revenue, Series A
         5.25% due 12/01/23+..................      5,000       5,288,200
                                                              -----------
                                                               10,016,973
                                                              -----------
      South Dakota -- 2.6%
        South Dakota State Health &
         Educational Facilities Authority
         Revenue, McKennan Hospital,
         6.25% due 7/01/10+...................      2,120       2,509,508
                                                              -----------
      Texas -- 6.3%
        Harris County, Texas Hospital
         District, Mtg. Revenue,
         7.40% due 2/15/10+...................      1,450       1,696,195
        Houston, Texas Water And Sewer
         Systems Revenue, Refunding
         Junior Lien Series A
         6.20% due 12/01/25+..................      2,635       2,921,161
        San Antonio, Texas, Hotel Occupancy
         Revenue, Henry B. Gonzalez
         Project,
         zero coupon due 8/15/17+(1)..........      2,700       1,431,756
        Texas State Veterans Housing
         Assistance, General Obligation,
         6.80% due 12/01/23...................         65          66,645
                                                              -----------
                                                                6,115,757
                                                              -----------
      Total Investment Securities -- 90.9%
         (cost $82,825,509)...................                 88,249,330
                                                              -----------

                                                  Principal
                                                    Amount       Value
                Security Description            (In thousands)  (Note 3)
      ------------------------------------------------------------------
      SHORT-TERM INVESTMENTS -- 6.7%
      Arizona -- 1.3%
        Maricopa County, Arizona Industrial
         Development Authority Revenue,
         JIA Corp. Project,
         1.25% due 10/01/2003(2)...............     $  300     $  300,000
        Tempe, Arizona Industrial
         Development Authority Revenue,
         Centers For Habilitation,
         1.25% due 10/01/2003(2)...............        945        945,032
                                                               ----------
                                                                1,245,032
                                                               ----------
      Colorado -- 0.4%
        Colorado Springs, Colorado Revenue,
         National Strength & Condition,
         1.25% due 10/01/2003(2)...............        400        400,000
                                                               ----------
      Iowa -- 1.6%
        Iowa Finance Authority Children's Care
         Facilities Revenue, Childserve
         Project, Series B,
         1.25% due 10/01/2003(2)...............        450        450,000
        Linn County, Iowa Revenue, Goodwill
         Industries, Southwest Project,
         1.25% due 10/01/2003(2)...............      1,115      1,115,000
                                                               ----------
                                                                1,565,000
                                                               ----------
      Missouri -- 0.2%
        St. Louis, Missouri Planned Industrial
         Expansion Authority, Industrial
         Development Revenue, Chemical
         Building Project,
         1.20% due 10/01/2003(2)...............        100        100,000
        Wright City, Missouri Industrial
         Revenue, Watlow Process Systems,
         Inc., 1.20% due 10/01/2003(2).........        100        100,000
                                                               ----------
                                                                  200,000
                                                               ----------
      New York -- 3.0%
        New York City, New York, General
         Obligation, Series B,
         1.15% due 10/01/2003(2)...............      1,200      1,200,000
        New York, New York Municipal Water
         Finance Authority, Water & Sewer
         Systems Revenue,
         Series C,
         1.15% due 10/01/2003(2)...............      1,700      1,700,000
                                                               ----------
                                                                2,900,000
                                                               ----------

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2003 -- (unaudited)
        (continued)

                                                 Principal
                                                  Amount
                                              (In thousands)/   Value
               Security Description               Shares       (Note 3)
       -----------------------------------------------------------------
       SHORT-TERM INVESTMENTS (continued)
       North Carolina -- 0.2%
         Mecklenburg County, North Carolina,
          Certificates Participation
          1.15% due 10/02/2003(2)............     $   200     $   200,000
                                                              -----------
       Registered Investment
        Companies -- 0.0%
         SSgA Tax Free Money
          Market Fund........................      33,619          33,619
       Total Short-Term Investments
          (cost $6,543,651)..................                   6,543,651
                                                              -----------
       TOTAL INVESTMENTS --
          (cost $89,369,160#)................        97.6%     94,792,981
       Other assets less liabilities.........         2.4       2,297,861
                                                  -------     -----------
       NET ASSETS --                                100.0%    $97,090,842
                                                  =======     ===========

--------
#  See Note 6
+ All or part of this security is insured by the Financial Security Assurance ("FSA"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or American Municipal Bond Assurance Corp. ("AMBAC") ($84,599,220 or 87.1% of Net Assets).
(1)Represents a zero coupon bond which will convert to an interest-bearing security at a later date.
(2)Variable rate security -- the rate reflected as of September 30, 2003; maturity date reflects next reset date.
See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited)

Note 1. Organization

   SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of six different investment series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica Core Bond Fund, SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund (formerly, Diversified Income Fund), SunAmerica High Yield Bond Fund (formerly, High Income Fund) and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives for each of the Funds are as follows:

   Core Bond Fund seeks a high level of current income consistent with relative safety of capital by the active trading of investment-grade fixed-income securities, or in securities issued or guaranteed by the U.S. Government and mortgage-backed or asset-backed securities without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of securities of high credit quality, issued or guaranteed by the U.S. government, or any agency or instrumentality thereof without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   GNMA Fund seeks current income, with capital appreciation as a secondary objective by the active trading of mortgage-backed securities of high credit quality issued or guaranteed by the Government National Mortgage Association
   (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   High Yield Bond Fund seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's and below BBB by S&P) without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Funds assets plus borrowing for investment purposes will be invested in such securities.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)


   Tax Exempt Insured Fund seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by investing, under normal market conditions, at least 80% of its assets in municipal bonds, the income of which is exempt from federal income taxes, and that are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class II shares are offered at net asset value per share plus an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 18 months of purchase.

   Class I, Class Z, and Class X are offered at net asset value per share. These classes are offered exclusively to participants in certain employee retirement plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each (other than Class I, Class X and Class Z) makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class B and Class II shares are subject to higher distribution fee rates.

   Indemnifications: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 2. Fund Mergers

   Pursuant to a plan of reorganization approved by shareholders of the North American Funds ("NA Funds") on November 7, 2001, all the assets and liabilities of the determined NA Funds were transferred in a tax-free exchange

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)

   to a determined SunAmerica Mutual Fund ("SA Funds"). The details of the reorganization transactions, which were consummated on November 16, 2001, are set forth below.

   The SunAmerica Core Bond Fund, a newly created portfolio of the SunAmerica Income Funds, acquired all of the assets and liabilities of the North American Core Bond Fund. In conjunction with this reorganization, Class C was redesignated as Class II and Class II was redesignated as Class Z.

   The SunAmerica U.S. Government Securities Fund ("U.S. Government Securities Fund") and the SunAmerica Tax Exempt Insured Fund ("Tax Exempt Insured Fund"), respectively, acquired all of the assets and liabilities of the North American U.S. Government Securities Fund ("NA U.S. Government Securities Fund") and the North American Municipal Bond Fund ("NA Municipal Bond Fund"), respectively. In conjunction with the reorganizations, the SA Funds are the surviving entities. All shares of the NA U.S. Government Securities Fund and the NA Municipal Bond Fund Class A, Class B, and Class C were exchanged, tax free, for U.S. Government Securities Fund and Tax Exempt Insured Fund Class A, Class B, and Class II shares, respectively.

   The North American Strategic Income Fund ("NA Strategic Income Fund") was reorganized into the SunAmerica Diversified Income Fund ("SA Diversified Income Fund") and renamed the SunAmerica Strategic Bond Fund ("Strategic Bond Fund"). The North American High Yield Bond Fund ("NA High Yield Bond Fund") was reorganized into the SunAmerica High Income Fund ("SA High Income Fund") and was renamed the SunAmerica High Yield Bond Fund ("High Yield Bond Fund"). However, based on accounting principles generally accepted in the United States of America, from a financial reporting standpoint, the NA Strategic Income Fund and the NA High Yield Bond Fund are the surviving entities in this reorganization. Not withstanding this financial accounting treatment, the SA Diversified Income Fund and the SA High Income Fund are the surviving entities for legal and tax reporting purposes. On November 16th, prior to the reorganization, the NA Strategic Income Fund and the NA High Yield Bond Fund declared a stock split and issued the following additional shares of stock for each share of stock owned:

                                  Class A Class B Class C* Class I Class II@
                                  ------- ------- -------- ------- ---------
   NA Strategic Income Fund...... 1.5526  1.5465   1.5436  1.5579   1.5482
   NA High Yield Bond Fund....... 0.7750  0.7735   0.7689  0.7749   0.7720

   -----
   * Class C was redesignated Class II
   @ Class II was redesignated Class Z

   The financial highlights included in these financial statements have been adjusted to reflect the stock split as if it had taken place as of the commencement of operations.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)


   Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of U.S. Government Securities Fund prior to merger.................... $208,965,218
Net assets of NA U.S. Government Securities Fund prior to merger.................   48,781,692
                                                                                  ------------
Aggregate net assets of U.S. Government Securities Fund following the acquisition $257,746,910
                                                                                  ------------
Unrealized depreciation in NA U.S. Government Securities Fund.................... $   (250,422)
Net assets of Tax Exempt Insured Fund prior to merger............................ $ 88,549,335
Net assets of NA Municipal Bond Fund prior to merger.............................   16,028,648
                                                                                  ------------
Aggregate net assets of Tax Exempt Insured Fund following the acquisition........ $104,577,983
                                                                                  ------------
Unrealized appreciation in NA Municipal Bond Fund................................ $    617,075
Net assets of NA Strategic Income Fund prior to merger........................... $ 31,973,607
Net assets of SA Diversified Income Fund prior to merger.........................   50,355,280
                                                                                  ------------
Aggregate net assets of Strategic Bond Fund following the acquisition............ $ 82,328,887
                                                                                  ------------
Unrealized depreciation in SA Diversified Income Fund............................ $ (8,463,371)
Net assets of NA High Yield Bond Fund prior to merger............................ $ 70,292,776
Net assets of SA High Income Fund prior to merger................................  142,643,362
                                                                                  ------------
Aggregate net assets of High Yield Bond Fund following the acquisition........... $212,936,138
                                                                                  ------------
Unrealized depreciation in SA High Income Fund................................... $(28,926,444)

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP is the last sale price unless the reported

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)

   trade for the security is outside the range of the bid/ask price. In such cases, the NOCP is normalized to the nearer of the bid or ask price. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a securities price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Future contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. The Funds may make use of a pricing service in the determination of their net asset values. The preceding procedures need not be used to determine the value of debt securities owned by a Fund if, in the opinion of the Trustees, some other method would more accurately reflect the fair market value of such debt securities in quantities owned by such Fund. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a third party pricing service. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

   Repurchase Agreements: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated investment companies. The Funds, along with other affiliated registered investment companies, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2003, U.S. Government Securities Fund, GNMA Fund, Strategic Bond Fund and High Yield Bond Fund has a 0.3%, 49.3% 1.5% and 0.5% undivided interest, respectively, which represented $352,000, $53,392,000, $1,665,000 and $505,000, respectively, in principal amount in a joint repurchase agreement with State Street Bank & Trust Co. As of such date, the repurchase agreement in the joint account and collateral therefore were as follows:

   State Street Bank & Trust Co. Repurchase Agreement 0.85% dated 9/30/03, in the principal amount of $108,359,000, repurchase price $108,361,558 due 10/01/03, collateralized by the following:


 Type of Collateral  Interest Rate Maturity Date Principal Amount Market Value
 ------------------  ------------- ------------- ---------------- ------------
 U.S. Treasury Notes     3.25%       12/31/03      $80,400,000    $81,606,000
 U.S. Treasury Notes     7.25%        8/15/04       19,200,000     20,400,000
 U.S. Treasury Bonds     8.13%        8/15/19        6,125,000      8,529,063

   U.S. Government Securities Fund, GNMA Fund and High Yield Bond Fund has a 15.7%, 40.3% and 6.3% undivided interest, respectively, which represented $47,000,000, $121,000,000, and $19,000,000, respectively, in

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)

   principal amount in a joint repurchase agreement with UBS Warburg, LLC. As of such date, the repurchase agreement in the joint account and collateral therefore were as follows:

   UBS Warburg, LLC, Repurchase Agreement 0.85% dated 9/30/03, in the principal amount of $300,000,000 repurchase price $300,008,000 due 10/01/03 collateralized by the following:

 Type of Collateral  Interest Rate Maturity Date Principal Amount Market Value
 ------------------  ------------- ------------- ---------------- ------------
 U.S. Treasury Bonds     3.63%        4/15/28      $ 21,276,000   $ 21,852,633
 U.S. Treasury Bonds     3.88%        4/15/29       278,724,000    285,896,000

   Securities Transactions, Investment Income, Dividends and Distributions to
   Shareholders: Securities transactions are recorded on a trade date basis. Senior Secured Floating Rate Loans are recorded on a settlement date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including adjustments for amortization of premiums and accretion of discounts, is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

   Common expenses incurred by the Trust are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected. Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   Investment Securities Loaned: During the six months ended September 30, 2003, U.S. Government Securities Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Funds may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)

   interest expense on the Statement of Operations. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

   At September 30, 2003 there were no loaned securities outstanding in the U.S. Government Securities Fund. For the six months ended September 30, 2003, U.S. Government Securities Fund paid fees of $74,442, net of rebates, relating to Security lending transactions.

   Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Short Sales: The High Yield Bond Fund ("Fund") may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)

   it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

   Mortgage-Backed Dollar Rolls: During the six months ended September 30, 2003, the U.S. Government Securities Fund and the GNMA Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The U.S. Government Securities Fund and the GNMA Fund had TBA Rolls outstanding at period-end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities.

   Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement.
   In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SAAMCo and its affiliates.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)


   The Funds pay SAAMCo a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                     Management
                                                   Assets               Fees
                                         --------------------------- ----------
Core Bond Fund..........................           $0 - $200 million   0.600%
                                         (greater than) $200 million   0.525
                                         (greater than) $500 million   0.475
U.S. Government Securities Fund.........           $0 - $200 million   0.650
                                         (greater than) $200 million   0.620
                                         (greater than) $400 million   0.550
GNMA Fund...............................            $0 - $25 million   0.550
                                          (greater than) $25 million   0.500
                                          (greater than) $50 million   0.450
Strategic Bond Fund.....................           $0 - $350 million   0.650
                                         (greater than) $350 million   0.600
High Yield Bond Fund....................           $0 - $200 million   0.750
                                         (greater than) $200 million   0.720
                                         (greater than) $400 million   0.550
Tax Exempt Insured Fund.................           $0 - $350 million   0.500
                                         (greater than) $350 million   0.450

   The Core Bond Fund, Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. AIGGIC receives the following fees from SAAMCo., based upon each Fund's average daily net assets:

                                              Sub-advisory Fees
              -                -----------------------------------------------
                               Core Bond Strategic Bond High Yield  Tax Exempt
Assets                           Fund         Fund      Bond Fund  Insured Fund
------                         --------- -------------- ---------- ------------
$0 -  $200 million............   0.25%        0.35%        0.45%       0.25%
   (greater than) $200 million   0.20         0.25         0.35        0.22
   (greater than) $500 million   0.15         0.20         0.30        0.15

   For the six months ended September 30, 2003, expenses were reimbursed to the Funds as follows:

                                               SAAMCO
                                              --------
Core Bond Class A............................ $    139
Core Bond Class B............................    9,020
Core Bond Class II...........................    3,590
Core Bond Class I............................   16,229
Core Bond Class Z............................       --
U.S. Government Securities Fund Class A......  372,133
U.S. Government Securities Fund Class B......  106,537
U.S. Government Securities Fund Class II.....   47,127

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)

                                               SAAMCO
                                              --------
GNMA Fund Class A............................ $193,080
GNMA Fund Class B............................  131,581
GNMA Fund Class II...........................   89,198
GNMA Fund Class I............................   10,168
GNMA Fund Class X............................       --
Strategic Bond Class A.......................       --
Strategic Bond Class B.......................       --
Strategic Bond Class II......................   16,244
Strategic Bond Class I.......................   11,892
High Yield Bond Class A......................       --
High Yield Bond Class B......................       --
High Yield Bond Class II.....................    2,979
High Yield Bond Class I......................   11,149
High Yield Bond Class Z......................      135
Tax Exempt Insured Fund Class A..............       --
Tax Exempt Insured Fund Class B..............       --
Tax Exempt Insured Fund Class II.............    4,997

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund, has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans, hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class II Plan." In adopting the Class A Plan, the Class B Plan and the Class II Plan, the Trustees determined that there was a reasonable likelihood that each Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class II Plan, the Distributor receives payments from the Funds at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class A, Class B and Class II shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for, include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class II Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee at the

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)

   annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended September 30, 2003, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   In addition, AIG SunAmerica Capital Services, Inc. is paid a fee of 0.25% of average daily net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders.

   SACS receives sales charges on each Fund's Class A and Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class II shares. SACS has advised the Funds that for the six months ended September 30, 2003, the proceeds received from Class A and Class II sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class II redemptions were as follows:

                                               Class A                   Class B
                                ------------------------------------- --------------
                                                                        Contingent
                                 Sales    Affiliated   Non-affiliated Deferred Sales
                                Charges Broker-dealers Broker-dealers    Charges
                                ------- -------------- -------------- --------------
U.S. Government Securities Fund 127,089     55,745         49,819        151,610
GNMA Fund...................... 649,307    266,318        267,136        479,382
Strategic Bond Fund............  53,321     27,000         16,824         53,576
High Yield Bond Fund........... 247,940     34,112        171,465        120,527
Core Bond Fund.................  14,308      5,523          6,386         10,718
Tax Exempt Insured Fund........  27,304     13,740          8,541         20,802

                                              Class II                   Class II
                                ------------------------------------- --------------
                                                                        Contingent
                                 Sales    Affiliated   Non-affiliated Deferred Sales
                                Charges Broker-dealers Broker-dealers    Charges
                                ------- -------------- -------------- --------------
U.S. Government Securities Fund  25,345      5,102         20,243         13,979
GNMA Fund...................... 177,203     64,783        112,420        119,283
Strategic Bond Fund............  20,502      6,075         14,427          4,573
High Yield Bond Fund........... 104,040     12,405         91,635          6,743
Core Bond Fund.................   4,210        658          3,552            231
Tax Exempt Insured Fund........   4,550      1,543          3,007          5,564

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)


   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the six months ended September 30, 2003 the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                      Payable at
                                         Expenses September 30, 2003
                                         -------- ------------------
Core Bond Fund Class A.................. $ 44,664      $10,702
Core Bond Fund Class B..................    8,129        1,252
Core Bond Fund Class II.................    5,931          919
Core Bond Fund Class I..................   24,466        4,118
Core Bond Fund Class Z..................       --           --
U.S. Government Securities Fund Class A.  226,896       35,274
U.S. Government Securities Fund Class B.   62,060        8,588
U.S. Government Securities Fund Class II   24,929        3,512
GNMA Fund Class A.......................  324,317       53,419
GNMA Fund Class B.......................  201,368       29,777
GNMA Fund Class II......................  147,379       21,418
GNMA Fund Class I.......................       35            5
GNMA Fund Class X.......................    5,500        1,007
Strategic Bond Class A..................   42,605        6,839
Strategic Bond Class B..................   34,322        5,881
Strategic Bond Class II.................   17,663        2,998
Strategic Bond Class I..................    3,673          617
High Yield Bond Class A.................   86,673       15,674
High Yield Bond Class B.................   73,263       12,656
High Yield Bond Class II................   42,411        7,906
High Yield Bond Class I.................       32            3
High Yield Bond Class Z.................       --           --
Tax Exempt Insured Fund Class A.........   81,634       12,893
Tax Exempt Insured Fund Class B.........   20,754        3,277
Tax Exempt Insured Fund Class II........    6,706        1,057

   At September 30, 2003, AIGGIC, an indirect wholly owned subsidiary of AIG, owned 100% of the outstanding Class Z shares of Core Bond Fund and High Yield Bond Fund. The Variable Annuity Life Insurance Company ("VALIC"), an indirect wholly owned subsidiary of AIG, owned 90%, 100%, 99% and 15% of the outstanding shares of Core Bond Fund Class I, Strategic Bond Fund Class I, High Yield Bond Fund Class I and Tax Exempt Insured Class B, respectively. SAAMCo owned 14% and 94% of the outstanding shares of GNMA Fund Class A and Class I and 86% and 9% of the outstanding shares of Core Bond Class A and Class II Fund, respectively.

   On April 18, 2002, AIGGIC, the subadviser for the Strategic Bond Fund, reimbursed the Fund for $12,000 due to a violation of the investment restrictions prohibiting the Fund from investing in short sales. The $12,000 reimbursement increased the total return of each class of shares by less than 0.01%.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)


Note 5. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2003 were as follows:

                                                     U.S. Government                              High     Tax Exempt
                                         Core Bond     Securities        GNMA      Strategic   Yield Bond   Insured
                                           Fund           Fund           Fund      Bond Fund      Fund        Fund
                                        ------------ --------------- ------------ ----------- ------------ -----------
Purchases (excluding U.S. government
 securities)........................... $149,647,397  $         --   $         -- $39,590,297 $213,384,243 $65,037,628
Sales (excluding U.S. government
 securities)...........................  139,102,150            --             --  29,932,662  169,920,964  65,718,691
Purchases of U.S. government securities  148,501,645   396,318,055    761,648,036     166,066           --          --
Sales of U.S. government securities....  174,088,884   427,613,278    715,983,543   1,089,422           --          --

Note 6. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, Fund mergers, treatment of defaulted securities and derivative transactions.

                                                                                       Tax Distributions
                                               Distributable Earnings                 For the year ended
                                         For the year ended March 31, 2003              March 31, 2003
                                     -----------------------------------------  -------------------------------
                                                                                             Long-
                                                   Long-term       Unrealized                term
                                      Ordinary   Gains/ Capital   Appreciation   Ordinary   Capital     Tax
                                       Income    Loss Carryover  (Depreciation)   Income     Gains     Exempt
                                     ---------- --------------   -------------- ----------- -------- ----------
Core Bond Fund...................... $   39,061   $  (4,465,152)  $  5,617,957  $15,186,265 $     -- $       --
U.S. Government Securities Fund.....    177,782     (11,121,143)     7,000,963   11,170,917       --         --
GNMA Fund...........................  8,240,779       2,290,943      8,112,844   18,685,979       --         --
Strategic Bond Fund.................    394,308     (49,916,576)       526,235    4,507,318       --         --
High Yield Bond Fund................    924,201    (133,258,897)   (15,849,224)  17,388,736       --         --
Tax Exempt Insured Fund.............  1,859,407         406,154      5,083,843      125,409  667,022  3,022,170

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                U.S.
                                                  Core       Government                                             Tax Exempt
                                                  Bond       Securities       GNMA       Strategic    High Yield     Insured
                                                  Fund          Fund          Fund       Bond Fund    Bond Fund        Fund
                                              ------------  ------------  ------------  -----------  ------------  -----------
Cost......................................... $429,796,313  $311,292,646  $857,825,749  $86,316,824  $263,501,814  $89,369,160
                                              ============  ============  ============  ===========  ============  ===========
Appreciation................................. $  6,697,999  $  6,832,895  $  9,898,834  $ 8,780,465  $ 20,896,849  $ 5,451,047
Depreciation.................................   (1,789,004)   (2,183,391)   (1,994,814)  (4,721,267)  (16,179,292)     (27,226)
                                              ------------  ------------  ------------  -----------  ------------  -----------
Unrealized appreciation (depreciation) -- net $  4,908,995  $  4,649,504  $  7,904,020  $ 4,059,198  $  4,717,558  $ 5,423,821
                                              ============  ============  ============  ===========  ============  ===========

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)


   At March 31, 2003, Core Bond Fund, U.S. Government Securities Fund, Strategic Bond Fund and High Yield Bond Fund had capital loss carry forwards of $4,465,152, $11,121,143, $49,916,576, and $133,258,897 respectively, which were available to the extent provided in regulations and which will expire between 2004-2011. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

   Included in the capital loss carryover amounts at March 31, 2003 are the amounts of losses acquired from the following acquired Funds as a result of the reorganizations as discussed in Note 2:

North American U.S. Government Securities Fund $   997,836
North American Strategic Income Fund..........   9,372,684
North American High Yield Bond Fund...........  13,911,085
North American Municipal Bond Fund............          --

   As of March 31, 2003, Strategic Bond Fund and High Yield Bond Fund had post October 31, 2002 capital loss deferrals of $4,851,088 and $1,614,991, respectively.

   Core Bond Fund, U.S. Government Securities Fund and Tax Exempt Insured Fund utilized capital loss carry forwards of $4,502,088, $11,503,796 and $331,315, respectively, to offset the Fund's net taxable gains realized and recognized in the year ended March 31, 2003.

   As of March 31, 2003, Strategic Bond Fund and High Yield Bond Fund had $6,509,969 and $7,442,050 of capital loss carry forwards that expired.

   As a result of reorganizations into some of these portfolios during the period ended March 31, 2002, as discussed in Note 2, certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)



Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                                    Core Bond Fund
                     ----------------------------------------------------------------------------------------------------------
                                            Class A                                               Class B
                     ----------------------------------------------------  ----------------------------------------------------
                      For the six months ended      For the year ended      For the six months ended      For the year ended
                         September 30, 2003           March 31, 2003           September 30, 2003           March 31, 2003
                     -------------------------   ------------------------  -----------------------    -------------------------
                        Shares        Amount       Shares       Amount       Shares        Amount        Shares        Amount
                     ----------   ------------   ----------  ------------  --------    -----------    ----------   ------------
Shares sold.........  4,502,928** $ 46,610,712**  1,911,203* $ 19,558,165*  163,820    $ 1,703,281       529,865   $  5,366,262
Reinvested shares...     48,883        505,486       28,114       286,234     5,506         56,984        14,634        147,929
Shares redeemed.....   (342,789)    (3,523,342)    (420,056)   (4,235,193) (206,813)**  (2,134,641)**   (173,661)*   (1,758,943)*
                     ----------   ------------   ----------  ------------  --------    -----------    ----------   ------------
Net increase
 (decrease).........  4,209,022   $ 43,592,856    1,519,261  $ 15,609,206   (37,487)   $  (374,376)      370,838   $  3,755,248
                     ==========   ============   ==========  ============  ========    ===========    ==========   ============

                                                                    Core Bond Fund
                     ----------------------------------------------------------------------------------------------------------
                                           Class II                                               Class I
                     ----------------------------------------------------  ----------------------------------------------------
                      For the six months ended      For the year ended      For the six months ended      For the year ended
                         September 30, 2003           March 31, 2003           September 30, 2003           March 31, 2003
                     -------------------------   ------------------------  -----------------------    -------------------------
                        Shares        Amount       Shares       Amount       Shares        Amount        Shares        Amount
                     ----------   ------------   ----------  ------------  --------    -----------    ----------   ------------
Shares sold.........    215,508   $  2,240,129      561,314  $  5,690,211   494,805    $ 5,145,116     1,738,602   $ 17,572,086
Reinvested shares...      4,409         45,678       12,948       131,275    29,374        304,886        94,315        954,643
Shares redeemed.....   (260,745)    (2,707,807)    (415,830)   (4,169,367) (258,293)    (2,691,380)   (2,046,585)   (20,720,266)
                     ----------   ------------   ----------  ------------  --------    -----------    ----------   ------------
Net increase
 (decrease).........    (40,828)  $   (422,000)     158,432  $  1,652,119   265,886    $ 2,758,622      (213,668)  $ (2,193,537)
                     ==========   ============   ==========  ============  ========    ===========    ==========   ============

                                        Core Bond Fund
                     ----------------------------------------------------
                                            Class Z
                     ----------------------------------------------------
                      For the six months ended      For the year ended
                         September 30, 2003           March 31, 2003
                     -------------------------   ------------------------
                        Shares        Amount       Shares       Amount
                     ----------   ------------   ----------  ------------
Shares sold.........         --   $         --           --  $         --
Reinvested shares...    409,133      4,246,486    1,430,838    14,476,065
Shares redeemed..... (2,990,679)   (31,000,000)  (5,717,731)  (57,739,162)
                     ----------   ------------   ----------  ------------
Net increase
 (decrease)......... (2,581,546)  $(26,753,514)  (4,286,893) $(43,263,097)
                     ==========   ============   ==========  ============

 * Includes automatic conversion of 22,026 shares of Class B shares in the amount of $222,847 to 21,961 shares of Class A shares in the amount of $222,847.
** Includes automatic conversion of 11,496 shares of Class B shares in the amount of $119,123 to 11,463 shares of Class A shares in the amount of $119,123.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)


                                                         U.S. Government Securities Fund
                ---------------------------------------------------------------------------------------------------------------
                                        Class A                                                  Class B
                ------------------------------------------------------  -------------------------------------------------------
                 For the six months ended       For the year ended        For the six months ended        For the year ended
                    September 30, 2003            March 31, 2003             September 30, 2003             March 31, 2003
                -------------------------   --------------------------  --------------------------    -------------------------
                   Shares        Amount        Shares        Amount        Shares         Amount        Shares        Amount
                ----------   ------------   -----------  -------------  ----------    ------------    ----------   ------------
Shares sold....  5,209,431** $ 50,191,175**  16,172,319* $ 152,218,301*    419,690    $  4,044,775     4,495,676   $ 42,228,815
Reinvested
 shares........    229,981      2,201,060       667,786      6,191,337      52,629         505,186       157,230      1,481,363
Shares redeemed (6,536,183)   (62,547,303)  (16,276,413)  (152,748,051) (2,036,420)**  (19,366,468)** (2,574,910)*  (24,236,111)*
                ----------   ------------   -----------  -------------  ----------    ------------    ----------   ------------
Net increase
 (decrease).... (1,096,771)  $(10,155,068)      563,692  $   5,661,587  (1,564,101)   $(14,816,507)    2,077,996   $ 19,474,067
                ==========   ============   ===========  =============  ==========    ============    ==========   ============

                            U.S. Government Securities Fund
                ------------------------------------------------------
                                       Class II
                ------------------------------------------------------
                 For the six months ended       For the year ended
                    September 30, 2003            March 31, 2003
                -------------------------   --------------------------
                   Shares        Amount        Shares        Amount
                ----------   ------------   -----------  -------------
Shares sold....    524,400   $  5,082,144     2,365,163  $  22,258,658
Reinvested
 shares........     22,717        217,665        61,152        576,229
Shares redeemed (1,073,330)   (10,262,522)   (1,288,558)   (12,154,479)
                ----------   ------------   -----------  -------------
Net increase
 (decrease)....   (526,213)  $ (4,962,713)    1,137,757  $  10,680,408
                ==========   ============   ===========  =============

 * Includes automatic conversion of 534,577 shares of Class B shares in the amount of $4,991,021 to 534,765 shares of Class A shares in the amount of $4,991,021.
** Includes automatic conversion of 148,024 shares of Class B shares in the amount of $1,417,018 to 148,044 shares of Class A shares in the amount of $1,417,018.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)

                                                                  GNMA Fund
                ------------------------------------------------------------------------------------------------------------
                                       Class A                                                 Class B
                -----------------------------------------------------  -----------------------------------------------------
                 For the six months ended      For the year ended       For the six months ended       For the year ended
                    September 30, 2003           March 31, 2003            September 30, 2003            March 31, 2003
                ------------------------   --------------------------  ------------------------    -------------------------
                  Shares        Amount        Shares        Amount       Shares        Amount         Shares        Amount
                ----------  ------------   -----------  -------------  ----------  ------------    ----------   ------------
Shares sold.... 12,345,572  $142,206,539**  20,986,110* $ 237,799,506*  2,361,177  $ 27,356,772    12,763,664   $145,111,925
Reinvested
 shares........    211,144     2,366,396       667,003      7,573,715      79,067       911,261       385,948      4,393,569
Shares redeemed (8,456,933)  (96,376,115)  (10,535,852)  (119,630,103) (4,400,872)  (50,346,221)** (5,116,327)*  (58,203,016)*
                ----------  ------------   -----------  -------------  ----------  ------------    ----------   ------------
Net increase
 (decrease)....  4,099,783  $ 48,196,820    11,117,261  $ 125,743,118  (1,960,628) $(22,078,188)    8,033,285   $ 91,302,478
                ==========  ============   ===========  =============  ==========  ============    ==========   ============

                                                                  GNMA Fund
                ------------------------------------------------------------------------------------------------------------
                                       Class II                                                Class I
                -----------------------------------------------------  -----------------------------------------------------
                 For the six months ended      For the year ended       For the six months ended       For the year ended
                    September 30, 2003           March 31, 2003            September 30, 2003            March 31, 2003
                ------------------------   --------------------------  ------------------------    -------------------------
                  Shares        Amount        Shares        Amount       Shares        Amount         Shares        Amount
                ----------  ------------   -----------  -------------  ----------  ------------    ----------   ------------
Shares sold....  2,754,048  $ 31,971,441    11,565,832  $ 131,890,842          --  $         --            --   $         --
Reinvested
 shares........     58,564       675,475       245,826      2,806,505          28           317           170          1,919
Shares redeemed (4,434,582)  (50,774,871)   (3,318,648)   (37,928,650)       (953)      (11,026)       (1,350)       (14,552)
                ----------  ------------   -----------  -------------  ----------  ------------    ----------   ------------
Net increase
 (decrease).... (1,621,970) $(18,127,955)    8,493,010  $  96,768,697        (925) $    (10,709)       (1,180)  $    (12,633)
                ==========  ============   ===========  =============  ==========  ============    ==========   ============

                                      GNMA Fund
                -----------------------------------------------------
                                       Class X
                -----------------------------------------------------
                 For the six months ended      For the year ended
                    September 30, 2003           March 31, 2003
                ------------------------   --------------------------
                  Shares        Amount        Shares        Amount
                ----------  ------------   -----------  -------------
Shares sold....    163,371  $  1,876,204       374,832  $   4,250,363
Reinvested
 shares........      4,905        56,272         8,750        100,073
Shares redeemed    (17,830)     (202,754)      (37,889)      (437,031)
                ----------  ------------   -----------  -------------
Net increase
 (decrease)....    150,446  $  1,729,722       345,693      3,913,405
                ==========  ============   ===========  =============

 * Includes automatic conversion of 195,681 shares of Class B shares in the amount of $2,233,137 to 196,215 shares of Class A shares in the amount of $2,233,137.
** Includes automatic conversion of 79,751 shares of Class B in the amount of $916,264 to 79,960 shares of Class A shares in the amount of $916,264.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)



                                                             Strategic Bond Fund
                -----------------------------------------------------------------------------------------------------------
                                      Class A                                                Class B
                ---------------------------------------------------  ------------------------------------------------------
                         For the                                               For the
                     six months ended         For the year ended           six months ended           For the year ended
                    September 30, 2003          March 31, 2003            September 30, 2003            March 31, 2003
                ------------------------   ------------------------  -------------------------    -------------------------
                   Shares       Amount       Shares       Amount        Shares         Amount        Shares        Amount
                ----------   -----------   ----------  ------------  ----------    -----------    ----------   ------------
Shares sold....  2,140,694** $ 6,870,145**  5,749,864* $ 17,063,277*  2,766,795    $ 8,899,725     3,650,173   $ 10,909,683
Reinvested
 shares........    236,075       761,862      442,757     1,316,774     160,383        517,342       261,564        777,454
Shares redeemed (2,745,084)   (8,787,356)  (5,933,899)  (17,581,335) (1,887,178)**  (6,095,336)** (3,827,323)*  (11,336,035)*
                ----------   -----------   ----------  ------------  ----------    -----------    ----------   ------------
Net increase
 (decrease)....   (368,315)  $(1,155,349)     258,722  $    798,716   1,040,000    $ 3,321,731        84,414   $    351,102
                ==========   ===========   ==========  ============  ==========    ===========    ==========   ============

                                                             Strategic Bond Fund
                -----------------------------------------------------------------------------------------------------------
                                      Class II                                               Class I
                ---------------------------------------------------  ------------------------------------------------------
                         For the                                               For the
                     six months ended         For the year ended           six months ended           For the year ended
                    September 30, 2003          March 31, 2003            September 30, 2003            March 31, 2003
                ------------------------   ------------------------  -------------------------    -------------------------
                   Shares       Amount       Shares       Amount        Shares         Amount        Shares        Amount
                ----------   -----------   ----------  ------------  ----------    -----------    ----------   ------------
Shares sold....  1,812,919   $ 5,879,817    2,361,199  $  7,058,032          --             --            --   $         --
Reinvested
 shares........     93,302       302,344      162,201       483,955      35,770        115,506        65,251        194,149
Shares redeemed (1,327,287)   (4,295,817)  (2,604,349)   (7,748,759)         --             --            --             --
                ----------   -----------   ----------  ------------  ----------    -----------    ----------   ------------
Net increase
 (decrease)....    578,934   $ 1,886,344      (80,949) $   (206,772)     35,770    $   115,506        65,251   $    194,149
                ==========   ===========   ==========  ============  ==========    ===========    ==========   ============

 * Includes automatic conversion of 860,996 shares of Class B shares in the amount of $2,545,720 to 860,854 shares of Class A shares in the amount of $2,545,720.
** Includes automatic conversion of 295,692 shares of Class B shares in the amount of $956,263 to 295,692 shares of Class A shares in the amount of $956,263.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)


                                                              High Yield Bond Fund
                ---------------------------------------------------------------------------------------------------------------
                                        Class A                                                  Class B
                ------------------------------------------------------  -------------------------------------------------------
                  For the six months ended       For the year ended       For the six months ended        For the year ended
                     September 30, 2003            March 31, 2003            September 30, 2003             March 31, 2003
                --------------------------   -------------------------  --------------------------    -------------------------
                   Shares         Amount        Shares       Amount        Shares         Amount         Shares        Amount
                -----------   ------------   -----------  ------------  ----------    ------------    ----------   ------------
Shares sold....  17,422,857** $ 68,481,288**  15,410,944* $ 54,586,537*  5,544,482    $ 21,826,623     5,717,346   $ 20,569,651
Reinvested
 shares........     529,372      2,101,609       783,484     2,876,224     322,113       1,274,632       600,801      2,209,929
Shares redeemed (13,592,525)   (53,644,677)  (12,321,331)  (45,700,839) (3,851,401)**  (15,092,178)** (6,957,270)*  (25,671,684)*
                -----------   ------------   -----------  ------------  ----------    ------------    ----------   ------------
Net increase
 (decrease)....   4,359,704   $ 16,938,220     3,873,097  $ 11,761,922   2,015,194    $  8,009,077      (639,123)  $ (2,892,104)
                ===========   ============   ===========  ============  ==========    ============    ==========   ============

                                                              High Yield Bond Fund
                ---------------------------------------------------------------------------------------------------------------
                                       Class II                                                  Class I
                ------------------------------------------------------  -------------------------------------------------------
                  For the six months ended       For the year ended       For the six months ended        For the year ended
                     September 30, 2003            March 31, 2003            September 30, 2003             March 31, 2003
                --------------------------   -------------------------  --------------------------    -------------------------
                   Shares         Amount        Shares       Amount        Shares         Amount         Shares        Amount
                -----------   ------------   -----------  ------------  ----------    ------------    ----------   ------------
Shares sold....   6,639,292   $ 26,151,398     5,002,813  $ 18,337,823      50,125    $    200,000            --   $         --
Reinvested
 shares........     207,238        824,009       263,054       965,355         169             666           361          1,319
Shares redeemed  (3,145,416)   (12,367,532)   (2,686,939)   (9,901,331)    (50,125)       (202,584)           --             --
                -----------   ------------   -----------  ------------  ----------    ------------    ----------   ------------
Net increase
 (decrease)....   3,701,114   $ 14,607,875     2,578,928  $  9,401,847         169    $     (1,918)          361   $      1,319
                ===========   ============   ===========  ============  ==========    ============    ==========   ============

                                 High Yield Bond Fund
                ------------------------------------------------------
                                        Class Z
                ------------------------------------------------------
                  For the six months ended       For the year ended
                     September 30, 2003            March 31, 2003
                --------------------------   -------------------------
                   Shares         Amount        Shares        Amount
                -----------   ------------   -----------  ------------
Shares sold....          --   $         --             8  $         30
Reinvested
 shares........     804,454      3,178,422     1,700,227     6,221,007
Shares redeemed          --             --            --            --
                -----------   ------------   -----------  ------------
Net increase
 (decrease)....     804,454   $  3,178,422     1,700,235  $  6,221,037
                ===========   ============   ===========  ============

 * Includes automatic conversion of 483,813 shares of Class B shares in the amount of $1,813,086 to 484,737 of shares of Class A shares in the amount of $1,813,086.
** Includes automatic conversion of 206,730 shares of Class B shares in the amount of $810,317 to 207,151 shares of Class A shares in the amount of $810,317.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)


                                                              Tax Exempt Insured Fund
                     -------------------------------------------------------------------------------------------------------
                                            Class A                                              Class B
                     ----------------------------------------------------  -------------------------------------------------
                      For the six months ended      For the year ended      For the six months ended     For the year ended
                         September 30, 2003           March 31, 2003           September 30, 2003          March 31, 2003
                     -------------------------   ------------------------  -----------------------    ----------------------
                        Shares        Amount       Shares       Amount       Shares        Amount       Shares      Amount
                     ----------   ------------   ----------  ------------  --------    -----------    --------   -----------
Shares sold.........    465,786** $  6,234,348**  1,796,170* $ 23,825,662*   86,651    $ 1,169,332     453,361   $ 6,022,337
Reinvested shares...     45,314        607,040      145,158     1,916,793     7,487        100,292      27,036       357,478
Shares redeemed..... (1,004,220)   (13,435,018)  (1,969,797)  (26,214,114) (155,757)**  (2,075,005)** (475,903)*  (6,259,772)*
                     ----------   ------------   ----------  ------------  --------    -----------    --------   -----------
Net increase
 (decrease).........   (493,120)  $ (6,593,630)     (28,469) $   (471,659)  (61,617)   $  (805,381)      4,494   $   120,043
                     ==========   ============   ==========  ============  ========    ===========    ========   ===========

                                    Tax Exempt Insured Fund
                     ----------------------------------------------------
                                           Class II
                     ----------------------------------------------------
                      For the six months ended      For the year ended
                         September 30, 2003           March 31, 2003
                     -------------------------   ------------------------
                        Shares        Amount       Shares       Amount
                     ----------   ------------   ----------  ------------
Shares sold.........     43,710   $    579,473      345,981  $  4,588,301
Reinvested shares...      2,837         38,020        9,084       120,117
Shares redeemed.....    (93,334)    (1,251,405)    (193,507)   (2,561,636)
                     ----------   ------------   ----------  ------------
Net increase
 (decrease).........    (46,787)  $   (633,912)     161,558  $  2,146,782
                     ==========   ============   ==========  ============

 * Includes automatic conversion of 97,811 shares of Class B shares in the amount of $1,288,353 to 97,827 shares of Class A shares in the amount of $1,288,353.
** Includes automatic conversion of 24,722 shares of Class B shares in the amount of $332,892 to 24,722 shares of Class A shares in the amount of $332,892.

Note 8. Commitments and Contingencies

   The SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in interest expense of the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. During the six months ended September 30, 2003, the High Yield Bond Fund had borrowings outstanding for 25 days under the line of credit and incurred $6,051 in interest charges related to these borrowings. The High Yield Bond Fund's average amount of debt under the line of credit for the days utilized was $5,583,384 at a weighted average interest of 1.58%.

   The Funds, pursuant to exemptive relief granted by the Securities and Exchange Commission are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2003 none of the Funds participated in this program.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2003 -- (unaudited) (continued)


Note 9. Trustees Retirement Plan

   The Trustees (and Directors) of the SunAmerica Income Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's Account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.5%. As of September 30, 2003, Core Bond Fund, U.S. Government Securities Fund, GNMA Fund, Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund had accrued $14,873, $109,961, $32,122, $25,711, $43,231 and $32,698, respectively, for the
   Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the period ended September 30, 2003 expensed $7,268, $6,784, $12,272, $1,768, $4,289 and $2,352, respectively, for the
   Retirement Plan, which is included in Trustees' fees and expenses on the Statement of Operations.

        SunAmerica Income Funds
        TRUSTEE INFORMATION -- September 30, 2003 -- (unaudited)


The following table contains basic information regarding the Trustees that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                              Number of
                                   Term of                                    Funds in
                        Position  Office and                                    Fund             Other
Name,                  Held With  Length of                                    Complex       Directorships
Address and            SunAmerica    Time         Principal Occupations      Overseen by        Held by
Date of Birth*          Complex   Served(4)        During Past 5 Years       Trustee(1)       Trustee(2)
--------------         ---------- ---------- ------------------------------- ----------- ---------------------
S. James Coppersmith   Trustee    1987 -     Retired.                            45      Director of BJ's
DOB: February 21, 1933            present                                                Wholesale Club,
                                                                                         Inc.; Director,
                                                                                         Boston Stock
                                                                                         Exchange.
Dr. Judith L. Craven   Trustee    2001 -     Retired.                            75      Director, A.G. Belo
DOB: October 6, 1945              present                                                Corporation (1992 to
                                                                                         present); Director,
                                                                                         Sysco Corporation
                                                                                         (1996 to present);
                                                                                         Director, Luby's Inc.
                                                                                         (1998 to present).
William F. Devin       Trustee    2001 -     Retired.                            75      Member of the
DOB: December 30, 1938            present                                                Board of Governors,
                                                                                         Boston Stock
                                                                                         Exchange (1985-
                                                                                         Present);
Samuel M. Eisenstat    Chairman   1986 -     Attorney, solo practitioner.        46      Director, North
DOB: March 7, 1940     of the     present                                                European Oil
                       Board                                                             Royalty Trust.
Stephen J. Gutman      Trustee    1986 -     Partner and Managing                46      None
DOB: May 10, 1943                 present    Member of B.B. Associates
                                             LLC (menswear specialty
                                             retailing and other activities)
                                             (June 1988 to present).

        SunAmerica Income Funds
        TRUSTEE INFORMATION -- September 30, 2003 -- (unaudited) (continued)

                                                                          Number of
                                  Term of                                 Funds in
                       Position  Office and                                 Fund             Other
Name,                 Held With  Length of                                 Complex       Directorships
Address and           SunAmerica    Time       Principal Occupations     Overseen by        Held by
Date of Birth*         Complex   Served(4)      During Past 5 Years      Trustee(1)       Trustee(2)
--------------        ---------- ---------- ---------------------------- ----------- ---------------------
Peter A. Harbeck(3)   Trustee    1995 -     President, CEO and Director,     83      None
DOB: January 23, 1954            present    AIG SunAmerica Asset
                                            Management Corp.
                                            ("SAAMCo") (August 1995
                                            to present); Director, AIG
                                            SunAmerica Capital
                                            Services, Inc ("SACS")
                                            (August 1993 to present)
Sebastiano Sterpa     Trustee    1993 -     Founder and Chairman of the      37      Director, Real Estate
DOB: July 18, 1929               present    Board of the Sterpa Group                Business Service
                                            (real estate investment and              and Countrywide
                                            management) (1962 to                     Financial.
                                            present)

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 portfolios), SunAmerica Strategic Investment Series, Inc. (7 funds), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds), Anchor Pathway Funds (7 Series) and Seasons Series Trust (19 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested trustee, as defined within the Investment Company Act of 1940.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 9 of the financial statements.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

If you would like additional information:

      [_] Call FastFacts--Call our 24 hour automated account and fund information hotline at 800-654-4760.

      [_] Visit SunAmerica on the World Wide Web. Visit our site at www.sunamericafunds.com for more up-to-date information.

                            AIG SunAmerica Mutual Funds
                            thanks you for your continued support.

[LOGO] AIG Sun America
Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Trustees                   Investment Adviser         This report is submitted
 S. James Coppersmith       AIG SunAmerica            solely for the general
 Dr. Judith L. Craven         Asset Management Corp.  information of
 William F. Devin           Harborside Financial      shareholders of the Fund.
 Peter A. Harbeck             Center                  Distribution of this
 Samuel M. Eisenstat        3200 Plaza 5              report to persons other
 Stephen J. Gutman          Jersey City, NJ 07311     than shareholders of the
 Sebastiano Sterpa                                    Fund is authorized only
                           Distributor                in connection with a
Officers                    AIG SunAmerica Capital    currently effective
 Robert M. Zakem,             Services, Inc.          prospectus, setting forth
   President and Secretary  Harborside Financial      details of the Fund,
 Donna M. Handel,             Center                  which must precede or
   Treasurer                3200 Plaza 5              accompany this report.
 J. Steven Neamtz, Vice     Jersey City, NJ 07311
   President                                          The accompanying report
 Michael Cheah, Vice       Shareholder Servicing      has not been examined by
   President               Agent                      independent accountants
 Abbe P. Stein, Vice        AIG SunAmerica Fund       and accordingly no
   President and              Services, Inc.          opinion has been
   Assistant Secretary      Harborside Financial      expressed thereon.
 Joseph P. Kelly,             Center
   Assistant Secretary      3200 Plaza 5
 Thomas Lynch, Assistant    Jersey City, NJ 07311
   Secretary
 Stacey V. Morrison,       Custodian and Transfer
   Assistant Secretary     Agent
 Gregory R. Kingston,       State Street Bank and
   Vice President and         Trust Company
   Assistant Treasurer      P.O. Box 419572
 Robert A. Chopyak,         Kansas City, MO
   Assistant Treasurer        64141-6572
 Laura E. Filippone,
   Assistant Treasurer

Distributed by:
AIG SunAmerica Capital Services, Inc.
INSAN-9/03

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, a situation was discovered at the registrant's transfer agent which circumvented internal controls related to abandoned property procedures. The registrant has worked with the transfer agent to develop actions to enhance the internal controls.

Item 10. Exhibits.

(a)  Not applicable.

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

     (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ Robert M. Zakem
Robert M. Zakem President
Date: December 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
Robert M. Zakem President

Date: December 8, 2003

By: /s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: December 8, 2003